Schedule of Investments (unaudited) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.	28,970	$1,049,293
Aerojet Rocketdyne Holdings Inc.(a)	60,140	3,178,399
Aerovironment Inc.(a)(b)	16,405	1,425,594
Air Industries Group(a)	7,291	8,968
Astronics Corp.(a)	21,238	280,979
Astrotech Corp.(a)	1,452	2,570
Axon Enterprise Inc.(a)(b)	50,425	6,178,575
Boeing Co. (The)	442,327	94,684,518
BWX Technologies Inc.	82,443	4,969,664
CPI Aerostructures Inc.(a)(b)	7,154	27,407
Cubic Corp.	23,484	1,456,947
Curtiss-Wright Corp.	37,012	4,306,346
Ducommun Inc.(a)	7,621	409,248
General Dynamics Corp.	193,163	28,746,518
HEICO Corp.	34,142	4,520,401
HEICO Corp., Class A	60,468	7,078,384
Hexcel Corp.	74,697	3,622,057
Howmet Aerospace Inc.	326,595	9,321,021
Huntington Ingalls Industries Inc.	31,999	5,455,189
Innovative Solutions & Support Inc.	14,264	93,001
Kaman Corp.	22,243	1,270,743
Kratos Defense & Security Solutions Inc.(a)	102,927	2,823,288
L3Harris Technologies Inc.	174,745	33,030,300
Lockheed Martin Corp.	204,915	72,740,727
Maxar Technologies Inc.(b)	55,296	2,133,873
Mercury Systems Inc.(a)	45,388	3,996,867
Moog Inc., Class A	21,115	1,674,419
National Presto Industries Inc.	6,572	581,162
Northrop Grumman Corp.	129,012	39,312,537
PAE Inc.(a)(b)	48,728	447,323
Park Aerospace Corp.	15,164	203,349
Parsons Corp.(a)(b)	15,707	571,892
Raytheon Technologies Corp.	1,262,635	90,291,029
SIFCO Industries Inc.(a)	614	5,158
Spirit AeroSystems Holdings Inc., Class A	87,524	3,421,313
Teledyne Technologies Inc.(a)	30,957	12,134,525
Textron Inc.	189,160	9,142,103
TransDigm Group Inc.(a)	45,413	28,103,835
Triumph Group Inc.	36,235	455,112
Vectrus Inc.(a)	7,638	379,761
Virgin Galactic Holdings Inc.(a)(b)	120,298	2,854,672
Virtra Inc.(a)	6,248	21,993

		482,411,060

Air Freight & Logistics — 0.6%
Air T Inc.(a)	379	9,437
Air Transport Services Group Inc.(a)(b)	45,916	1,439,007
Atlas Air Worldwide Holdings Inc.(a)(b)	21,878	1,193,226
CH Robinson Worldwide Inc.	112,060	10,519,072
Echo Global Logistics Inc.(a)	21,618	579,795
Expeditors International of Washington Inc.	144,366	13,730,650
FedEx Corp.	199,842	51,882,980
Forward Air Corp.	23,027	1,769,395
Hub Group Inc., Class A(a)	29,294	1,669,758
Radiant Logistics Inc.(a)	23,245	134,821
United Parcel Service Inc., Class B	594,852	100,173,077
XPO Logistics Inc.(a)(b)	75,793	9,034,526

		192,135,744

Security	Shares	Value

Airlines — 0.3%
Alaska Air Group Inc.	104,203	$5,418,556
Allegiant Travel Co.	9,598	1,816,326
American Airlines Group Inc.(b)	507,981	8,010,860
Delta Air Lines Inc.	534,772	21,503,182
Hawaiian Holdings Inc.	44,907	794,854
JetBlue Airways Corp.(a)	283,473	4,121,697
Mesa Air Group Inc.(a)	50,747	339,497
SkyWest Inc.	45,245	1,823,826
Southwest Airlines Co.	494,380	23,043,052
Spirit Airlines Inc.(a)(b)	73,261	1,791,231
United Airlines Holdings Inc.(a)	244,858	10,590,109

		79,253,190

Auto Components — 0.3%
Adient PLC(a)	71,684	2,492,453
American Axle & Manufacturing Holdings Inc.(a)	88,265	736,130
Aptiv PLC	224,361	29,231,995
Autoliv Inc.	67,785	6,242,999
BorgWarner Inc.	205,201	7,928,967
Cooper Tire & Rubber Co.	44,639	1,807,880
Cooper-Standard Holdings Inc.(a)	12,626	437,743
Dana Inc.	124,317	2,426,668
Dorman Products Inc.(a)	22,753	1,975,415
Fox Factory Holding Corp.(a)	32,196	3,403,439
Gentex Corp.	209,085	7,094,254
Gentherm Inc.(a)	24,618	1,605,586
Goodyear Tire & Rubber Co. (The)	202,279	2,206,864
Horizon Global Corp.(a)	38,547	331,119
LCI Industries	21,936	2,844,660
Lear Corp.	45,579	7,248,428
Modine Manufacturing Co.(a)	58,632	736,418
Motorcar Parts of America Inc.(a)	28,660	562,309
Patrick Industries Inc.	21,129	1,444,167
Standard Motor Products Inc.	20,315	821,945
Stoneridge Inc.(a)	22,155	669,746
Strattec Security Corp.	16,403	809,652
Superior Industries International Inc.(a)	58,560	239,510
Sypris Solutions Inc.(a)	15,017	22,826
Tenneco Inc., Class A(a)	36,775	389,815
Unique Fabricating Inc.(a)	714	3,927
Veoneer Inc.(a)(b)	87,008	1,853,270
Visteon Corp.(a)	21,493	2,697,801
Workhorse Group Inc.(a)(b)	77,444	1,531,842
XPEL Inc.(a)	8,989	463,473

		90,261,301

Automobiles — 1.7%
Arcimoto Inc.(a)(b)	12,384	163,840
Fisker Inc.(a)	120,515	1,765,545
Ford Motor Co.	3,282,470	28,852,911
General Motors Co.	1,040,545	43,328,294
Harley-Davidson Inc.	126,572	4,645,192
Lordstown Motors Corp., Class A(a)(b)	82,313	1,651,199
Tesla Inc.(a)	630,704	445,068,892
Thor Industries Inc.(b)	46,595	4,332,869
Winnebago Industries Inc.	31,622	1,895,423

		531,704,165

Banks — 3.9%
1st Constitution Bancorp.	6,785	107,678
1st Source Corp.	14,298	576,209
ACNB Corp.	6,779	169,475

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Allegiance Bancshares Inc.	15,905	$542,838
Altabancorp	2,323	64,858
Amalgamated Bank, Class A	28,700	394,338
Amerant Bancorp Inc.(a)	24,506	372,491
American National Bankshares Inc.	15,865	415,822
American River Bankshares, Class A	6,848	90,051
Ameris Bancorp.	45,590	1,735,611
AmeriServ Financial Inc.	14,721	46,077
Ames National Corp.	7,492	179,958
Arrow Financial Corp.	9,085	271,732
Associated Banc-Corp.	134,961	2,301,085
Atlantic Capital Bancshares Inc.(a)	7,158	113,955
Atlantic Union Bankshares Corp.	67,822	2,234,057
Auburn National Bancorp. Inc.	595	24,806
Banc of California Inc.	43,847	644,989
BancFirst Corp.	14,548	853,968
Bancorp. Inc. (The)(a)	29,619	404,299
BancorpSouth Bank	84,836	2,327,900
Bank First Corp.	7,451	482,974
Bank of America Corp.	6,331,519	191,908,341
Bank of Commerce Holdings	8,144	80,626
Bank of Hawaii Corp.	33,709	2,582,784
Bank of Marin Bancorp., Class A	13,314	457,203
Bank of Princeton (The)	14,778	345,953
Bank of South Carolina Corp.	960	15,389
Bank of the James Financial Group Inc.	775	9,641
Bank OZK	96,894	3,029,875
Bank7 Corp.	2,920	41,464
BankFinancial Corp.	29	255
BankUnited Inc.	65,208	2,267,934
Bankwell Financial Group Inc.	6,739	131,747
Banner Corp.	19,279	898,209
Bar Harbor Bankshares	14,188	320,507
Baycom Corp.(a)	21,432	325,123
BCB Bancorp. Inc.	7,515	83,191
Berkshire Hills Bancorp. Inc.	44,058	754,273
BOK Financial Corp.	24,854	1,702,002
Boston Private Financial Holdings Inc.	41,027	346,678
Bridge Bancorp. Inc.	7,540	182,317
Brookline Bancorp. Inc.	34,474	415,067
Bryn Mawr Bank Corp.	15,163	463,912
Business First Bancshares Inc.	19,980	406,793
Byline Bancorp Inc.	24,039	371,403
C&F Financial Corp.	704	26,125
Cadence Bancorp.	101,829	1,672,032
Cambridge Bancorp.	6,389	445,633
Camden National Corp.	8,020	286,956
Capital City Bank Group Inc.	7,652	188,086
Capstar Financial Holdings Inc.	29,944	441,674
Carter Bankshares Inc.	9,251	99,171
Cathay General Bancorp.	59,720	1,922,387
CB Financial Services Inc.	829	16,588
CBTX Inc.	14,890	379,844
Central Pacific Financial Corp.	9,084	172,687
Central Valley Community Bancorp.	7,445	110,856
Century Bancorp. Inc./MA, Class A, NVS	787	60,882
Chemung Financial Corp.	774	26,277
CIT Group Inc.	81,214	2,915,583
Citigroup Inc.	1,733,355	106,878,669
Citizens & Northern Corp.	8,110	160,902

Security	Shares	Value

Banks (continued)
Citizens Community Bancorp. Inc./WI	799	$8,701
Citizens Financial Group Inc.	363,391	12,994,862
Citizens Holding Co.	828	17,347
City Holding Co.	12,074	839,747
Civista Bancshares Inc.	7,664	134,350
CNB Financial Corp./PA	8,243	175,493
Codorus Valley Bancorp. Inc.	7,631	129,422
Colony Bankcorp Inc.	6,792	99,503
Columbia Banking System Inc.	49,769	1,786,707
Comerica Inc.	114,848	6,415,409
Commerce Bancshares Inc.	88,506	5,814,844
Community Bank System Inc.	43,616	2,717,713
Community Bankers Trust Corp.	15,822	106,798
Community Financial Corp. (The)	880	23,302
Community First Bancshares Inc./GA(a)	2,609	25,307
Community Trust Bancorp. Inc.	14,637	542,301
Community West Bancshares	6,798	61,726
ConnectOne Bancorp. Inc.(b)	27,831	550,775
County Bancorp. Inc.	862	19,033
CrossFirst Bankshares Inc.(a)	57,770	621,027
Cullen/Frost Bankers Inc.	50,342	4,391,333
Customers Bancorp. Inc.(a)	20,198	367,200
CVB Financial Corp.	108,076	2,107,482
Dime Community Bancshares Inc.	44,094	695,362
Eagle Bancorp. Inc.	22,212	917,356
Eagle Bancorp. Montana Inc.	850	18,037
East West Bancorp. Inc.	118,625	6,015,474
Eastern Bankshares Inc.(a)(b)	155,330	2,533,432
Emclaire Financial Corp.	214	6,675
Enterprise Bancorp. Inc./MA	6,901	176,321
Enterprise Financial Services Corp.	29,533	1,032,178
Equity Bancshares Inc., Class A(a)	7,655	165,271
Esquire Financial Holdings Inc.(a)	22,363	429,146
Evans Bancorp. Inc.	1,016	27,981
Farmers & Merchants Bancorp. Inc./Archbold OH	16,740	385,020
Farmers National Banc Corp.	14,780	196,131
Fauquier Bankshares Inc.	831	14,443
FB Financial Corp.	28,276	982,025
Fidelity D&D Bancorp. Inc.	6,915	445,049
Fifth Third Bancorp.	585,666	16,146,812
Financial Institutions Inc.	8,300	186,750
First Bancorp. Inc./ME	7,562	192,075
First BanCorp./Puerto Rico	145,025	1,337,130
First Bancorp./Southern Pines NC	15,784	533,973
First Bancshares Inc. (The)	6,904	213,196
First Bank/Hamilton NJ	7,220	67,724
First Busey Corp.	35,528	765,628
First Business Financial Services Inc.	7,306	134,503
First Capital Inc.	627	37,971
First Choice Bancorp.	21,639	400,105
First Citizens BancShares Inc./NC, Class A	6,156	3,535,206
First Commonwealth Financial Corp.	43,678	477,837
First Community Bankshares Inc.	14,267	307,882
First Community Corp./SC	6,827	115,991
First Financial Bancorp.	66,509	1,165,903
First Financial Bankshares Inc.	110,398	3,993,648
First Financial Corp./IN	8,731	339,199
First Financial Northwest Inc.	7,556	86,138
First Foundation Inc.	21,197	423,940
First Guaranty Bancshares Inc.	19,655	349,269

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Hawaiian Inc.	109,818	$2,589,508
First Horizon Corp.	444,972	5,677,843
First Internet Bancorp.	843	24,228
First Interstate BancSystem Inc., Class A	28,816	1,174,828
First Merchants Corp.	43,379	1,622,808
First Mid Bancshares Inc.	20,042	674,614
First Midwest Bancorp. Inc.	82,119	1,307,334
First National Corp./VA	3,235	54,672
First Northwest Bancorp.	8,231	128,404
First of Long Island Corp. (The)	21,390	381,811
First Republic Bank/CA	143,217	21,042,874
First Savings Financial Group Inc.	214	13,910
First U.S. Bancshares Inc.	6,716	60,511
First United Corp.	6,948	107,694
Flushing Financial Corp.	22,275	370,656
FNB Corp.	241,463	2,293,898
Franklin Financial Services Corp.	883	23,867
Fulton Financial Corp.	135,259	1,720,494
FVCBankcorp Inc.(a)(b)	26,591	390,888
German American Bancorp. Inc.	14,917	493,604
Glacier Bancorp. Inc.	86,619	3,985,340
Glen Burnie Bancorp.	598	6,608
Great Southern Bancorp. Inc.	7,509	367,190
Great Western Bancorp. Inc.	30,365	634,628
Guaranty Bancshares Inc./TX	15,404	461,350
Hancock Whitney Corp.	79,090	2,690,642
Hanmi Financial Corp.	14,565	165,167
Harborone Bancorp Inc.(a)	54,645	593,445
Hawthorn Bancshares Inc.	7,309	160,067
HBT Financial Inc.	7,430	112,564
Heartland Financial USA Inc.	24,409	985,391
Heritage Commerce Corp.	78,336	694,840
Heritage Financial Corp./WA	22,267	520,825
Hilltop Holdings Inc.	60,504	1,664,465
Home BancShares Inc./AR	127,020	2,474,350
HomeTrust Bancshares Inc.	14,624	282,389
Hope Bancorp Inc.	85,049	927,885
Horizon Bancorp Inc./IN	21,706	344,257
Howard Bancorp. Inc.(a)	1,401	16,546
Huntington Bancshares Inc./OH	855,244	10,801,732
Independent Bank Corp.	24,726	1,805,987
Independent Bank Corp./MI	15,738	290,681
Independent Bank Group Inc.	30,972	1,936,369
International Bancshares Corp.	44,697	1,673,456
Investar Holding Corp.	6,828	112,935
Investors Bancorp. Inc.	158,742	1,676,316
JPMorgan Chase & Co.	2,535,202	322,148,118
KeyCorp	792,717	13,008,486
Lakeland Bancorp. Inc.	30,534	387,782
Lakeland Financial Corp.	21,975	1,177,420
Landmark Bancorp. Inc./Manhattan KS	820	18,737
LCNB Corp.	7,352	108,001
Level One Bancorp. Inc.	19,925	403,083
Limestone Bancorp. Inc.(a)	457	5,740
Live Oak Bancshares Inc.	29,653	1,407,331
M&T Bank Corp.	108,902	13,863,225
Macatawa Bank Corp.	22,144	185,345
Mackinac Financial Corp.	764	9,749
MainStreet Bancshares Inc.(a)	1,804	30,506
Malvern Bancorp. Inc.(a)	6,765	104,857

Security	Shares	Value

Banks (continued)
Mercantile Bank Corp.	14,334	$389,455
Meridian Corp.	1,164	24,211
Metropolitan Bank Holding Corp.(a)	13,239	480,179
Mid Penn Bancorp. Inc.	790	17,301
Middlefield Banc Corp.	538	12,105
Midland States Bancorp. Inc.	20,016	357,686
MidWestOne Financial Group Inc.	7,164	175,518
National Bank Holdings Corp., Class A	23,140	758,066
National Bankshares Inc.	7,167	224,399
NBT Bancorp. Inc.	36,179	1,161,346
Nicolet Bankshares Inc.(a)(b)	7,141	473,805
Northeast Bank(a)	1,049	23,623
Northrim Bancorp. Inc.	6,799	230,826
Norwood Financial Corp.	1,117	29,232
Oak Valley Bancorp.	6,768	112,484
OceanFirst Financial Corp.	45,920	855,490
OFG Bancorp.	36,448	675,746
Ohio Valley Banc Corp.	781	18,432
Old National Bancorp./IN	126,939	2,102,110
Old Point Financial Corp.	766	14,523
Old Second Bancorp. Inc.	22,609	228,351
Origin Bancorp Inc.	14,014	389,169
Orrstown Financial Services Inc.	7,592	125,648
Pacific Mercantile Bancorp.(a)	8,218	42,241
Pacific Premier Bancorp. Inc.	80,724	2,529,083
PacWest Bancorp.	107,034	2,718,664
Park National Corp.	9,175	963,467
Parke Bancorp. Inc.	7,992	124,675
Pathfinder Bancorp. Inc.	713	8,185
Patriot National Bancorp Inc.	59	557
PCB Bancorp.	29,665	299,913
Peapack Gladstone Financial Corp.	8,342	189,864
Penns Woods Bancorp. Inc.	9,528	247,823
Peoples Bancorp. Inc./OH	14,921	404,210
Peoples Bancorp. of North Carolina Inc.	893	20,557
Peoples Financial Services Corp.	6,817	250,593
People’s United Financial Inc.	373,193	4,825,385
Pinnacle Financial Partners Inc.	66,115	4,257,806
Plumas Bancorp.	6,605	155,217
PNC Financial Services Group Inc. (The)	350,597	52,238,953
Popular Inc.	74,879	4,217,185
Preferred Bank/Los Angeles CA	7,979	402,700
Premier Financial Bancorp. Inc.	7,985	106,121
Prosperity Bancshares Inc.	77,572	5,380,394
QCR Holdings Inc.	8,045	318,502
RBB Bancorp.	22,619	347,880
Regions Financial Corp.	813,169	13,108,284
Reliant Bancorp Inc.	21,238	395,452
Renasant Corp.	43,757	1,473,736
Republic Bancorp. Inc./KY, Class A	7,369	265,800
Republic First Bancorp. Inc.(a)(b)	29,052	82,798
Riverview Financial Corp.(b)	6,661	60,948
S&T Bancorp. Inc.	20,499	509,195
Salisbury Bancorp. Inc.	207	7,715
Sandy Spring Bancorp. Inc.	48,986	1,576,859
SB Financial Group Inc.	865	15,812
Seacoast Banking Corp. of Florida(a)	39,119	1,152,055
Select Bancorp. Inc.(a)	7,361	69,709
ServisFirst Bancshares Inc.	35,818	1,443,107
Shore Bancshares Inc.	8,283	120,932

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Sierra Bancorp.	7,693	$184,017
Signature Bank/New York NY	42,388	5,734,673
Silvergate Capital Corp., Class A(a)(b)	14,120	1,049,257
Simmons First National Corp., Class A	85,337	1,842,426
SmartFinancial Inc.	6,902	125,202
Sound Financial Bancorp. Inc.(b)	260	8,255
South Plains Financial Inc.	2,685	50,881
South State Corp.	59,097	4,272,713
Southern First Bancshares Inc.(a)	6,714	237,340
Southern National Bancorp. of Virginia Inc.	14,469	175,220
Southside Bancshares Inc.	22,213	689,269
Spirit of Texas Bancshares Inc.	22,067	370,726
Sterling Bancorp./DE	172,085	3,094,088
Stock Yards Bancorp. Inc.	15,339	620,923
Summit Financial Group Inc.	7,436	164,187
Summit State Bank	868	11,501
SVB Financial Group(a)	42,212	16,371,080
Synovus Financial Corp.	127,121	4,114,907
TCF Financial Corp.	133,156	4,929,435
Texas Capital Bancshares Inc.(a)(b)	37,952	2,258,144
Tompkins Financial Corp.	8,127	573,766
TowneBank/Portsmouth VA	51,723	1,214,456
TriCo Bancshares	15,475	545,958
TriState Capital Holdings Inc.(a)	15,565	270,831
Triumph Bancorp. Inc.(a)	15,403	747,816
Truist Financial Corp.	1,116,411	53,509,579
Trustmark Corp.	54,329	1,483,725
U.S. Bancorp.	1,135,122	52,885,334
UMB Financial Corp.	36,542	2,521,033
Umpqua Holdings Corp.	178,799	2,707,017
Union Bankshares Inc./Morrisville VT	808	20,774
United Bancorp. Inc./OH	6,621	87,265
United Bancshares Inc./OH	679	16,608
United Bankshares Inc./WV	119,199	3,862,048
United Community Banks Inc./GA	68,926	1,960,255
United Security Bancshares/Fresno CA	8,287	58,423
Unity Bancorp. Inc.	6,776	118,919
Univest Financial Corp.	14,977	308,227
Valley National Bancorp.	354,736	3,458,676
Veritex Holdings Inc.	31,763	815,039
Village Bank and Trust Financial Corp.(a)	113	3,912
Washington Trust Bancorp. Inc.	14,063	630,022
Webster Financial Corp.	74,368	3,134,611
Wells Fargo & Co.	3,431,137	103,551,715
WesBanco Inc.	50,209	1,504,262
West Bancorp. Inc.	14,290	275,797
Westamerica Bancorp.	18,425	1,018,718
Western Alliance Bancorp.	80,813	4,844,739
Wintrust Financial Corp.	43,626	2,665,112
Zions Bancorp NA	141,501	6,146,803

		1,256,957,390

Beverages — 1.4%
Alkaline Water Co. Inc. (The)(a)(b)	158,211	159,793
Boston Beer Co. Inc. (The), Class A, NVS(a)	7,630	7,586,433
Brown-Forman Corp., Class A	45,568	3,347,881
Brown-Forman Corp., Class B, NVS	154,297	12,255,811
Celsius Holdings Inc.(a)	21,612	1,087,300
Coca-Cola Co. (The)	3,213,796	176,244,572
Coca-Cola Consolidated Inc.	4,566	1,215,789
Constellation Brands Inc., Class A	140,587	30,795,582

Security	Shares	Value

Beverages (continued)
Eastside Distilling Inc.(a)(b)	6,837	$8,751
Keurig Dr Pepper Inc.	486,921	15,581,472
MGP Ingredients Inc.(b)	8,871	417,469
Molson Coors Beverage Co., Class B	156,096	7,053,978
Monster Beverage Corp.(a)	306,756	28,368,795
National Beverage Corp.	13,022	1,105,568
NewAge Inc.(a)(b)	87,708	230,672
PepsiCo Inc.	1,149,377	170,452,609
Reed’s Inc.(a)	7,631	4,510
Willamette Valley Vineyards Inc.(a)	794	5,058

		455,922,043

Biotechnology — 2.8%
89bio Inc.(a)	4,716	114,929
AbbVie Inc.	1,466,624	157,148,762
Abeona Therapeutics Inc.(a)	21,783	34,199
ACADIA Pharmaceuticals Inc.(a)	98,501	5,265,863
Acceleron Pharma Inc.(a)	45,983	5,883,065
Achieve Life Sciences Inc.(a)	94	761
Acorda Therapeutics Inc.(a)(b)	36,634	25,281
Actinium Pharmaceuticals Inc.(a)(b)	954	7,441
Adamas Pharmaceuticals Inc.(a)	29,400	127,302
Adicet Bio Inc.(a)	9,608	134,992
ADMA Biologics Inc.(a)(b)	11,852	23,111
Advaxis Inc.(a)	1,169	408
Adverum Biotechnologies Inc.(a)	76,499	829,249
Aeglea BioTherapeutics Inc.(a)	7,788	61,292
Agenus Inc.(a)(b)	172,232	547,698
AgeX Therapeutics Inc.(a)(b)	5,859	8,906
Agios Pharmaceuticals Inc.(a)(b)	45,367	1,965,752
AIkido Pharma Inc.(a)	56	49
AIM ImmunoTech Inc.(a)	414	741
Akebia Therapeutics Inc.(a)	142,335	398,538
Akero Therapeutics Inc.(a)	15,545	401,061
Albireo Pharma Inc.(a)	10,793	404,845
Aldeyra Therapeutics Inc.(a)	9,118	62,549
Alector Inc.(a)(b)	39,010	590,221
Alexion Pharmaceuticals Inc.(a)	181,440	28,348,186
Alkermes PLC(a)(b)	129,180	2,577,141
Allakos Inc.(a)(b)	28,606	4,004,840
Allena Pharmaceuticals Inc.(a)(b)	65,163	83,409
Allogene Therapeutics Inc.(a)(b)	50,199	1,267,023
Allovir Inc.(a)(b)	8,033	308,789
Alnylam Pharmaceuticals Inc.(a)	97,440	12,664,277
Alpine Immune Sciences Inc.(a)	718	9,047
Altimmune Inc.(a)(b)	41,240	465,187
ALX Oncology Holdings Inc.(a)(b)	7,297	629,001
Amgen Inc.	484,193	111,325,655
Amicus Therapeutics Inc.(a)	226,861	5,238,220
AnaptysBio Inc.(a)(b)	19,949	428,903
Anavex Life Sciences Corp.(a)(b)	23,190	125,226
Anika Therapeutics Inc.(a)	14,103	638,302
Anixa Biosciences Inc.(a)(b)	7,480	22,964
Annexon Inc.(a)	23,208	580,896
Apellis Pharmaceuticals Inc.(a)	42,812	2,448,846
Applied Genetic Technologies Corp./DE(a)	7,729	31,612
Applied Molecular Transport Inc.(a)(b)	17,885	550,321
Applied Therapeutics Inc.(a)	3,092	68,055
Aprea Therapeutics Inc.(a)	5,312	26,135
Aptevo Therapeutics Inc.(a)	1,033	37,859
Aptinyx Inc.(a)	12,922	44,710

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
AquaBounty Technologies Inc.(a)	234	$2,050
Aravive Inc.(a)(b)	1,635	9,221
ARCA biopharma Inc.(a)	48	192
Arcturus Therapeutics Holdings Inc.(a)	15,970	692,779
Arcus Biosciences Inc.(a)	38,554	1,000,862
Arcutis Biotherapeutics Inc.(a)	22,089	621,364
Ardelyx Inc.(a)	81,764	529,013
Arena Pharmaceuticals Inc.(a)(b)	47,263	3,631,216
Aridis Pharmaceuticals Inc.(a)	5,011	30,417
Armata Pharmaceuticals Inc.(a)(b)	5	15
Arrowhead Pharmaceuticals Inc.(a)	85,086	6,528,649
Assembly Biosciences Inc.(a)	20,689	125,168
Atara Biotherapeutics Inc.(a)	77,406	1,519,480
Athenex Inc.(a)(b)	41,532	459,344
Athersys Inc.(a)(b)	243,664	426,412
Atossa Therapeutics Inc.(a)	54	51
Atreca Inc., Class A(a)	39,574	639,120
aTyr Pharma Inc.(a)	406	1,575
AVEO Pharmaceuticals Inc.(a)	5,304	30,604
Avid Bioservices Inc.(a)(b)	29,466	340,038
Avidity Biosciences Inc.(a)	16,434	419,396
Avita Therapeutics Inc.(a)	20,190	375,130
Avrobio Inc.(a)	35,137	489,810
AzurRx BioPharma Inc.(a)(b)	15,848	15,373
Beam Therapeutics Inc.(a)(b)	20,276	1,655,333
Bellicum Pharmaceuticals Inc.(a)(b)	5,138	18,137
Biocept Inc., NVS(a)	189	839
BioCryst Pharmaceuticals Inc.(a)(b)	135,696	1,010,935
Biogen Inc.(a)	127,982	31,337,673
Biohaven Pharmaceutical Holding Co. Ltd.(a)	41,680	3,572,393
BioMarin Pharmaceutical Inc.(a)	153,466	13,457,434
Bio-Path Holdings Inc.(a)(b)	260	910
Bioxcel Therapeutics Inc.(a)(b)	10,162	469,484
Black Diamond Therapeutics Inc.(a)(b)	13,546	434,149
Bluebird Bio Inc.(a)(b)	53,895	2,332,037
Blueprint Medicines Corp.(a)	46,293	5,191,760
BrainStorm Cell Therapeutics Inc.(a)(b)	15,013	67,934
Brickell Biotech Inc.(a)	983	767
Bridgebio Pharma Inc.(a)	64,712	4,601,670
Cabaletta Bio Inc.(a)	5,916	73,832
Caladrius Biosciences Inc.(a)	6,539	9,351
Calithera Biosciences Inc.(a)	21,732	106,704
Calyxt Inc.(a)	28,624	120,793
Cancer Genetics Inc.(a)	257	712
Capricor Therapeutics Inc.(a)	603	2,068
Cardiff Oncology Inc.(a)	31,378	564,490
CareDx Inc.(a)(b)	38,483	2,788,093
CASI Pharmaceuticals Inc.(a)	22,255	65,652
Catabasis Pharmaceutical Inc.(a)(b)	461	987
Catalyst Biosciences Inc.(a)	45	284
Catalyst Pharmaceuticals Inc.(a)	82,924	276,966
Celcuity Inc.(a)(b)	23,760	218,830
Celldex Therapeutics Inc.(a)	19,172	335,893
Cellectar Biosciences Inc.(a)	59	123
Cellular Biomedicine Group Inc.(a)	7,298	134,137
CEL-SCI Corp.(a)(b)	48,684	567,655
Celsion Corp.(a)(b)	461	328
Cerevel Therapeutics Holdings Inc.(a)	38,654	640,883
Checkpoint Therapeutics Inc.(a)	36,263	96,097
ChemoCentryx Inc.(a)	45,904	2,842,376

Security	Shares	Value

Biotechnology (continued)
Chimerix Inc.(a)	60,655	$292,964
Chinook Therapeutics Inc.(a)	37,199	589,976
Cidara Therapeutics Inc.(a)(b)	8,010	16,020
Cleveland BioLabs Inc.(a)	741	2,556
Clovis Oncology Inc.(a)(b)	45,032	216,154
Cohbar Inc.(a)(b)	156,198	209,305
Coherus Biosciences Inc.(a)	44,868	779,806
Concert Pharmaceuticals Inc.(a)	14,125	178,540
Constellation Pharmaceuticals Inc.(a)	17,901	515,549
ContraFect Corp.(a)	7,832	39,552
Corbus Pharmaceuticals Holdings Inc.(a)(b)	58,983	73,729
Cortexyme Inc.(a)(b)	11,373	315,942
Corvus Pharmaceuticals Inc.(a)(b)	901	3,208
Crinetics Pharmaceuticals Inc.(a)	20,077	283,286
CTI BioPharma Corp.(a)(b)	15,098	48,616
Cue Biopharma Inc.(a)	25,172	314,902
Curis Inc.(a)(b)	16,570	135,708
Cyclacel Pharmaceuticals Inc.(a)	39	305
Cyclerion Therapeutics Inc.(a)	13,286	40,655
Cytokinetics Inc.(a)(b)	67,106	1,394,463
CytomX Therapeutics Inc.(a)	38,958	255,175
Deciphera Pharmaceuticals Inc.(a)	32,960	1,881,027
Denali Therapeutics Inc.(a)(b)	64,440	5,397,494
DiaMedica Therapeutics Inc.(a)	7,225	73,262
Dicerna Pharmaceuticals Inc.(a)	45,544	1,003,334
Dyadic International Inc.(a)(b)	2,880	15,494
Dynavax Technologies Corp.(a)(b)	130,461	580,551
Eagle Pharmaceuticals Inc./DE(a)	5,395	251,245
Editas Medicine Inc.(a)(b)	54,469	3,818,822
Eidos Therapeutics Inc.(a)(b)	12,069	1,588,039
Eiger BioPharmaceuticals Inc.(a)	8,677	106,640
Eledon Pharmaceuticals Inc.	17	262
Emergent BioSolutions Inc.(a)	35,822	3,209,651
Enanta Pharmaceuticals Inc.(a)	12,771	537,659
Enochian Biosciences Inc.(a)(b)	67,805	200,025
Epizyme Inc.(a)	59,331	644,335
Equillium Inc.(a)	4,217	22,561
Esperion Therapeutics Inc.(a)(b)	20,801	540,826
Exact Sciences Corp.(a)	132,271	17,524,585
Exelixis Inc.(a)	263,610	5,290,653
Exicure Inc.(a)	177,895	314,874
Fate Therapeutics Inc.(a)(b)	58,416	5,311,767
FibroGen Inc.(a)(b)	74,138	2,749,778
Five Prime Therapeutics Inc.(a)	53,702	913,471
Flexion Therapeutics Inc.(a)(b)	59,414	685,638
Forma Therapeutics Holdings Inc.(a)(b)	12,744	444,766
Forte Biosciences Inc.(a)	2,882	104,934
Fortress Biotech Inc.(a)	82,250	260,733
Frequency Therapeutics Inc.(a)(b)	28,366	1,000,185
F-Star	11,084	4,434
F-Star Therapeutics Inc.(a)	11,320	111,728
F-Star Therapeutics Inc.	11,084	4,434
G1 Therapeutics Inc.(a)	20,130	362,139
Galectin Therapeutics Inc.(a)(b)	23,140	51,834
Galera Therapeutics Inc.(a)	4,550	46,547
Generation Bio Co.(a)	19,120	542,052
Genocea Biosciences Inc.(a)	1,549	3,749
Geron Corp.(a)(b)	307,769	489,353
Gilead Sciences Inc.	1,041,549	60,680,645
Global Blood Therapeutics Inc.(a)(b)	49,579	2,147,266

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
GlycoMimetics Inc.(a)	35,299	$132,724
Gossamer Bio Inc.(a)	59,001	570,540
Gritstone Oncology Inc.(a)(b)	44,419	175,011
Halozyme Therapeutics Inc.(a)(b)	102,078	4,359,751
Harpoon Therapeutics Inc.(a)	5,562	92,385
Heat Biologics Inc.(a)(b)	57	306
Heron Therapeutics Inc.(a)(b)	67,616	1,431,093
Histogen Inc.(a)	1,358	1,029
Homology Medicines Inc.(a)	20,492	231,355
Hookipa Pharma Inc.(a)(b)	5,279	58,544
Humanigen Inc.(a)(b)	55,694	974,645
Ideaya Biosciences Inc.(a)	4,684	65,576
Idera Pharmaceuticals Inc.(a)	9,106	33,419
Immucell Corp.(a)	736	4,379
Immunic Inc.(a)	318	4,862
ImmunoGen Inc.(a)	133,439	860,682
Immunovant Inc.(a)	41,528	1,918,178
Incyte Corp.(a)	158,132	13,754,321
Infinity Pharmaceuticals Inc.(a)(b)	36,647	77,692
Inmune Bio Inc.(a)(b)	2,627	45,237
Inovio Pharmaceuticals Inc.(a)(b)	136,121	1,204,671
Insmed Inc.(a)	81,769	2,722,090
Intellia Therapeutics Inc.(a)(b)	50,131	2,727,126
Intercept Pharmaceuticals Inc.(a)	20,255	500,298
Invitae Corp.(a)(b)	133,736	5,591,502
Ionis Pharmaceuticals Inc.(a)	119,302	6,745,335
Iovance Biotherapeutics Inc.(a)(b)	115,254	5,347,786
Ironwood Pharmaceuticals Inc.(a)(b)	128,006	1,457,988
IsoRay Inc.(a)(b)	51,585	23,213
iTeos Therapeutics Inc.(a)	20,133	680,898
IVERIC bio Inc.(a)	91,350	631,228
Jounce Therapeutics Inc.(a)	16,383	114,681
Kadmon Holdings Inc.(a)	164,132	681,148
KalVista Pharmaceuticals Inc.(a)	7,287	138,380
Karuna Therapeutics Inc.(a)	14,411	1,464,013
Karyopharm Therapeutics Inc.(a)	60,482	936,261
Kezar Life Sciences Inc.(a)	27,349	142,762
Kindred Biosciences Inc.(a)	14,098	60,762
Kiniksa Pharmaceuticals Ltd., Class A(a)	21,434	378,739
Kodiak Sciences Inc.(a)	25,823	3,793,657
Kronos Bio Inc.(a)	19,646	586,826
Krystal Biotech Inc.(a)	10,207	612,420
Kura Oncology Inc.(a)	54,457	1,778,566
Kymera Therapeutics Inc.(a)	9,926	615,412
La Jolla Pharmaceutical Co.(a)(b)	14,454	56,082
Larimar Therapeutics Inc.(a)(b)	1,212	25,949
Lexicon Pharmaceuticals Inc.(a)	25,084	85,787
Ligand Pharmaceuticals Inc.(a)(b)	15,395	1,531,033
Lineage Cell Therapeutics Inc.(a)(b)	57,068	100,440
LogicBio Therapeutics Inc.(a)	5,572	42,514
Lumos Pharma Inc.(a)	2,358	84,204
MacroGenics Inc.(a)(b)	54,729	1,251,105
Madrigal Pharmaceuticals Inc.(a)(b)	6,978	775,744
Magenta Therapeutics Inc.(a)	16,474	129,156
MannKind Corp.(a)	238,291	745,851
Marker Therapeutics Inc.(a)(b)	86,974	126,112
Matinas BioPharma Holdings Inc.(a)(b)	199,907	271,874
MediciNova Inc.(a)	24,971	131,347
MEI Pharma Inc.(a)	22,430	59,215
Merrimack Pharmaceuticals Inc.(a)	8,309	57,249

Security	Shares	Value

Biotechnology (continued)
Mersana Therapeutics Inc.(a)(b)	57,385	$1,527,015
Millendo Therapeutics Inc.(a)	1,337	2,861
MiMedx Group Inc.(a)	81,121	736,579
Minerva Neurosciences Inc.(a)	14,230	33,298
Miragen Therapeutics Inc.(a)	7	115
Miragen Therapeutics Inc.(c)	119	0	(d)
Mirati Therapeutics Inc.(a)	37,276	8,187,301
Mirum Pharmaceuticals Inc.(a)	4,505	78,657
Moderna Inc.(a)	250,102	26,128,156
Molecular Templates Inc.(a)	49,585	465,603
Moleculin Biotech Inc.(a)(b)	34,231	27,286
Morphic Holding Inc.(a)	19,579	656,875
Mustang Bio Inc.(a)(b)	81,852	309,810
Myriad Genetics Inc.(a)	61,173	1,209,696
NanoViricides Inc.(a)(b)	1,651	4,738
NantKwest Inc.(a)(b)	22,941	305,804
Natera Inc.(a)	64,375	6,406,600
Navidea Biopharmaceuticals Inc.(a)	5,862	12,603
Neoleukin Therapeutics Inc.(a)	41,307	582,429
NeuBase Therapeutics Inc.(a)(b)	784	5,480
Neurocrine Biosciences Inc.(a)	75,389	7,226,036
NextCure Inc.(a)	13,016	141,874
Nkarta Inc.(a)	17,441	1,072,098
Novavax Inc.(a)	47,164	5,259,258
Nurix Therapeutics Inc.(a)(b)	15,727	517,104
Ocugen Inc.(a)	112	205
Ocuphire Pharma Inc.(a)	266	1,726
Oncocyte Corp.(a)	693	1,656
OncoSec Medical Inc.(a)(b)	1,207	7,785
Oncternal Therapeutics Inc.(b)(c)	722	1,480
Oncternal Therapeutics Inc.(a)	722	3,538
OpGen Inc.(a)	1	2
OPKO Health Inc.(a)(b)	320,730	1,266,883
Oragenics Inc.(a)	854	383
Organogenesis Holdings Inc.(a)	50,583	380,890
Organovo Holdings Inc.(a)	3,278	40,319
Orgenesis Inc.(a)	10,173	45,779
ORIC Pharmaceuticals Inc.(a)(b)	14,105	477,454
Ovid therapeutics Inc.(a)	23,744	54,849
Oyster Point Pharma Inc.(a)	4,559	85,800
Palatin Technologies Inc.(a)(b)	113,175	76,484
Passage Bio Inc.(a)(b)	17,848	456,373
PDL BioPharma Inc.(a)(b)	135,976	335,861
PDS Biotechnology Corp.(a)	277	593
PhaseBio Pharmaceuticals Inc.(a)(b)	38,443	129,168
Phio Pharmaceuticals Corp.(a)	7	19
Pieris Pharmaceuticals Inc.(a)	90,532	226,330
Plus Therapeutics Inc.(a)	9	18
PMV Pharmaceuticals Inc.(a)	14,088	866,553
PolarityTE Inc.(a)(b)	16,823	11,440
Praxis Precision Medicines Inc.(a)	14,409	792,783
Precigen Inc.(a)	88,398	901,660
Precision BioSciences Inc.(a)(b)	6,912	57,646
Prelude Therapeutics Inc.(a)(b)	9,084	649,960
Protagonist Therapeutics Inc.(a)	34,429	694,089
Protara Therapeutics Inc.(a)(b)	158	3,825
Proteostasis Therapeutics Inc.	6,635	717
Prothena Corp. PLC(a)	36,625	439,866
PTC Therapeutics Inc.(a)(b)	61,845	3,774,400
Puma Biotechnology Inc.(a)	23,245	238,494

6

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Qualigen Therapeutics Inc.(a)(b)	578	$1,740
Radius Health Inc.(a)	36,358	649,354
Rapt Therapeutics Inc.(a)	2,338	46,176
Regeneron Pharmaceuticals Inc.(a)	87,703	42,370,196
REGENXBIO Inc.(a)	28,039	1,271,849
Regulus Therapeutics Inc.(a)	1,182	1,596
Relay Therapeutics Inc.(a)(b)	16,681	693,262
Replimune Group Inc.(a)	24,209	923,573
REVOLUTION Medicines Inc.(a)	38,928	1,541,160
Rexahn Pharmaceuticals Inc.	266	59
Rhythm Pharmaceuticals Inc.(a)	31,865	947,346
Rigel Pharmaceuticals Inc.(a)	226,840	793,940
Rocket Pharmaceuticals Inc.(a)(b)	32,856	1,801,823
Rubius Therapeutics Inc.(a)(b)	8,303	63,020
Sage Therapeutics Inc.(a)(b)	42,649	3,689,565
Salarius Pharmaceuticals Inc.(a)(b)	802	730
Sangamo Therapeutics Inc.(a)(b)	89,277	1,393,168
Sarepta Therapeutics Inc.(a)(b)	65,856	11,227,789
Savara Inc.(a)	873	1,004
Scholar Rock Holding Corp.(a)	14,688	712,809
Seagen Inc.(a)	105,373	18,455,027
SELLAS Life Sciences Group Inc.(a)	2	12
Seneca Biopharma Inc.(a)	97	85
Seres Therapeutics Inc.(a)(b)	45,375	1,111,687
Sesen Bio Inc.(a)	34,687	46,827
Shattuck Labs Inc.(a)	17,230	903,024
Soleno Therapeutics Inc.(a)	600	1,158
Solid Biosciences Inc.(a)	14,513	110,009
Soligenix Inc.(a)(b)	13,550	17,344
Sonnet BioTherapeutics Holdings Inc.(a)(b)	39	87
Sorrento Therapeutics Inc.(a)(b)	169,342	1,155,759
Spectrum Pharmaceuticals Inc.(a)	90,001	306,903
Spero Therapeutics Inc.(a)	5,586	108,313
SpringWorks Therapeutics Inc.(a)	19,739	1,431,472
Stoke Therapeutics Inc.(a)	16,574	1,026,428
Sunesis Pharmaceuticals Inc., NVS(a)(b)	783	1,558
Sutro Biopharma Inc.(a)	17,066	370,503
Syndax Pharmaceuticals Inc.(a)(b)	39,680	882,483
Synlogic Inc.(a)	458	989
Synthetic Biologics Inc.(a)	1,090	417
Syros Pharmaceuticals Inc.(a)	56,178	609,531
T2 Biosystems Inc.(a)	14,237	17,654
TCR2 Therapeutics Inc.(a)	29,418	909,899
Tenax Therapeutics Inc.(a)	627	1,166
TG Therapeutics Inc.(a)(b)	95,917	4,989,602
Tonix Pharmaceuticals Holding Corp.(a)	5	3
Tracon Pharmaceuticals Inc.(a)	632	7,394
Translate Bio Inc.(a)(b)	66,544	1,226,406
Travere Therapeutics, Inc.(a)	51,967	1,416,361
Trevena Inc.(a)(b)	23,133	49,505
Turning Point Therapeutics Inc.(a)(b)	36,468	4,443,626
Twist Bioscience Corp.(a)	36,219	5,117,383
Tyme Technologies Inc.(a)(b)	207,388	253,013
Ultragenyx Pharmaceutical Inc.(a)(b)	53,081	7,348,003
uniQure NV(a)(b)	31,242	1,128,773
United Therapeutics Corp.(a)	36,676	5,567,050
Vaccinex Inc.(a)(b)	2,566	5,312
Vanda Pharmaceuticals Inc.(a)(b)	53,131	698,141
Vaxart Inc.(a)(b)	97,903	559,026
Vaxcyte Inc.(a)(b)	14,940	396,956

Security	Shares	Value

Biotechnology (continued)
VBI Vaccines Inc.(a)(b)	246,505	$677,889
Veracyte Inc.(a)	43,465	2,127,177
Verastem Inc.(a)	61,615	131,240
Vericel Corp.(a)	31,911	985,412
Vertex Pharmaceuticals Inc.(a)	215,000	50,813,100
Viela Bio Inc.(a)(b)	6,934	249,416
Viking Therapeutics Inc.(a)(b)	67,278	378,775
Vir Biotechnology Inc.(a)(b)	54,238	1,452,494
VistaGen Therapeutics Inc.(a)(b)	34,221	66,389
Voyager Therapeutics Inc.(a)	17,086	122,165
vTv Therapeutics Inc., Class A(a)(b)	7,187	13,368
X4 Pharmaceuticals Inc.(a)(b)	1,202	7,729
XBiotech Inc.(a)(b)	7,146	111,835
Xencor Inc.(a)(b)	45,877	2,001,614
XOMA Corp.(a)	7,447	328,636
Yield10 Bioscience Inc.(a)	7	40
Y-mAbs Therapeutics Inc.(a)	25,065	1,240,968
Zentalis Pharmaceuticals Inc.(a)	9,827	510,414
ZIOPHARM Oncology Inc.(a)(b)	114,528	288,611

		893,905,587

Building Products — 0.6%
A O Smith Corp.	108,724	5,960,250
AAON Inc.(b)	31,668	2,110,039
Advanced Drainage Systems Inc.	44,872	3,750,402
Allegion PLC	75,926	8,836,268
Alpha Pro Tech Ltd.(a)(b)	14,155	157,828
American Woodmark Corp.(a)	14,454	1,356,508
Apogee Enterprises Inc.	22,510	713,117
Armstrong Flooring Inc.(a)	21,555	82,340
Armstrong World Industries Inc.	35,860	2,667,625
AZEK Co. Inc. (The)(a)(b)	87,460	3,362,837
Builders FirstSource Inc.(a)	98,973	4,039,088
Carrier Global Corp.	670,913	25,306,838
Cornerstone Building Brands Inc.(a)	29,711	275,718
CSW Industrials Inc.	14,128	1,581,064
Fortune Brands Home & Security Inc.	118,278	10,138,790
Gibraltar Industries Inc.(a)	25,028	1,800,514
Griffon Corp.	36,592	745,745
Insteel Industries Inc.	22,829	508,402
JELD-WEN Holding Inc.(a)	60,756	1,540,772
Jewett-Cameron Trading Co. Ltd.(a)	566	4,952
Johnson Controls International PLC	602,081	28,050,954
Lennox International Inc.	28,210	7,728,694
Masco Corp.	213,985	11,754,196
Masonite International Corp.(a)	22,586	2,221,107
Owens Corning	89,012	6,743,549
PGT Innovations Inc.(a)	61,223	1,245,276
Quanex Building Products Corp.	29,103	645,214
Resideo Technologies Inc.(a)	117,350	2,494,861
Simpson Manufacturing Co. Inc.	37,178	3,474,284
Trane Technologies PLC	197,951	28,734,567
Trex Co. Inc.(a)(b)	98,680	8,261,490
UFP Industries Inc.	53,563	2,975,425

		179,268,714

Capital Markets — 2.8%
Affiliated Managers Group Inc.	40,189	4,087,221
Ameriprise Financial Inc.	96,613	18,774,804
Apollo Global Management Inc.	179,101	8,772,367
Ares Management Corp., Class A	79,335	3,732,712

7

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Artisan Partners Asset Management Inc., Class A	55,230	$2,780,278
Ashford Inc.(a)	329	2,823
Assetmark Financial Holdings Inc.(a)	18,149	439,206
Associated Capital Group Inc., Class A	1,422	49,941
Bank of New York Mellon Corp. (The)	683,476	29,006,721
BGC Partners Inc., Class A	228,633	914,532
BlackRock Inc.(e)	117,935	85,094,820
Blackstone Group Inc. (The), Class A	557,609	36,138,639
Blucora Inc.(a)	43,747	696,015
BrightSphere Investment Group Inc.	59,050	1,138,484
Carlyle Group Inc. (The)	97,479	3,064,740
Cboe Global Markets Inc.	88,995	8,287,214
Charles Schwab Corp. (The)	1,245,795	66,076,967
CME Group Inc.	297,063	54,080,319
Cohen & Co. Inc.(a)	735	12,006
Cohen & Steers Inc.	16,018	1,190,137
Cowen Inc., Class A(b)	21,772	565,854
Diamond Hill Investment Group Inc.	627	93,592
Donnelley Financial Solutions Inc.(a)	22,024	373,747
Eaton Vance Corp., NVS	92,046	6,252,685
Evercore Inc., Class A	36,125	3,960,745
FactSet Research Systems Inc.	31,599	10,506,668
Federated Hermes Inc.	75,369	2,177,410
Focus Financial Partners Inc., Class A(a)	33,831	1,471,649
Franklin Resources Inc.	231,183	5,777,263
GAMCO Investors Inc., Class A	6,445	114,334
Goldman Sachs Group Inc. (The)	285,943	75,406,029
Greenhill & Co. Inc.	22,558	273,854
Hamilton Lane Inc., Class A	24,038	1,876,166
Hennessy Advisors Inc.	4,066	34,683
Houlihan Lokey Inc.	43,279	2,909,647
Interactive Brokers Group Inc., Class A(b)	66,127	4,028,457
Intercontinental Exchange Inc.	464,768	53,583,103
Invesco Ltd.	330,364	5,758,245
Janus Henderson Group PLC	127,403	4,141,872
KKR & Co. Inc.	477,211	19,322,273
Lazard Ltd., Class A	94,924	4,015,285
LPL Financial Holdings Inc.	65,249	6,800,251
Manning & Napier Inc.	14,229	89,216
MarketAxess Holdings Inc.	31,243	17,826,006
Medley Management Inc., Class A(a)	482	3,851
Moelis & Co., Class A	50,131	2,344,126
Moody’s Corp.	134,658	39,083,138
Morgan Stanley	1,191,136	81,628,550
Morningstar Inc.	18,459	4,274,551
MSCI Inc.	68,531	30,601,147
Nasdaq Inc.	93,954	12,471,454
National Holdings Corp.(a)	7,383	22,370
Northern Trust Corp.	174,829	16,283,573
Open Lending Corp., Class A(a)	72,894	2,548,374
Oppenheimer Holdings Inc., Class A, NVS	7,578	238,177
Piper Sandler Cos.	14,175	1,430,258
PJT Partners Inc., Class A	15,891	1,195,798
Pzena Investment Management Inc., Class A	14,172	103,456
Raymond James Financial Inc.	103,905	9,940,591
S&P Global Inc.	200,239	65,824,566
Safeguard Scientifics Inc.(a)	9,484	60,508
Sculptor Capital Management Inc.	21,605	328,396
SEI Investments Co.	103,913	5,971,880
Siebert Financial Corp.(a)	37,101	155,824

Security	Shares	Value

Capital Markets (continued)
Silvercrest Asset Management Group Inc., Class A	6,871	$95,438
State Street Corp.	289,626	21,078,980
StepStone Group Inc., Class A(a)	19,610	780,478
Stifel Financial Corp.	88,920	4,486,903
StoneX Group Inc.(a)	14,210	822,759
T Rowe Price Group Inc.	188,082	28,473,734
Tradeweb Markets Inc., Class A	76,026	4,747,824
U.S. Global Investors Inc., Class A, NVS	15,209	82,889
Value Line Inc.	194	6,396
Virtu Financial Inc., Class A	75,195	1,892,658
Virtus Investment Partners Inc.	6,772	1,469,524
Waddell & Reed Financial Inc., Class A	44,838	1,142,024
Westwood Holdings Group Inc.	7,216	104,632
WisdomTree Investments Inc.	69,531	371,991

		891,765,798

Chemicals — 1.8%
Advanced Emissions Solutions Inc.	41,727	229,499
AdvanSix Inc.(a)	22,994	459,650
AgroFresh Solutions Inc.(a)(b)	21,799	49,484
Air Products & Chemicals Inc.	182,868	49,963,195
Albemarle Corp.	89,733	13,237,412
American Vanguard Corp.	21,770	337,870
Amyris Inc.(a)(b)	174,428	1,077,093
Ashland Global Holdings Inc.	45,588	3,610,570
Avient Corp.	76,989	3,101,117
Axalta Coating Systems Ltd.(a)	177,017	5,053,835
Balchem Corp.	29,324	3,378,711
Cabot Corp.	51,748	2,322,450
Celanese Corp.	94,798	12,318,052
CF Industries Holdings Inc.	185,516	7,181,324
Chase Corp.	7,157	722,929
Chemours Co. (The)	136,279	3,378,356
Core Molding Technologies Inc.(a)	7,162	100,841
Corteva Inc.	615,342	23,826,042
Dow Inc.	618,870	34,347,285
DuPont de Nemours Inc.	606,031	43,094,864
Eastman Chemical Co.	109,583	10,988,983
Ecolab Inc.	205,286	44,415,679
Element Solutions Inc.	172,223	3,053,514
Ferro Corp.(a)	67,479	987,218
Flotek Industries Inc.(a)(b)	44,128	93,110
FMC Corp.	106,044	12,187,637
FutureFuel Corp.	15,793	200,571
GCP Applied Technologies Inc.(a)	49,450	1,169,492
Hawkins Inc.	7,493	391,959
HB Fuller Co.	39,111	2,029,079
Huntsman Corp.	176,333	4,433,012
Ikonics Corp.(a)	237	2,346
Ingevity Corp.(a)	36,594	2,771,264
Innospec Inc.	21,557	1,955,867
International Flavors & Fragrances Inc.	90,260	9,823,898
Intrepid Potash Inc.(a)(b)	8,758	211,506
Koppers Holdings Inc.(a)	15,161	472,417
Kraton Corp.(a)	23,103	642,032
Kronos Worldwide Inc.	17,274	257,555
Linde PLC	435,639	114,795,233
Livent Corp.(a)(b)	106,550	2,007,402
LSB Industries Inc.(a)	15,038	50,979
LyondellBasell Industries NV, Class A	215,000	19,706,900
Marrone Bio Innovations Inc.(a)	15,589	19,486

8

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Minerals Technologies Inc.	29,450	$1,829,434
Mosaic Co. (The)	296,512	6,822,741
NewMarket Corp.	6,468	2,576,140
Northern Technologies International Corp.	1,582	16,706
Olin Corp.	107,608	2,642,852
Orion Engineered Carbons SA	50,759	870,009
PPG Industries Inc.	196,513	28,341,105
PQ Group Holdings Inc.	30,618	436,613
Quaker Chemical Corp.	9,959	2,523,511
Rayonier Advanced Materials Inc.(a)	36,483	237,869
RPM International Inc.	109,201	9,913,267
Scotts Miracle-Gro Co. (The)	35,047	6,979,260
Sensient Technologies Corp.	37,073	2,734,875
Sherwin-Williams Co. (The)	68,385	50,256,820
Stepan Co.	20,058	2,393,321
Trecora Resources(a)	15,028	105,046
Tredegar Corp.	21,704	362,457
Trinseo SA	36,961	1,892,773
Tronox Holdings PLC, Class A(a)	84,221	1,231,311
Valvoline Inc.	157,572	3,646,216
Venator Materials PLC(a)	43,609	144,346
Westlake Chemical Corp.	30,402	2,480,803
WR Grace & Co.	48,831	2,676,915

		571,572,108

Commercial Services & Supplies — 0.5%
ABM Industries Inc.	57,510	2,176,178
ACCO Brands Corp.	82,840	699,998
Acme United Corp.	740	22,296
ADT Inc.	126,822	995,553
AMREP Corp.(a)	692	5,910
Aqua Metals Inc.(a)(b)	20,427	61,281
ARC Document Solutions Inc.	30,144	44,613
Brady Corp., Class A, NVS	36,240	1,914,197
BrightView Holdings Inc.(a)(b)	17,399	263,073
Brink’s Co. (The)	44,466	3,201,552
Casella Waste Systems Inc., Class A(a)	41,735	2,585,483
CECO Environmental Corp.(a)(b)	22,175	154,338
Charah Solutions Inc.(a)(b)	7,044	20,216
Cimpress PLC(a)(b)	14,918	1,308,905
Cintas Corp.	73,897	26,119,634
Clean Harbors Inc.(a)	44,168	3,361,185
CompX International Inc.	257	3,657
Copart Inc.(a)	175,631	22,349,045
Covanta Holding Corp.	104,691	1,374,593
Deluxe Corp.	37,837	1,104,840
Document Security Systems Inc.(a)(b)	698	4,356
Ennis Inc.	21,793	389,005
Fuel Tech Inc.(a)(b)	14,856	57,641
Harsco Corp.(a)(b)	66,958	1,203,905
Healthcare Services Group Inc.	60,056	1,687,574
Heritage-Crystal Clean Inc.(a)	14,261	300,479
Herman Miller Inc.	45,518	1,538,508
HNI Corp.	36,929	1,272,573
Hudson Technologies Inc.(a)(b)	22,526	24,553
IAA Inc.(a)	111,447	7,241,826
Interface Inc.	44,487	467,114
JanOne Inc.(a)	173	846
KAR Auction Services Inc.	111,447	2,074,029
Kimball International Inc., Class B	48,864	583,925
Knoll Inc.	30,512	447,916

Security	Shares	Value

Commercial Services & Supplies (continued)
Matthews International Corp., Class A	30,180	$887,292
McGrath RentCorp	22,877	1,535,047
Montrose Environmental Group Inc.(a)(b)	21,246	657,776
MSA Safety Inc.	28,920	4,320,359
NL Industries Inc.	7,539	36,036
Odyssey Marine Exploration Inc.(a)	6,823	48,443
Performant Financial Corp.(a)	30,005	26,434
Perma-Fix Environmental Services Inc.(a)	8,190	48,894
PICO Holdings Inc.(a)	9,740	91,069
Pitney Bowes Inc.	107,368	661,387
Quad/Graphics Inc.	21,563	82,371
Quest Resource Holding Corp.(a)	7,665	17,553
Republic Services Inc.	175,771	16,926,747
Rollins Inc.	187,214	7,314,451
RR Donnelley & Sons Co.	67,214	151,904
SP Plus Corp.(a)(b)	14,829	427,520
Steelcase Inc., Class A	73,825	1,000,329
Stericycle Inc.(a)(b)	72,443	5,022,473
Team Inc.(a)	22,640	246,776
Tetra Tech Inc.	45,409	5,257,454
U.S. Ecology Inc.	27,181	987,486
UniFirst Corp./MA	11,244	2,380,242
Viad Corp.	15,104	546,312
Virco Mfg. Corp.(a)	7,225	18,279
VSE Corp.	7,246	278,899
Waste Management Inc.	324,086	38,219,462
Wilhelmina International Inc.(a)(b)	303	1,379

		172,253,171

Communications Equipment — 0.8%
Acacia Communications Inc.(a)	32,524	2,372,951
ADTRAN Inc.	37,949	560,507
Applied Optoelectronics Inc.(a)(b)	14,199	120,833
Arista Networks Inc.(a)	45,803	13,308,978
Aviat Networks Inc.(a)	6,819	232,869
BK Technologies Corp.(a)	13,477	40,835
Calix Inc.(a)	37,068	1,103,144
Cambium Networks Corp.(a)	5,162	129,463
Casa Systems Inc.(a)(b)	19,913	122,863
Ciena Corp.(a)(b)	131,282	6,938,254
Cisco Systems Inc.	3,514,385	157,268,729
Clearfield Inc.(a)(b)	8,076	199,639
ClearOne Inc.(a)	8,515	19,329
CommScope Holding Co. Inc.(a)(b)	161,365	2,162,291
Communications Systems Inc.	6,840	31,259
Comtech Telecommunications Corp.	20,798	430,311
Digi International Inc.(a)	21,779	411,623
DZS Inc.(a)	6,308	97,585
EchoStar Corp., Class A(a)	37,214	788,565
EMCORE Corp.(a)	6,882	37,507
Extreme Networks Inc.(a)	79,630	548,651
F5 Networks Inc.(a)(b)	50,722	8,924,029
Genasys Inc.(a)	23,268	151,707
Harmonic Inc.(a)(b)	67,961	502,232
Infinera Corp.(a)	135,773	1,422,901
Inseego Corp.(a)(b)	29,227	452,142
Juniper Networks Inc.	287,597	6,473,808
KVH Industries Inc.(a)	14,158	160,693
Lantronix Inc.(a)(b)	7,351	32,638
Lumentum Holdings Inc.(a)	64,836	6,146,453
Motorola Solutions Inc.	140,566	23,904,654

9

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
NETGEAR Inc.(a)(b)	28,968	$1,176,970
NetScout Systems Inc.(a)	57,744	1,583,340
Network-1 Technologies Inc.	8,310	30,664
Optical Cable Corp.(a)	7,316	19,607
PCTEL Inc.	10,969	72,066
Plantronics Inc.(b)	29,042	785,005
Resonant Inc.(a)(b)	6,815	18,060
Ribbon Communications Inc.(a)	74,692	489,979
TESSCO Technologies Inc.	6,751	42,126
Ubiquiti Inc.(b)	6,445	1,794,997
ViaSat Inc.(a)	50,319	1,642,915
Viavi Solutions Inc.(a)	187,511	2,807,977
Vislink Technologies Inc.(a)	4	5

		245,561,154

Construction & Engineering — 0.2%
AECOM(a)	125,394	6,242,113
Aegion Corp.(a)	29,678	563,585
Ameresco Inc., Class A(a)(b)	15,068	787,152
API Group Corp.(a)(b)(f)	131,091	2,379,302
Arcosa Inc.	39,051	2,145,071
Argan Inc.	10,433	464,164
Comfort Systems USA Inc.	29,419	1,549,205
Concrete Pumping Holdings Inc.(a)(b)	9,999	38,296
Construction Partners Inc., Class A(a)	38,334	1,115,903
Dycom Industries Inc.(a)	24,121	1,821,618
EMCOR Group Inc.	46,697	4,270,908
Fluor Corp.	117,689	1,879,493
Granite Construction Inc.	36,298	969,520
Great Lakes Dredge & Dock Corp.(a)	45,082	593,730
HC2 Holdings Inc.(a)(b)	34,083	111,111
IES Holdings Inc.(a)(b)	23,471	1,080,605
Infrastructure and Energy Alternatives Inc.(a)	8,568	141,972
Jacobs Engineering Group Inc.	108,556	11,828,262
Limbach Holdings Inc.(a)	5,182	63,894
MasTec Inc.(a)	43,281	2,950,899
Matrix Service Co.(a)	22,200	244,644
MYR Group Inc.(a)	15,203	913,700
Northwest Pipe Co.(a)	7,535	213,240
NV5 Global Inc.(a)(b)	7,241	570,446
Orbital Energy Group Inc.(a)	15,251	33,400
Orion Group Holdings Inc.(a)(b)	22,401	111,109
Primoris Services Corp.	30,027	829,045
Quanta Services Inc.	111,525	8,032,030
Sterling Construction Co. Inc.(a)	14,782	275,093
Tutor Perini Corp.(a)	30,543	395,532
Valmont Industries Inc.	17,672	3,091,363
WillScot Mobile Mini Holdings Corp.(a)	155,454	3,601,869

		59,308,274

Construction Materials — 0.1%
Eagle Materials Inc.	37,709	3,821,807
Forterra Inc.(a)	15,970	274,604
Martin Marietta Materials Inc.	51,344	14,580,156
Summit Materials Inc., Class A(a)	97,936	1,966,555
Tecnoglass Inc.	605	4,180
U.S. Concrete Inc.(a)	14,078	562,698
United State Lime & Minerals Inc.	502	57,228
Vulcan Materials Co.	111,182	16,489,402

		37,756,630

Security	Shares	Value

Consumer Finance — 0.6%
Ally Financial Inc.	303,578	$10,825,592
American Express Co.	541,312	65,450,034
Atlanticus Holdings Corp.(a)	6,623	163,125
Capital One Financial Corp.	378,581	37,422,732
Consumer Portfolio Services Inc.(a)	15,125	64,130
Credit Acceptance Corp.(a)(b)	9,338	3,232,255
Curo Group Holdings Corp.	28,220	404,393
Discover Financial Services	252,387	22,848,595
Elevate Credit Inc.(a)	114,495	456,835
Encore Capital Group Inc.(a)	31,281	1,218,395
Enova International Inc.(a)(b)	25,207	624,377
EZCORP Inc., Class A, NVS(a)	44,248	211,948
FirstCash Inc.	36,406	2,549,876
Green Dot Corp., Class A(a)	39,318	2,193,944
LendingClub Corp.(a)	68,325	721,512
LendingTree Inc.(a)(b)	8,736	2,391,829
Medallion Financial Corp.(a)	79,105	387,615
Navient Corp.	184,772	1,814,461
Nelnet Inc., Class A	20,997	1,495,826
Nicholas Financial Inc.(a)(b)	8,066	67,593
OneMain Holdings Inc.	65,598	3,159,200
Oportun Financial Corp.(a)	5,409	104,772
PRA Group Inc.(a)	37,481	1,486,496
Prog Holdings Inc.	56,709	3,054,914
Regional Management Corp.	7,695	229,773
Santander Consumer USA Holdings Inc.	57,711	1,270,796
SLM Corp.	291,147	3,607,311
Synchrony Financial	455,432	15,808,045
World Acceptance Corp.(a)	6,041	617,511

		183,883,885

Containers & Packaging — 0.4%
Amcor PLC	1,317,778	15,510,247
AptarGroup Inc.	52,275	7,155,925
Avery Dennison Corp.	69,720	10,814,269
Ball Corp.	274,849	25,610,430
Berry Global Group Inc.(a)	110,881	6,230,403
Crown Holdings Inc.(a)	111,722	11,194,544
Graphic Packaging Holding Co.	244,402	4,140,170
Greif Inc., Class A, NVS	22,101	1,036,095
Greif Inc., Class B	7,378	356,948
International Paper Co.	325,803	16,198,925
Myers Industries Inc.	22,275	462,875
O-I Glass Inc.	134,401	1,599,372
Packaging Corp. of America	77,713	10,717,400
Pactiv Evergreen Inc.(a)	35,390	641,975
Ranpak Holdings Corp.(a)(b)	57,233	769,212
Sealed Air Corp.	132,293	6,057,696
Silgan Holdings Inc.	61,018	2,262,547
Sonoco Products Co.	83,116	4,924,623
UFP Technologies Inc.(a)(b)	6,799	316,833
Westrock Co.	217,689	9,476,002

		135,476,491

Distributors — 0.1%
AMCON Distributing Co.	53	6,304
Core-Mark Holding Co. Inc.	37,198	1,092,505
Educational Development Corp.	1,390	21,351
Funko Inc., Class A(a)	9,396	97,531
Genuine Parts Co.	121,110	12,163,077
Greenlane Holdings Inc., Class A(a)	5,478	21,693

10

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors (continued)
LKQ Corp.(a)	234,817	$8,274,951
Pool Corp.	32,508	12,109,230
Weyco Group Inc.	6,773	107,284

		33,893,926

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	44,878	1,523,608
American Public Education Inc.(a)	14,623	445,709
Bright Horizons Family Solutions Inc.(a)	50,050	8,658,149
Carriage Services Inc.	14,664	459,276
Chegg Inc.(a)(b)	107,210	9,684,279
Collectors Universe Inc.	7,218	544,237
Franchise Group Inc.	28,147	857,076
frontdoor Inc.(a)(b)	71,948	3,612,509
Graham Holdings Co., Class B	3,232	1,723,884
Grand Canyon Education Inc.(a)(b)	42,237	3,932,687
H&R Block Inc.	172,250	2,731,885
Houghton Mifflin Harcourt Co.(a)	82,672	275,298
Laureate Education Inc., Class A(a)(b)	90,819	1,322,325
Lincoln Educational Services Corp.(a)(b)	22,122	143,793
OneSpaWorld Holdings Ltd.	19,555	198,288
Perdoceo Education Corp.(a)	52,526	663,403
Regis Corp.(a)(b)	29,950	275,241
Select Interior Concepts Inc., Class A(a)	37,636	269,097
Service Corp. International	138,036	6,777,568
Strategic Education Inc.	19,427	1,851,976
Stride Inc.(a)(b)	37,519	796,528
Terminix Global Holdings Inc.(a)	111,857	5,705,826
Universal Technical Institute Inc.(a)	15,221	98,328
Vivint Smart Home Inc.(a)	33,073	686,265
WW International Inc.(a)(b)	43,193	1,053,909
XpresSpa Group Inc.(a)	110	131
Zovio Inc.(a)(b)	14,771	70,015

		54,361,290

Diversified Financial Services — 1.2%
Alerus Financial Corp.	2,274	62,239
A-Mark Precious Metals Inc.	684	17,545
Berkshire Hathaway Inc., Class B(a)	1,618,598	375,304,318
Cannae Holdings Inc.(a)	67,219	2,975,785
Equitable Holdings Inc.	322,092	8,242,334
FlexShopper Inc.(a)	8,160	20,971
GWG Holdings Inc.(a)	186	1,300
Jefferies Financial Group Inc.	181,665	4,468,959
LM Funding America Inc.(a)	426	286
Marlin Business Services Corp.	7,482	91,580
Voya Financial Inc.	106,068	6,237,859

		397,423,176

Diversified Telecommunication Services — 1.3%
Alaska Communications Systems Group Inc.	44,612	164,618
Anterix Inc.(a)	7,628	286,813
AT&T Inc.	5,924,227	170,380,769
ATN International Inc.	7,630	318,629
Bandwidth Inc., Class A(a)	17,468	2,684,308
CenturyLink Inc.	829,723	8,089,799
Cincinnati Bell Inc.(a)	26,821	409,825
Cogent Communications Holdings Inc.	34,752	2,080,602
Consolidated Communications Holdings Inc.(a)	60,252	294,632
Globalstar Inc.(a)	1,170,043	396,177
IDT Corp., Class B(a)	9,193	113,625
Iridium Communications Inc.(a)	100,080	3,935,646

Security	Shares	Value

Diversified Telecommunication Services (continued)
Liberty Global PLC, Class A(a)(b)	106,444	$2,578,074
Liberty Global PLC, Class C, NVS(a)(b)	299,362	7,079,911
Liberty Latin America Ltd., Class A(a)(b)	43,776	487,227
Liberty Latin America Ltd., Class C, NVS(a)	124,642	1,382,280
Ooma Inc.(a)	8,585	123,624
ORBCOMM Inc.(a)	42,307	313,918
Otelco Inc., Class A(a)	811	9,302
Verizon Communications Inc.	3,441,674	202,198,347
Vonage Holdings Corp.(a)	176,897	2,277,549

		405,605,675

Electric Utilities — 1.6%
ALLETE Inc.	42,430	2,628,114
Alliant Energy Corp.	211,541	10,900,708
American Electric Power Co. Inc.	411,487	34,264,523
Avangrid Inc.	47,760	2,170,692
Duke Energy Corp.	609,602	55,815,159
Edison International	310,475	19,504,040
Entergy Corp.	168,390	16,812,058
Evergy Inc.	191,363	10,622,560
Eversource Energy	285,275	24,679,140
Exelon Corp.	816,179	34,459,077
FirstEnergy Corp.	456,892	13,985,464
Genie Energy Ltd., Class B	14,766	106,463
Hawaiian Electric Industries Inc.	88,854	3,144,543
IDACORP Inc.	42,977	4,127,081
MGE Energy Inc.	30,378	2,127,371
NextEra Energy Inc.	1,625,392	125,398,993
NRG Energy Inc.	200,863	7,542,406
OGE Energy Corp.	166,650	5,309,469
Otter Tail Corp.	38,149	1,625,529
PG&E Corp.(a)(b)	1,220,681	15,209,685
Pinnacle West Capital Corp.	95,669	7,648,737
PNM Resources Inc.	66,504	3,227,439
Portland General Electric Co.	73,885	3,160,061
PPL Corp.	628,201	17,715,268
Southern Co. (The)	874,942	53,747,687
Spark Energy Inc., Class A	13,880	132,832
Xcel Energy Inc.	440,358	29,358,668

		505,423,767

Electrical Equipment — 0.7%
Acuity Brands Inc.(b)	32,632	3,951,409
Allied Motion Technologies Inc.	6,790	346,969
American Superconductor Corp.(a)(b)	8,147	190,803
AMETEK Inc.	188,918	22,847,743
Array Technologies Inc.(a)(b)	65,488	2,825,152
Atkore International Group Inc.(a)	44,740	1,839,262
AZZ Inc.	22,021	1,044,676
Babcock & Wilcox Enterprises Inc.(a)	16,076	56,427
Beam Global(a)	4,570	337,175
Bloom Energy Corp., Class A(a)	96,626	2,769,301
Broadwind Inc.(a)	14,784	117,237
Capstone Turbine Corp.(a)	1,371	14,670
Eaton Corp. PLC	333,877	40,111,983
Emerson Electric Co.	498,517	40,065,811
Encore Wire Corp.	15,490	938,229
Energous Corp.(a)	20,589	37,060
Energy Focus Inc.(a)(b)	1,425	5,743
EnerSys	36,687	3,047,222
Espey Manufacturing & Electronics Corp.	612	11,576

11

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
FuelCell Energy Inc.(a)	265,758	$2,968,517
Generac Holdings Inc.(a)	52,424	11,921,742
GrafTech International Ltd.	113,643	1,211,434
Hubbell Inc.	44,142	6,921,024
Ideal Power Inc.(a)	636	5,196
LSI Industries Inc.	21,696	185,718
nVent Electric PLC	142,670	3,322,784
Ocean Power Technologies Inc.(a)	15	40
Orion Energy Systems Inc.(a)	22,629	223,348
Pioneer Power Solutions Inc.(a)(b)	6,666	25,798
Plug Power Inc.(a)(b)	357,945	12,137,915
Powell Industries Inc.	7,383	217,725
Preformed Line Products Co.	650	44,486
Regal Beloit Corp.	36,721	4,509,706
Rockwell Automation Inc.	95,366	23,918,747
Sensata Technologies Holding PLC(a)	135,288	7,135,089
Servotronics Inc.(a)	113	959
Sunrun Inc.(a)	127,300	8,832,074
Sunworks Inc.(a)	1,820	9,319
Thermon Group Holdings Inc.(a)	23,253	363,444
TPI Composites Inc.(a)(b)	32,172	1,698,038
Ultralife Corp.(a)	7,664	49,586
Vertiv Holdings Co.	178,942	3,340,847
Vicor Corp.(a)	14,359	1,324,187

		210,926,171

Electronic Equipment, Instruments & Components — 0.8%
ADDvantage Technologies Group Inc.(a)(b)	6,645	19,869
Akoustis Technologies Inc.(a)(b)	42,973	525,560
Amphenol Corp., Class A	250,807	32,798,031
Applied DNA Sciences Inc.(a)(b)	366	1,867
Arlo Technologies Inc.(a)	45,469	354,204
Arrow Electronics Inc.(a)	62,546	6,085,726
Avnet Inc.	88,109	3,093,507
Badger Meter Inc.	22,565	2,122,464
Bel Fuse Inc., Class A	246	3,284
Bel Fuse Inc., Class B, NVS	7,443	111,868
Belden Inc.	36,518	1,530,104
Benchmark Electronics Inc.	38,077	1,028,460
CDW Corp./DE	117,189	15,444,338
Cemtrex Inc.(a)	788	1,064
ClearSign Technologies Corp.(a)	2,687	7,873
Coda Octopus Group Inc.(a)(b)	36,666	230,629
Cognex Corp.	143,084	11,487,499
Coherent Inc.(a)	21,466	3,220,329
Corning Inc.	643,482	23,165,352
CPS Technologies Corp.(a)	7,243	20,136
CTS Corp.	23,266	798,722
Daktronics Inc.	30,070	140,728
Data I/O Corp.(a)	7,159	29,495
Digital Ally Inc.(a)	889	2,080
Dolby Laboratories Inc., Class A	53,668	5,212,773
Electro-Sensors Inc.(a)	222	1,068
ePlus Inc.(a)	7,640	671,938
Fabrinet(a)	29,860	2,316,837
FARO Technologies Inc.(a)	14,762	1,042,640
Fitbit Inc., Class A(a)	177,508	1,207,054
FLIR Systems Inc.	111,662	4,894,145
Frequency Electronics Inc.(a)	7,159	77,389
Identiv Inc.(a)	8,318	70,703
IEC Electronics Corp.(a)(b)	7,666	103,874

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
II-VI Inc.(a)	89,053	$6,764,466
Image Sensing Systems Inc.(a)(b)	6,790	30,623
Insight Enterprises Inc.(a)	29,799	2,267,406
Intellicheck Inc.(a)	7,311	83,382
IPG Photonics Corp.(a)(b)	29,941	6,700,496
Iteris Inc.(a)	22,166	125,238
Itron Inc.(a)	34,649	3,322,839
Jabil Inc.	119,483	5,081,612
Key Tronic Corp.(a)	7,600	52,440
Keysight Technologies Inc.(a)	153,590	20,287,703
Kimball Electronics Inc.(a)	15,622	249,796
Knowles Corp.(a)	67,969	1,252,669
LGL Group Inc. (The)(a)	449	5,630
LightPath Technologies Inc., Class A(a)	8,268	32,411
Littelfuse Inc.	20,711	5,274,263
Luna Innovations Inc.(a)(b)	29,225	288,743
Methode Electronics Inc.	29,974	1,147,405
MicroVision Inc.(a)(b)	195,554	1,052,081
MICT Inc.(a)	4,533	9,429
MTS Systems Corp.	14,640	851,462
Napco Security Technologies Inc.(a)	8,291	217,390
National Instruments Corp.	112,738	4,953,708
Neonode Inc.(a)(b)	2,003	13,520
nLight Inc.(a)	32,023	1,045,551
Novanta Inc.(a)	29,182	3,449,896
OSI Systems Inc.(a)	14,860	1,385,249
PAR Technology Corp.(a)(b)	17,859	1,121,367
PC Connection Inc.	13,017	615,574
Plexus Corp.(a)	21,109	1,650,935
Powerfleet Inc.(a)	8,175	60,740
Research Frontiers Inc.(a)(b)	15,047	42,282
RF Industries Ltd.	7,166	35,185
Richardson Electronics Ltd.	8,137	38,325
Rogers Corp.(a)	15,043	2,336,027
Sanmina Corp.(a)	46,528	1,483,778
ScanSource Inc.(a)	22,210	585,900
Schmitt Industries Inc.(a)	498	2,659
SigmaTron International Inc.(a)	6,630	30,829
SYNNEX Corp.	34,755	2,830,447
Taitron Components Inc., Class A	800	2,592
TE Connectivity Ltd.	276,630	33,491,594
Trimble Inc.(a)	207,923	13,883,019
TTM Technologies Inc.(a)(b)	81,036	1,117,892
Universal Security Instruments Inc.(a)	622	3,116
Velodyne Lidar Inc.(a)(b)	33,683	768,646
Vishay Intertechnology Inc.	105,271	2,180,162
Vishay Precision Group Inc.(a)	8,208	258,388
Vontier Corp.(a)(b)	112,981	3,773,565
Wayside Technology Group Inc.	830	15,853
Wireless Telecom Group Inc.(a)(b)	14,709	26,035
Zebra Technologies Corp., Class A(a)	43,663	16,781,001

		266,902,929

Energy Equipment & Services — 0.2%
Archrock Inc.	111,888	968,950
Aspen Aerogels Inc.(a)	14,656	244,609
Baker Hughes Co.	575,452	11,998,174
Bristow Group Inc.(a)	28,222	742,803
Cactus Inc., Class A	37,341	973,480
ChampionX Corp.(a)	178,761	2,735,043
Core Laboratories NV(b)	37,020	981,400

12

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Dawson Geophysical Co.(a)(b)	38,703	$82,050
DMC Global Inc.	12,650	547,113
Dril-Quip Inc.(a)	28,189	834,958
ENGlobal Corp.(a)(b)	14,252	45,606
Enservco Corp.(a)(b)	1,439	2,691
Exterran Corp.(a)	43,236	191,103
Forum Energy Technologies Inc.(a)	4,814	57,287
Frank’s International NV(a)(b)	60,867	166,776
Geospace Technologies Corp.(a)	14,083	120,550
Gulf Island Fabrication Inc.(a)	8,352	25,557
Halliburton Co.	729,410	13,785,849
Helix Energy Solutions Group Inc.(a)	113,371	476,158
Helmerich & Payne Inc.	89,020	2,061,703
Independence Contract Drilling Inc.(a)	1,050	3,087
ION Geophysical Corp.(a)(b)	7,425	18,043
KLX Energy Services Holdings Inc.(a)	3,982	25,724
Liberty Oilfield Services Inc., Class A	31,860	328,477
Mammoth Energy Services Inc.(a)	22,355	99,480
MIND Technology Inc.(a)	8,121	18,191
Nabors Industries Ltd.	4,712	274,380
Natural Gas Services Group Inc.(a)	17	161
NCS Multistage Holdings Inc.(a)	4,499	101,273
Newpark Resources Inc.(a)	73,820	141,734
NexTier Oilfield Solutions Inc.(a)(b)	136,566	469,787
Nine Energy Service Inc.(a)	13,638	37,095
NOV Inc.	318,794	4,377,042
Oceaneering International Inc.(a)	89,603	712,344
Oil States International Inc.(a)	57,606	289,182
Patterson-UTI Energy Inc.(b)	183,793	966,751
Profire Energy Inc.(a)(b)	23,051	19,651
ProPetro Holding Corp.(a)	68,590	506,880
Ranger Energy Services Inc.(a)	4,116	14,982
RigNet Inc.(a)	8,226	48,451
RPC Inc.(a)	40,055	126,173
Schlumberger Ltd.	1,159,909	25,320,813
SEACOR Marine Holdings Inc.(a)(b)	37,724	102,232
Select Energy Services Inc., Class A(a)(b)	45,464	186,402
Smart Sand Inc.(a)(b)	116,240	199,933
Solaris Oilfield Infrastructure Inc., Class A	29,514	240,244
Superior Drilling Products Inc.(a)	7,307	4,419
TechnipFMC PLC	350,974	3,299,156
TETRA Technologies Inc.(a)	74,237	63,955
Tidewater Inc.(a)(b)	26,509	229,038
Transocean Ltd.(a)(b)	488,448	1,128,315
U.S. Silica Holdings Inc.	53,120	372,902
U.S. Well Services Inc.(a)	52,920	21,925

		76,790,082

Entertainment — 2.0%
Activision Blizzard Inc.	639,932	59,417,686
AMC Entertainment Holdings Inc., Class A(b)	47,371	100,427
Ballantyne Strong Inc.(a)	8,259	16,629
Chicken Soup For The Soul Entertainment Inc.(a)(b)	3,008	60,130
Cinedigm Corp., Class A(a)	7,568	4,880
Cinemark Holdings Inc.	89,103	1,551,283
Electronic Arts Inc.(b)	239,424	34,381,286
Gaia Inc.(a)(b)	14,792	146,145
Glu Mobile Inc.(a)	96,152	866,329
Liberty Media Corp.-Liberty Braves, Class A(a)	16,395	407,744
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	29,253	727,815
Liberty Media Corp.-Liberty Formula One, Class A(a)	29,819	1,132,824

Security	Shares	Value

Entertainment (continued)
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	169,458	$7,218,911
Lions Gate Entertainment Corp., Class A(a)(b)	47,511	540,200
Lions Gate Entertainment Corp., Class B, NVS(a)	89,798	932,103
Live Nation Entertainment Inc.(a)(b)	118,920	8,738,242
LiveXLive Media Inc.(a)(b)	77,256	253,400
Madison Square Garden Entertainment Corp.(a)	14,496	1,522,660
Madison Square Garden Sports Corp.(a)	14,514	2,672,027
Marcus Corp. (The)	14,956	201,607
Netflix Inc.(a)	367,872	198,919,427
NTN Buzztime Inc.(a)	331	741
Reading International Inc., Class A, NVS(a)(b)	14,632	73,453
Roku Inc.(a)	90,726	30,122,846
Sciplay Corp., Class A(a)	13,681	189,482
Take-Two Interactive Software Inc.(a)	95,234	19,788,673
Walt Disney Co. (The)(a)	1,504,318	272,552,335
Warner Music Group Corp., Class A	65,564	2,490,776
World Wrestling Entertainment Inc., Class A	38,165	1,833,828
Zynga Inc., Class A(a)	832,903	8,220,753

		655,084,642

Equity Real Estate Investment Trusts (REITs) — 3.0%
Acadia Realty Trust	67,399	956,392
ACRE Realty Investors Inc.(a)(c)	2,715	2,253
Agree Realty Corp.	46,574	3,100,897
Alexander & Baldwin Inc.	52,074	894,631
Alexander’s Inc.	1,605	445,147
Alexandria Real Estate Equities Inc.	102,987	18,354,343
American Assets Trust Inc.	35,308	1,019,695
American Campus Communities Inc.	112,429	4,808,588
American Finance Trust Inc.	89,603	665,750
American Homes 4 Rent, Class A	228,047	6,841,410
American Tower Corp.	369,677	82,977,699
Americold Realty Trust	171,442	6,399,930
Apartment Income REIT Corp.(a)	124,840	4,795,104
Apartment Investment and Management Co., Class A	124,976	659,873
Apple Hospitality REIT Inc.	195,886	2,528,888
Armada Hoffler Properties Inc.	52,802	592,438
Ashford Hospitality Trust Inc.	6,358	16,467
AvalonBay Communities Inc.	117,543	18,857,423
Bluerock Residential Growth REIT Inc.	14,907	188,872
Boston Properties Inc.	115,155	10,885,602
Braemar Hotels & Resorts Inc.	16,573	76,402
Brandywine Realty Trust	141,699	1,687,635
Brixmor Property Group Inc.	247,917	4,103,026
Broadstone Net Lease Inc., Class A	32,189	630,261
BRT Apartments Corp.	7,397	112,434
Camden Property Trust	81,979	8,191,342
CareTrust REIT Inc.	78,422	1,739,400
CatchMark Timber Trust Inc., Class A	30,046	281,231
Cedar Realty Trust Inc.	7,727	78,275
Centerspace	8,356	590,268
Chatham Lodging Trust	22,490	242,892
CIM Commercial Trust Corp.	1,414	20,135
City Office REIT Inc.	52,528	513,199
Clipper Realty Inc.	36,089	254,427
Colony Capital Inc.	409,636	1,970,349
Columbia Property Trust Inc.	103,701	1,487,072
Community Healthcare Trust Inc.	16,442	774,583
Condor Hospitality Trust Inc.	4,744	18,692
CoreCivic Inc.	111,412	729,749

13

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CorEnergy Infrastructure Trust Inc.	8,076	$55,321
CorePoint Lodging Inc.	35,135	241,729
CoreSite Realty Corp.	35,735	4,476,881
Corporate Office Properties Trust	89,357	2,330,431
Cousins Properties Inc.	121,268	4,062,478
Crown Castle International Corp.	358,711	57,103,204
CTO Realty Growth Inc.	8,213	346,260
CubeSmart	157,361	5,288,903
CyrusOne Inc.	103,267	7,553,981
DiamondRock Hospitality Co.	184,182	1,519,502
Digital Realty Trust Inc.	233,011	32,507,365
Diversified Healthcare Trust	200,894	827,683
Douglas Emmett Inc.	139,257	4,063,519
Duke Realty Corp.	308,004	12,310,920
Easterly Government Properties Inc.	57,490	1,302,149
EastGroup Properties Inc.	34,616	4,779,085
Empire State Realty Trust Inc., Class A	86,027	801,772
EPR Properties	67,239	2,185,268
Equinix Inc.	74,246	53,025,008
Equity Commonwealth	96,631	2,636,094
Equity LifeStyle Properties Inc.	141,993	8,996,676
Equity Residential	286,940	17,009,803
Essential Properties Realty Trust Inc.	91,690	1,943,828
Essex Property Trust Inc.	54,585	12,959,571
Extra Space Storage Inc.	106,697	12,361,914
Farmland Partners Inc.	14,671	127,638
Federal Realty Investment Trust	58,567	4,985,223
First Industrial Realty Trust Inc.	108,737	4,581,090
Four Corners Property Trust Inc.	51,588	1,535,775
Franklin Street Properties Corp.	74,836	327,033
Front Yard Residential Corp.	44,663	723,541
Gaming and Leisure Properties Inc.	178,194	7,555,426
GEO Group Inc. (The)	108,883	964,703
Getty Realty Corp.	38,716	1,066,239
Gladstone Commercial Corp.	43,064	775,152
Gladstone Land Corp.	7,210	105,554
Global Medical REIT Inc.	44,356	579,289
Global Net Lease Inc.	67,097	1,150,043
Global Self Storage Inc.	7,128	28,583
Healthcare Realty Trust Inc.	117,550	3,479,480
Healthcare Trust of America Inc., Class A	188,513	5,191,648
Healthpeak Properties Inc.	456,461	13,798,816
Hersha Hospitality Trust	35,717	281,807
Highwoods Properties Inc.	89,144	3,532,777
Host Hotels & Resorts Inc.	568,038	8,310,396
Hudson Pacific Properties Inc.	125,836	3,022,581
Independence Realty Trust Inc.	88,116	1,183,398
Industrial Logistics Properties Trust	68,623	1,598,230
Innovative Industrial Properties Inc.	19,658	3,599,970
Invitation Homes Inc.	458,264	13,610,441
Iron Mountain Inc.	243,673	7,183,480
iStar Inc.	54,311	806,518
JBG SMITH Properties	97,558	3,050,639
Kilroy Realty Corp.	89,778	5,153,257
Kimco Realty Corp.	341,658	5,128,287
Kite Realty Group Trust	81,814	1,223,937
Lamar Advertising Co., Class A	73,821	6,143,384
Lexington Realty Trust	218,358	2,318,962
Life Storage Inc.	38,433	4,588,516
LTC Properties Inc.	30,324	1,179,907

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Macerich Co. (The)(b)	91,174	$972,827
Mack-Cali Realty Corp.	74,552	928,918
Medical Properties Trust Inc.	439,771	9,582,610
Mid-America Apartment Communities Inc.	96,582	12,235,974
Monmouth Real Estate Investment Corp.	98,478	1,705,639
National Health Investors Inc.	36,572	2,529,685
National Retail Properties Inc.	146,110	5,978,821
National Storage Affiliates Trust	44,038	1,586,689
New Senior Investment Group Inc.	51,015	264,258
NexPoint Residential Trust Inc.	15,560	658,344
Office Properties Income Trust	35,117	797,858
Omega Healthcare Investors Inc.	194,088	7,049,276
One Liberty Properties Inc.	14,255	286,098
Outfront Media Inc.	116,143	2,271,757
Paramount Group Inc.	157,386	1,422,769
Park Hotels & Resorts Inc.	200,123	3,432,109
Pebblebrook Hotel Trust(b)	110,056	2,069,053
Physicians Realty Trust	186,328	3,316,638
Piedmont Office Realty Trust Inc., Class A	119,135	1,933,561
Plymouth Industrial REIT Inc.	30,270	454,050
Postal Realty Trust Inc., Class A	4,062	68,567
PotlatchDeltic Corp.	53,074	2,654,761
Power REIT(a)	239	6,384
Preferred Apartment Communities Inc., Class A	45,364	335,694
Prologis Inc.	612,963	61,087,893
PS Business Parks Inc.	17,439	2,317,120
Public Storage	126,701	29,259,062
QTS Realty Trust Inc., Class A	49,341	3,053,221
Rayonier Inc.	120,809	3,549,368
Realty Income Corp.	289,737	18,012,949
Regency Centers Corp.	126,486	5,766,497
Retail Opportunity Investments Corp.	101,388	1,357,585
Retail Properties of America Inc., Class A	193,199	1,653,783
Retail Value Inc.	16,084	239,169
Rexford Industrial Realty Inc.	113,090	5,553,850
RLJ Lodging Trust	141,303	1,999,437
RPT Realty	47,767	413,185
Ryman Hospitality Properties Inc.	44,252	2,998,516
Sabra Health Care REIT Inc.	163,068	2,832,491
Safehold Inc.	10,284	745,487
Saul Centers Inc.	8,102	256,671
SBA Communications Corp.	93,439	26,361,945
Seritage Growth Properties, Class A(a)	21,431	314,607
Service Properties Trust	134,708	1,547,795
Simon Property Group Inc.	271,791	23,178,336
SITE Centers Corp.	118,742	1,201,669
SL Green Realty Corp.	58,572	3,489,720
Sotherly Hotels Inc.	8,147	20,368
Spirit Realty Capital Inc.	99,801	4,009,006
STAG Industrial Inc.	125,626	3,934,606
STORE Capital Corp.	200,176	6,801,980
Summit Hotel Properties Inc.	83,626	753,470
Sun Communities Inc.	89,461	13,593,599
Sunstone Hotel Investors Inc.	178,261	2,019,697
Tanger Factory Outlet Centers Inc.(b)	79,203	788,862
Terreno Realty Corp.	56,921	3,330,448
UDR Inc.	237,802	9,138,731
UMH Properties Inc.	24,952	369,539
Uniti Group Inc.	214,164	2,512,144
Universal Health Realty Income Trust	10,638	683,704

14

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Urban Edge Properties	94,846	$1,227,307
Urstadt Biddle Properties Inc., Class A	11,959	168,981
Ventas Inc.	317,201	15,555,537
VEREIT Inc.	187,289	7,077,651
VICI Properties Inc.	447,356	11,407,578
Vornado Realty Trust	134,080	5,006,547
Washington Prime Group Inc.(b)	22,140	144,131
Washington REIT	83,073	1,796,869
Weingarten Realty Investors	113,408	2,457,551
Welltower Inc.	343,927	22,224,563
Weyerhaeuser Co.	624,287	20,932,343
Wheeler Real Estate Investment Trust Inc.(a)	736	2,039
Whitestone REIT	21,998	175,324
WP Carey Inc.	147,159	10,386,482
Xenia Hotels & Resorts Inc.	89,194	1,355,749

		965,681,341

Food & Staples Retailing — 1.3%
Albertsons Companies Inc., Class A(a)(b)	43,159	758,735
Andersons Inc. (The)	22,108	541,867
BJ’s Wholesale Club Holdings Inc.(a)	109,766	4,092,077
Casey’s General Stores Inc.	31,770	5,674,757
Chefs’ Warehouse Inc. (The)(a)	41,447	1,064,773
Costco Wholesale Corp.	366,574	138,117,752
Grocery Outlet Holding Corp.(a)	69,772	2,738,551
HF Foods Group Inc.(a)(b)	27,837	209,334
Ingles Markets Inc., Class A	16,057	684,992
Kroger Co. (The)	649,056	20,614,019
Performance Food Group Co.(a)	107,443	5,115,361
PriceSmart Inc.	16,367	1,490,870
Rite Aid Corp.(a)(b)	39,104	619,016
SpartanNash Co.	42,954	747,829
Sprouts Farmers Market Inc.(a)	98,118	1,972,172
Sysco Corp.	426,239	31,652,508
U.S. Foods Holding Corp.(a)	179,854	5,990,937
United Natural Foods Inc.(a)	35,619	568,835
Village Super Market Inc., Class A	6,870	151,552
Walmart Inc.	1,153,038	166,210,428
Walgreens Boots Alliance Inc.	602,937	24,045,128
Weis Markets Inc.	13,635	651,889

		413,713,382

Food Products — 1.0%
Alico Inc.	649	20,132
Arcadia Biosciences Inc.(a)(b)	219	554
Archer-Daniels-Midland Co.	459,375	23,157,094
B&G Foods Inc.	51,129	1,417,807
Beyond Meat Inc.(a)(b)	41,479	5,184,875
Bridgford Foods Corp.(a)	641	11,679
Bunge Ltd.	119,860	7,860,419
Calavo Growers Inc.	16,304	1,131,987
Cal-Maine Foods Inc.(a)(b)	34,213	1,284,356
Campbell Soup Co.	169,773	8,208,525
Coffee Holding Co. Inc.(a)	7,247	27,828
Conagra Brands Inc.	408,337	14,806,300
Darling Ingredients Inc.(a)	134,189	7,740,021
Farmer Bros. Co.(a)	13	61
Flowers Foods Inc.	169,493	3,835,627
Fresh Del Monte Produce Inc.(b)	26,948	648,638
Freshpet Inc.(a)(b)	32,630	4,633,134
General Mills Inc.	512,014	30,106,423

Security	Shares	Value

Food Products (continued)
Hain Celestial Group Inc. (The)(a)	74,739	$3,000,771
Hershey Co. (The)	121,239	18,468,337
Hormel Foods Corp.	237,152	11,053,655
Hostess Brands Inc.(a)(b)	124,673	1,825,213
Ingredion Inc.	52,609	4,138,750
J&J Snack Foods Corp.	13,523	2,101,068
JM Smucker Co. (The)	96,132	11,112,859
John B Sanfilippo & Son Inc.	6,870	541,768
Kellogg Co.	216,068	13,445,912
Kraft Heinz Co. (The)	544,483	18,871,781
Lamb Weston Holdings Inc.	121,607	9,575,335
Lancaster Colony Corp.	17,224	3,164,565
Landec Corp.(a)	22,255	241,467
Lifeway Foods Inc.(a)(b)	6,657	36,014
Limoneira Co.	8,125	135,281
McCormick & Co. Inc./MD, NVS	206,666	19,757,270
Mondelez International Inc., Class A	1,186,989	69,403,247
Pilgrim’s Pride Corp.(a)	49,676	974,146
Post Holdings Inc.(a)	51,486	5,200,601
RiceBran Technologies(a)	7,332	4,473
Rocky Mountain Chocolate Factory Inc.	6,617	26,799
S&W Seed Co.(a)	8,374	24,536
Sanderson Farms Inc.	15,552	2,055,974
Seaboard Corp.	183	554,673
Seneca Foods Corp., Class A(a)	6,750	269,325
Seneca Foods Corp., Class B(a)	117	4,628
Simply Good Foods Co. (The)(a)	70,001	2,195,231
Tattooed Chef Inc.(a)(b)	32,807	750,952
Tootsie Roll Industries Inc.	21,728	645,322
TreeHouse Foods Inc.(a)	44,891	1,907,419
Tyson Foods Inc., Class A	247,469	15,946,902
Utz Brands Inc.	32,585	718,825
Vital Farms Inc.(a)(b)	15,040	380,662

		328,609,221

Gas Utilities — 0.1%
Atmos Energy Corp.	102,044	9,738,059
Chesapeake Utilities Corp.	14,330	1,550,649
National Fuel Gas Co.	73,768	3,034,078
New Jersey Resources Corp.	75,183	2,672,756
Northwest Natural Holding Co.	27,203	1,251,066
ONE Gas Inc.	44,089	3,384,713
RGC Resources Inc.	1,246	29,630
South Jersey Industries Inc.	73,673	1,587,653
Southwest Gas Holdings Inc.	45,762	2,780,041
Spire Inc.	42,987	2,752,887
UGI Corp.	176,521	6,171,174

		34,952,706

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	1,471,366	161,099,863
ABIOMED Inc.(a)	37,879	12,280,372
Accelerate Diagnostics Inc.(a)(b)	23,178	175,689
Accuray Inc.(a)	66,351	276,684
Acutus Medical Inc.(a)(b)	15,955	459,664
Aethlon Medical Inc.(a)	415	1,025
Akers Biosciences Inc.(a)	3	6
Align Technology Inc.(a)	59,346	31,713,315
Alphatec Holdings Inc.(a)	57,124	829,440
AngioDynamics Inc.(a)	22,216	340,571
Antares Pharma Inc.(a)(b)	118,849	474,208

15

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Apollo Endosurgery Inc.(a)	72	$245
Apyx Medical Corp.(a)	22,177	159,674
Aspira Women’s Health Inc.(a)(b)	21,693	145,560
AtriCure Inc.(a)	39,169	2,180,538
Atrion Corp.	1,031	662,149
Avanos Medical Inc.(a)	41,416	1,900,166
Avinger Inc.(a)	8	4
Axogen Inc.(a)	36,114	646,441
Axonics Modulation Technologies Inc.(a)(b)	23,059	1,151,105
Baxter International Inc.	424,380	34,052,251
Becton Dickinson and Co.	240,515	60,181,663
Beyond Air Inc.(a)	8,550	45,059
Biolase Inc.(a)	7,244	3,019
BioLife Solutions Inc.(a)	14,448	576,331
Biomerica Inc.(a)	6,391	31,827
Boston Scientific Corp.(a)	1,197,705	43,057,495
Cantel Medical Corp.	29,600	2,334,256
Cardiovascular Systems Inc.(a)	41,495	1,815,821
Cerus Corp.(a)	176,710	1,222,833
Chembio Diagnostics Inc.(a)(b)	7,346	34,894
ClearPoint Neuro Inc.(a)(b)	8,291	131,744
Co-Diagnostics Inc.(a)(b)	28,529	265,320
Conformis Inc.(a)	46,614	30,765
CONMED Corp.	22,035	2,467,920
Cooper Companies Inc. (The)	40,259	14,626,900
CryoLife Inc.(a)	44,308	1,046,112
CryoPort Inc.(a)	28,363	1,244,568
Cutera Inc.(a)	8,368	201,752
CytoSorbents Corp.(a)	14,706	117,207
Danaher Corp.	526,699	117,000,916
Dare Bioscience Inc.(a)	643	862
DENTSPLY SIRONA Inc.	178,477	9,345,056
DexCom Inc.(a)(b)	80,481	29,755,435
Eargo Inc.(a)	12,463	558,592
Edwards Lifesciences Corp.(a)(b)	518,904	47,339,612
Ekso Bionics Holdings Inc.(a)	13,928	85,379
ElectroCore Inc.(a)	13,809	21,542
Electromed Inc.(a)	6,617	64,913
Envista Holdings Corp.(a)(b)	133,828	4,514,018
FONAR Corp.(a)	6,792	117,909
GenMark Diagnostics Inc.(a)	38,195	557,647
Glaukos Corp.(a)	35,051	2,637,938
Globus Medical Inc., Class A(a)	59,923	3,908,178
Haemonetics Corp.(a)	43,223	5,132,731
Helius Medical Technologies Inc.(a)(b)	67,956	25,592
Heska Corp.(a)(b)	7,062	1,028,580
Hill-Rom Holdings Inc.	58,053	5,687,452
Hologic Inc.(a)	214,458	15,618,976
ICU Medical Inc.(a)	16,814	3,606,435
IDEXX Laboratories Inc.(a)	70,952	35,466,776
Inari Medical Inc.(a)	7,631	666,110
Inogen Inc.(a)	15,074	673,506
Insulet Corp.(a)(b)	56,064	14,331,640
Integer Holdings Corp.(a)	30,126	2,445,930
Integra LifeSciences Holdings Corp.(a)	58,804	3,817,556
Intersect ENT Inc.(a)	23,174	530,685
IntriCon Corp.(a)	6,795	122,989
Intuitive Surgical Inc.(a)	97,989	80,164,801
Invacare Corp.	22,616	202,413
InVivo Therapeutics Holdings Corp.(a)	16	13

Security	Shares	Value

Health Care Equipment & Supplies (continued)
iRadimed Corp.(a)(b)	6,563	$149,636
iRhythm Technologies Inc.(a)(b)	24,120	5,721,505
IRIDEX Corp.(a)	7,258	18,218
Kewaunee Scientific Corp.(a)	262	3,304
Lantheus Holdings Inc.(a)	57,168	771,196
LeMaitre Vascular Inc.	8,202	332,181
LENSAR Inc.(a)	10,178	73,791
LivaNova PLC(a)(b)	42,354	2,804,258
Masimo Corp.(a)	42,245	11,337,713
Medtronic PLC	1,121,731	131,399,569
Meridian Bioscience Inc.(a)	30,708	573,933
Merit Medical Systems Inc.(a)	44,674	2,479,854
Mesa Laboratories Inc.	4,684	1,342,622
Microbot Medical Inc.(a)	17	117
Milestone Scientific Inc.(a)(b)	8,168	17,316
Misonix Inc.(a)	6,754	84,425
Motus GI Holdings Inc.(a)	8,489	8,048
Natus Medical Inc.(a)	28,954	580,238
Neogen Corp.(a)	45,880	3,638,284
NeuroMetrix Inc.(a)	10	32
Neuronetics Inc.(a)(b)	29,032	322,546
Nevro Corp.(a)	29,493	5,105,238
Novocure Ltd.(a)	70,215	12,150,004
NuVasive Inc.(a)(b)	43,160	2,431,203
OraSure Technologies Inc.(a)	44,829	474,515
Orthofix Medical Inc.(a)	14,923	641,391
OrthoPediatrics Corp.(a)	12,510	516,037
Outset Medical Inc.(a)(b)	11,870	674,691
PAVmed Inc.(a)(b)	16,070	34,068
Penumbra Inc.(a)(b)	28,189	4,933,075
Predictive Oncology Inc.(a)	6	4
Pro-Dex Inc.(a)	613	18,985
Pulmonx Corp.(a)	12,749	879,936
Pulse Biosciences Inc.(a)(b)	27,477	655,601
Quidel Corp.(a)	32,243	5,792,455
Quotient Ltd.(a)	102,452	533,775
Repro-Med Systems Inc.(a)	14,090	84,822
ResMed Inc.	119,981	25,503,161
Retractable Technologies Inc.(a)(b)	8,221	88,294
Rockwell Medical Inc.(a)	51,707	52,224
SeaSpine Holdings Corp.(a)	7,417	129,427
Second Sight Medical Products Inc.(a)(b)	5,027	9,400
Senseonics Holdings Inc.(a)(b)	95,602	83,346
Sensus Healthcare Inc.(a)(b)	61,149	236,035
Shockwave Medical Inc.(a)	25,806	2,676,598
SI-BONE Inc.(a)	27,212	813,639
Sientra Inc.(a)	27,727	107,858
Silk Road Medical Inc.(a)(b)	28,292	1,781,830
SiNtx Technologies Inc.(a)	13	20
SmileDirectClub Inc.(a)(b)	48,926	584,176
Soliton Inc.(a)(b)	810	6,221
Sorrento Tech Inc.(a)(c)	126	1
STAAR Surgical Co.(a)	38,356	3,038,562
Stereotaxis Inc.(a)	27,273	138,820
STERIS PLC	71,943	13,636,076
Strata Skin Sciences Inc.(a)	1,191	1,787
Stryker Corp.	272,071	66,668,278
Surgalign Holdings Inc.(a)	45,541	99,735
Surmodics Inc.(a)	8,527	371,095
Tactile Systems Technology Inc.(a)	14,588	655,585

16

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Tandem Diabetes Care Inc.(a)	49,171	$4,704,681
Tela Bio Inc.(a)	3,109	46,759
Teleflex Inc.	38,480	15,837,214
ThermoGenesis Holdings Inc.(a)(b)	27	56
TransEnterix Inc.(a)(b)	16,414	10,259
TransMedics Group Inc.(a)	35,562	707,684
Utah Medical Products Inc.	1,035	87,251
Vapotherm Inc.(a)	23,353	627,262
Varex Imaging Corp.(a)	30,647	511,192
Varian Medical Systems Inc.(a)	76,281	13,349,938
Venus Concept Inc.(a)	12,479	21,589
ViewRay Inc.(a)	66,574	254,313
VolitionRx Ltd.(a)	8,160	31,742
West Pharmaceutical Services Inc.	61,752	17,494,959
Xtant Medical Holdings Inc.(a)	143	171
Zimmer Biomet Holdings Inc.	172,427	26,569,276
Zosano Pharma Corp.(a)	202	106
Zynex Inc.(a)(b)	7,367	99,160

		1,157,035,004

Health Care Providers & Services — 2.5%
1Life Healthcare Inc.(a)(b)	60,291	2,631,702
Acadia Healthcare Co. Inc.(a)	73,815	3,709,942
AdaptHealth Corp.(a)	32,027	1,202,934
Addus HomeCare Corp.(a)	13,197	1,545,237
Amedisys Inc.(a)	27,840	8,166,307
American Renal Associates Holdings Inc.(a)	7,292	83,493
American Shared Hospital Services(a)(b)	709	1,574
AmerisourceBergen Corp.	123,645	12,087,535
AMN Healthcare Services Inc.(a)	37,658	2,570,159
Anthem Inc.	206,852	66,418,109
Apollo Medical Holdings Inc.(a)	23,865	436,014
Avalon GloboCare Corp.(a)(b)	19,381	21,707
BioTelemetry Inc.(a)	29,200	2,104,736
Brookdale Senior Living Inc.(a)	185,329	821,007
Capital Senior Living Corp.(a)	1,488	18,362
Cardinal Health Inc.	243,643	13,049,519
Castle Biosciences Inc.(a)	11,922	800,562
Centene Corp.(a)	482,315	28,953,369
Chemed Corp.(b)	13,457	7,167,333
Cigna Corp.	300,463	62,550,387
Community Health Systems Inc.(a)	89,510	665,059
CorVel Corp.(a)	7,591	804,646
Covetrus Inc.(a)	79,087	2,272,960
Cross Country Healthcare Inc.(a)	28,948	256,769
CVS Health Corp.	1,088,819	74,366,338
CynergisTek Inc./DE(a)	6,923	10,038
DaVita Inc.(a)(b)	62,972	7,392,913
Encompass Health Corp.	83,347	6,891,963
Ensign Group Inc. (The)(b)	39,904	2,909,800
Enzo Biochem Inc.(a)(b)	30,676	77,304
Exagen Inc.(a)	4,183	55,216
Five Star Senior Living Inc.(a)	13,913	96,000
Fulgent Genetics Inc.(a)(b)	8,623	449,258
Genesis Healthcare Inc.(a)	21,727	10,531
Great Elm Group Inc., NVS(a)	5,320	14,577
Guardant Health Inc.(a)	70,950	9,144,036
Hanger Inc.(a)	30,744	676,061
HCA Healthcare Inc.	220,152	36,206,198
HealthEquity Inc.(a)	61,484	4,286,050
Henry Schein Inc.(a)	119,314	7,977,334

Security	Shares	Value

Health Care Providers & Services (continued)
Humana Inc.	110,585	$45,369,708
InfuSystem Holdings Inc.(a)	14,800	277,944
Interpace Biosciences Inc.(a)	27	85
Joint Corp. (The)(a)	7,234	189,965
Laboratory Corp. of America Holdings(a)	79,454	16,172,862
LHC Group Inc.(a)	27,103	5,781,612
Magellan Health Inc.(a)	21,727	1,799,865
McKesson Corp.	132,643	23,069,271
MEDNAX Inc.(a)	74,921	1,838,561
Molina Healthcare Inc.(a)	49,299	10,484,911
National HealthCare Corp.	7,865	522,315
National Research Corp.	7,611	325,370
Ontrak Inc.(a)	9,114	563,154
Option Care Health Inc.(a)	37,060	579,618
Owens & Minor Inc.	53,436	1,445,444
Patterson Companies Inc.	75,392	2,233,865
Pennant Group Inc. (The)(a)(b)	20,262	1,176,412
PetIQ Inc.(a)(b)	16,658	640,500
Premier Inc., Class A	52,767	1,852,122
Progyny Inc.(a)	30,255	1,282,509
Providence Service Corp. (The)(a)	12,881	1,785,693
Psychemedics Corp.	6,641	33,803
Quest Diagnostics Inc.	113,782	13,559,401
R1 RCM Inc.(a)	108,968	2,617,411
RadNet Inc.(a)(b)	25,062	490,463
Regional Health Properties Inc.(a)(b)	885	3,168
Select Medical Holdings Corp.(a)	84,543	2,338,459
Sharps Compliance Corp.(a)	8,078	76,337
Tenet Healthcare Corp.(a)	93,418	3,730,181
Tivity Health Inc.(a)	46,748	915,793
Triple-S Management Corp., Class B(a)	22,465	479,628
U.S. Physical Therapy Inc.	9,137	1,098,724
UnitedHealth Group Inc.	789,140	276,735,615
Universal Health Services Inc., Class B	64,581	8,879,887

		797,253,695

Health Care Technology — 0.3%
Accolade Inc.(a)	16,905	735,368
Allscripts Healthcare Solutions Inc.(a)	149,395	2,157,264
American Well Corp., Class A(a)	36,577	926,495
Castlight Health Inc., Class B(a)	36,370	47,281
Cerner Corp.	258,229	20,265,812
Change Healthcare Inc.(a)	185,751	3,464,256
Computer Programs & Systems Inc.	7,623	204,601
Evolent Health Inc., Class A(a)(b)	69,554	1,114,951
GoodRx Holdings Inc., Class A(a)	32,874	1,326,137
Health Catalyst Inc.(a)(b)	29,007	1,262,675
HealthStream Inc.(a)	21,592	471,569
HMS Holdings Corp.(a)	68,368	2,512,524
HTG Molecular Diagnostics Inc.(a)	438	2,098
Icad Inc.(a)	8,308	109,666
Inovalon Holdings Inc., Class A(a)	56,844	1,032,855
Inspire Medical Systems Inc.(a)	22,462	4,224,878
MedAvail Holdings Inc.(a)	25	376
MTBC Inc.(a)	5,330	48,343
Multiplan Corp.(a)(b)	216,500	1,729,835
NantHealth Inc.(a)(b)	18,968	61,267
NextGen Healthcare Inc.(a)	36,657	668,624
Omnicell Inc.(a)	35,603	4,273,072
OptimizeRx Corp.(a)	21,589	672,713
Phreesia Inc.(a)	29,650	1,608,809

17

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Schrodinger Inc.(a)	27,572	$2,183,151
SCWorx Corp.(a)(b)(c)	5,393	7,388
Simulations Plus Inc.(b)	16,221	1,166,614
Star Equity Holdings Inc.	1,268	4,552
Streamline Health Solutions Inc.(a)	15,831	24,696
Tabula Rasa HealthCare Inc.(a)(b)	22,828	977,952
Teladoc Health Inc.(a)(b)	103,582	20,712,257
Veeva Systems Inc., Class A(a)(b)	112,236	30,556,251
Vocera Communications Inc.(a)	24,341	1,010,882

		105,565,212

Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment Inc.(a)	51,572	520,877
Airbnb Inc., Class A(a)	42,781	6,280,251
Allied Esports Entertainment Inc.(a)(b)	6,173	9,753
Aramark	209,885	8,076,375
Ark Restaurants Corp.	295	5,720
Bally’s Corp.	19,988	1,003,997
BBQ Holdings Inc.(a)	7,587	36,569
Biglari Holdings Inc., Class A(a)(b)	19	11,115
Biglari Holdings Inc., Class B, NVS(a)	199	22,129
BJ’s Restaurants Inc.	21,580	830,614
Bloomin’ Brands Inc.	72,840	1,414,553
Bowl America Inc., Class A	686	6,466
Boyd Gaming Corp.	65,582	2,814,779
Brinker International Inc.	35,112	1,986,286
Caesars Entertainment Inc.(a)	176,950	13,142,076
Canterbury Park Holding Corp.	598	7,116
Carnival Corp.	618,543	13,397,641
Carrols Restaurant Group Inc.(a)	29,080	182,622
Century Casinos Inc.(a)(b)	15,568	99,480
Cheesecake Factory Inc. (The)	37,082	1,374,259
Chipotle Mexican Grill Inc.(a)	23,405	32,455,948
Choice Hotels International Inc.(b)	23,741	2,533,877
Churchill Downs Inc.	30,082	5,859,673
Chuy’s Holdings Inc.(a)(b)	14,643	387,893
Cracker Barrel Old Country Store Inc.	21,506	2,837,072
Darden Restaurants Inc.	110,886	13,208,740
Dave & Buster’s Entertainment Inc.	52,748	1,583,495
Del Taco Restaurants Inc.(a)	22,140	200,588
Denny’s Corp.(a)	66,395	974,679
Dine Brands Global Inc.	14,653	849,874
Domino’s Pizza Inc.	32,718	12,546,044
Dover Motorsports Inc.	14,678	33,319
DraftKings Inc., Class A(a)(b)	269,172	12,532,648
Drive Shack Inc.(a)(b)	36,431	86,706
El Pollo Loco Holdings Inc.(a)(b)	15,244	275,916
Everi Holdings Inc.(a)(b)	52,511	725,177
Extended Stay America Inc.	118,515	1,755,207
Fiesta Restaurant Group Inc.(a)	29,381	334,943
Flanigan’s Enterprises Inc.(a)(b)	198	3,912
Full House Resorts Inc.(a)	4,630	18,196
Golden Entertainment Inc.(a)	31,397	624,486
Good Times Restaurants Inc.(a)	8,083	23,037
Hilton Grand Vacations Inc.(a)(b)	76,797	2,407,586
Hilton Worldwide Holdings Inc.	228,830	25,459,626
Hyatt Hotels Corp., Class A	26,824	1,991,682
Inspired Entertainment Inc.(a)(b)	68,958	453,744
J Alexander’s Holdings Inc.(a)	14,170	103,299
Jack in the Box Inc.	21,259	1,972,835
Kura Sushi USA Inc., Class A(a)(b)	2,417	47,132

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.	275,336	$16,410,026
Lindblad Expeditions Holdings Inc.(a)	14,853	254,283
Luby’s Inc.(a)	15,540	44,134
Marriott International Inc./MD, Class A	222,954	29,412,092
Marriott Vacations Worldwide Corp.	32,008	4,392,138
McDonald’s Corp.	620,782	133,207,402
MGM Resorts International	343,196	10,814,106
Monarch Casino & Resort Inc.(a)	7,388	452,293
Nathan’s Famous Inc.	709	39,151
Noodles & Co.(a)	15,230	120,317
Norwegian Cruise Line Holdings Ltd.(a)(b)	263,684	6,705,484
ONE Group Hospitality Inc. (The)(a)(b)	14,225	52,632
Papa John’s International Inc.	27,593	2,341,266
Penn National Gaming Inc.(a)	123,438	10,661,340
Planet Fitness Inc., Class A(a)	69,319	5,381,234
Playa Hotels & Resorts NV(a)(b)	60,540	360,213
PlayAGS Inc.(a)	19,926	143,467
Potbelly Corp.(a)(b)	21,600	95,040
Rave Restaurant Group Inc.(a)	3,285	2,990
RCI Hospitality Holdings Inc.	7,592	299,428
Red Lion Hotels Corp.(a)	15,155	52,436
Red Robin Gourmet Burgers Inc.(a)	15,520	298,450
Red Rock Resorts Inc., Class A	54,022	1,352,711
Royal Caribbean Cruises Ltd.	154,867	11,567,016
Ruth’s Hospitality Group Inc.	29,222	518,106
Scientific Games Corp./DE, Class A(a)	47,140	1,955,839
SeaWorld Entertainment Inc.(a)	34,102	1,077,282
Shake Shack Inc., Class A(a)(b)	26,918	2,282,108
Six Flags Entertainment Corp.	61,203	2,087,022
Starbucks Corp.	973,944	104,192,529
Target Hospitality Corp.(a)(b)	1,075	1,699
Texas Roadhouse Inc.	53,624	4,191,252
Vail Resorts Inc.	34,508	9,626,352
Wendy’s Co. (The)	157,706	3,456,916
Wingstop Inc.	23,153	3,068,930
Wyndham Destinations Inc.	76,565	3,434,706
Wyndham Hotels & Resorts Inc.	76,211	4,529,982
Wynn Resorts Ltd.	81,875	9,237,956
Yum! Brands Inc.	253,463	27,515,943

		585,146,283

Household Durables — 0.5%
Bassett Furniture Industries Inc.	15,745	316,160
Beazer Homes USA Inc.(a)	22,136	335,360
Cavco Industries Inc.(a)	7,308	1,282,189
Century Communities Inc.(a)	31,156	1,364,010
Comstock Holding Companies Inc.(a)	285	903
Dixie Group Inc. (The)(a)	14,120	36,006
DR Horton Inc.	276,156	19,032,672
Emerson Radio Corp.(a)	15,014	15,089
Ethan Allen Interiors Inc.	14,206	287,103
Flexsteel Industries Inc.	13	455
Garmin Ltd.	121,945	14,591,939
GoPro Inc., Class A(a)	91,245	755,509
Green Brick Partners Inc.(a)(b)	52,876	1,214,033
Hamilton Beach Brands Holding Co., Class A	28	490
Helen of Troy Ltd.(a)(b)	22,375	4,971,501
Hooker Furniture Corp.	8,170	263,483
Hovnanian Enterprises Inc., Class A(a)	4,693	154,212
Installed Building Products Inc.(a)	20,452	2,084,672
iRobot Corp.(a)(b)	22,513	1,807,569

18

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
KB Home	68,215	$2,286,567
La-Z-Boy Inc.	38,032	1,515,195
Leggett & Platt Inc.	111,973	4,960,404
Lennar Corp., Class A	230,566	17,576,046
Lennar Corp., Class B	12,937	791,744
LGI Homes Inc.(a)(b)	16,113	1,705,561
Lifetime Brands Inc.	7,764	118,013
Live Ventures Inc.(a)(b)	631	7,806
Lovesac Co. (The)(a)(b)	6,613	284,954
M/I Homes Inc.(a)	21,615	957,328
MDC Holdings Inc.	42,029	2,042,609
Meritage Homes Corp.(a)	29,762	2,464,889
Mohawk Group Holdings Inc.(a)(b)	2,918	50,219
Mohawk Industries Inc.(a)(b)	50,902	7,174,637
Nephros Inc.(a)(b)	2,562	21,982
New Home Co. Inc. (The)(a)	8,312	38,983
Newell Brands Inc.	325,423	6,908,730
Nova Lifestyle Inc.(a)	2,790	6,640
NVR Inc.(a)	2,921	11,917,271
PulteGroup Inc.	224,762	9,691,737
Purple Innovation Inc.(a)(b)	19,354	637,521
Skyline Champion Corp.(a)	42,268	1,307,772
Sonos Inc.(a)	60,297	1,410,347
Taylor Morrison Home Corp.(a)	106,899	2,741,959
Tempur Sealy International Inc.(a)	168,728	4,555,656
Toll Brothers Inc.	96,781	4,207,070
TopBuild Corp.(a)	26,518	4,881,433
TRI Pointe Group Inc.(a)	119,459	2,060,668
Tupperware Brands Corp.(a)	39,839	1,290,385
Turtle Beach Corp.(a)(b)	2,103	45,320
Universal Electronics Inc.(a)(b)	9,120	478,435
VOXX International Corp.(a)	14,644	186,857
Vuzix Corp.(a)(b)	8,324	75,582
Whirlpool Corp.	50,882	9,183,692
Yunhong CTI Ltd.(a)	230	396
ZAGG Inc.(a)(b)	22,534	93,967

		152,191,730

Household Products — 1.4%
Central Garden & Pet Co.(a)(b)	7,613	293,938
Central Garden & Pet Co., Class A, NVS(a)	36,597	1,329,569
Church & Dwight Co. Inc.	207,515	18,101,534
Clorox Co. (The)	106,320	21,468,134
Colgate-Palmolive Co.	710,278	60,735,872
Energizer Holdings Inc.	54,390	2,294,170
Kimberly-Clark Corp.	280,595	37,832,624
Ocean Bio-Chem Inc.(b)	728	9,726
Oil-Dri Corp. of America	6,606	225,133
Procter & Gamble Co. (The)	2,062,303	286,948,839
Reynolds Consumer Products Inc.	40,776	1,224,911
Spectrum Brands Holdings Inc.	29,157	2,302,820
WD-40 Co.	10,649	2,829,226

		435,596,496

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	563,837	13,250,170
Clearway Energy Inc., Class A	29,172	862,033
Clearway Energy Inc., Class C	58,216	1,858,837
Ormat Technologies Inc.(b)	41,093	3,709,876
Sunnova Energy International Inc.(a)	53,934	2,434,041

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Vistra Corp.	412,964	$8,118,872

		30,233,829

Industrial Conglomerates — 1.0%
3M Co.	479,426	83,798,871
Carlisle Companies Inc.	43,312	6,764,468
General Electric Co.	7,311,665	78,965,982
Honeywell International Inc.	585,039	124,437,795
Raven Industries Inc.	29,816	986,612
Roper Technologies Inc.	87,681	37,798,402

		332,752,130

Insurance — 2.0%
Aflac Inc.	541,764	24,092,245
Alleghany Corp.	11,437	6,904,403
Allstate Corp. (The)	252,896	27,800,857
Ambac Financial Group Inc.(a)	35,595	547,451
American Equity Investment Life Holding Co.	60,670	1,678,132
American Financial Group Inc./OH	55,586	4,870,445
American International Group Inc.	712,728	26,983,882
American National Group Inc.	7,457	716,767
AMERISAFE Inc.	19,720	1,132,520
Aon PLC, Class A	189,711	40,080,243
Arch Capital Group Ltd.(a)	342,715	12,361,730
Argo Group International Holdings Ltd.	31,566	1,379,434
Arthur J Gallagher & Co.	158,039	19,551,005
Assurant Inc.	51,460	7,009,881
Assured Guaranty Ltd.	53,715	1,691,485
Athene Holding Ltd., Class A(a)	104,655	4,514,817
Atlantic American Corp.(a)	749	1,558
Axis Capital Holdings Ltd.	63,103	3,179,760
Brighthouse Financial Inc.(a)	76,132	2,756,359
Brown & Brown Inc.	196,454	9,313,884
BRP Group Inc., Class A(a)	37,139	1,113,056
Chubb Ltd.	374,309	57,613,641
Cincinnati Financial Corp.	121,747	10,637,035
Citizens Inc./TX(a)(b)	37,245	213,414
CNA Financial Corp.	22,252	866,938
CNO Financial Group Inc.	106,312	2,363,316
Conifer Holdings Inc.(a)(b)	833	2,741
Crawford & Co., Class A, NVS	14,777	109,202
Crawford & Co., Class B	8,151	58,687
Donegal Group Inc., Class A	7,194	101,220
eHealth Inc.(a)(b)	21,053	1,486,552
Employers Holdings Inc.	21,055	677,760
Enstar Group Ltd.(a)	9,527	1,951,987
Erie Indemnity Co., Class A, NVS	20,962	5,148,267
Everest Re Group Ltd.	32,657	7,644,677
FBL Financial Group Inc., Class A	13,520	709,935
FedNat Holding Co.	8,250	48,840
FG Financial Group Inc.(a)	6,683	28,202
Fidelity National Financial Inc.	238,384	9,318,431
First American Financial Corp.	89,500	4,620,885
Genworth Financial Inc., Class A(a)	407,441	1,540,127
Globe Life Inc.	78,339	7,439,071
GoHealth Inc., Class A(a)(b)	45,246	618,060
Goosehead Insurance Inc., Class A	15,338	1,913,569
Greenlight Capital Re Ltd., Class A(a)(b)	23,056	168,539
Hallmark Financial Services Inc.(a)	14,082	50,132
Hanover Insurance Group Inc. (The)	29,781	3,481,995
Hartford Financial Services Group Inc. (The)	302,743	14,828,352

19

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
HCI Group Inc.	6,404	$334,929
Heritage Insurance Holdings Inc.	21,649	219,304
Horace Mann Educators Corp.	20,403	857,742
ICC Holdings Inc.(a)(b)	1,139	16,288
Independence Holding Co.	7,195	294,995
Investors Title Co.	321	49,113
James River Group Holdings Ltd.	23,326	1,146,473
Kemper Corp.	52,553	4,037,647
Kingstone Companies Inc.	6,688	44,475
Kingsway Financial Services Inc.(a)	9,939	46,713
Kinsale Capital Group Inc.	17,335	3,469,254
Lemonade Inc.(a)(b)	11,779	1,442,927
Lincoln National Corp.	151,351	7,614,469
Loews Corp.	190,747	8,587,430
Maiden Holdings Ltd.(a)	17,656	43,963
Markel Corp.(a)	11,151	11,522,328
Marsh & McLennan Companies Inc.	419,222	49,048,974
MBIA Inc.(a)	59,330	390,391
Mercury General Corp.	24,571	1,282,852
MetLife Inc.	639,289	30,014,619
National General Holdings Corp.	53,687	1,835,022
National Security Group Inc. (The)	249	2,677
National Western Life Group Inc., Class A	2,907	600,121
Old Republic International Corp.	223,287	4,400,987
Palomar Holdings Inc.(a)(b)	19,977	1,774,757
Primerica Inc.	30,915	4,140,446
Principal Financial Group Inc.	216,722	10,751,578
ProAssurance Corp.	36,192	643,856
Progressive Corp. (The)	484,211	47,878,784
ProSight Global Inc.(a)	28,711	368,362
Protective Insurance Corp., Class A	175	2,636
Protective Insurance Corp., Class B, NVS	7,322	100,385
Prudential Financial Inc.	328,488	25,645,058
Reinsurance Group of America Inc.	56,949	6,600,389
RenaissanceRe Holdings Ltd.	40,508	6,717,037
RLI Corp.	36,232	3,773,563
Root Inc./OH, Class A(a)	45,408	713,360
Safety Insurance Group Inc.	11,576	901,770
Selective Insurance Group Inc.	50,350	3,372,443
Selectquote Inc.(a)	27,229	565,002
State Auto Financial Corp.	14,163	251,252
Stewart Information Services Corp.	16,242	785,463
Third Point Reinsurance Ltd.(a)	102,476	975,572
Tiptree Inc.	29,011	145,635
Travelers Companies Inc. (The)	208,951	29,330,452
Trupanion Inc.(a)	29,736	3,559,697
Unico American Corp.(a)	619	2,816
United Fire Group Inc.	15,485	388,673
United Insurance Holdings Corp.	8,736	49,970
Universal Insurance Holdings Inc.	21,614	326,588
Unum Group	180,362	4,137,504
Watford Holdings Ltd.(a)	8,998	311,331
White Mountains Insurance Group Ltd.(b)	2,933	2,934,936
Willis Towers Watson PLC	107,019	22,546,763
WR Berkley Corp.	122,515	8,137,446

		646,458,706

Interactive Media & Services — 5.0%
Alphabet Inc., Class A(a)	250,053	438,252,890
Alphabet Inc., Class C, NVS(a)	241,424	422,945,877
ANGI Homeservices Inc., Class A(a)(b)	47,815	630,919

Security	Shares	Value

Interactive Media & Services (continued)
AutoWeb Inc.(a)(b)	5,868	$14,494
Cargurus Inc.(a)	72,315	2,294,555
Cars.com Inc.(a)	59,341	670,553
DHI Group Inc.(a)	30,745	68,254
Eventbrite Inc., Class A(a)(b)	66,620	1,205,822
EverQuote Inc., Class A(a)(b)	12,519	467,585
Facebook Inc., Class A(a)	1,999,402	546,156,650
IAC/InterActiveCorp.(a)	67,454	12,772,415
IZEA Worldwide Inc.(a)(b)	7,043	12,818
Liberty TripAdvisor Holdings Inc., Class A(a)	58,819	255,274
Match Group Inc.(a)(b)	217,897	32,943,847
Pinterest Inc., Class A(a)	424,881	27,999,658
QuinStreet Inc.(a)	29,592	634,453
Snap Inc., Class A, NVS(a)(b)	763,554	38,231,149
Super League Gaming Inc.(a)(b)	6,521	18,454
Travelzoo(a)	7,168	67,666
TripAdvisor Inc.(a)	87,573	2,520,351
TrueCar Inc.(a)(b)	67,375	282,975
Twitter Inc.(a)(b)	667,524	36,146,425
Yelp Inc.(a)	60,660	1,981,762
Zedge Inc., Class B(a)	6,745	40,740
Zillow Group Inc., Class A(a)	28,462	3,869,124
Zillow Group Inc., Class C, NVS(a)(b)	122,786	15,937,623
ZoomInfo Technologies Inc., Class A(a)(b)	76,518	3,690,463

		1,590,112,796

Internet & Direct Marketing Retail — 4.2%
1-800-Flowers.com Inc., Class A(a)(b)	14,258	370,708
Amazon.com Inc.(a)	354,718	1,155,291,696
Booking Holdings Inc.(a)	34,139	76,036,770
CarParts.com Inc.(a)	14,706	182,207
Chewy Inc., Class A(a)(b)	66,583	5,985,146
DoorDash Inc., Class A(a)	28,581	4,079,938
Duluth Holdings Inc., Class B(a)(b)	16,582	175,106
eBay Inc.	544,659	27,369,115
Etsy Inc.(a)	104,938	18,669,520
Expedia Group Inc.	111,555	14,769,882
Groupon Inc.(a)	17,178	652,678
Grubhub Inc.(a)	75,020	5,571,735
iMedia Brands Inc.(a)	2,509	11,993
Lands’ End Inc.(a)(b)	14,677	316,583
Leaf Group Ltd.(a)	8,329	38,730
Liquidity Services Inc.(a)	21,976	349,638
Magnite Inc.(a)(b)	82,935	2,546,934
Overstock.com Inc.(a)(b)	37,426	1,795,325
PetMed Express Inc.	20,545	658,673
Quotient Technology Inc.(a)(b)	51,839	488,323
Qurate Retail Inc., Series A	350,406	3,843,954
RealReal Inc. (The)(a)(b)	49,320	963,713
Remark Holdings Inc.(a)(b)	14,159	26,902
Revolve Group Inc.(a)	20,036	624,522
Shutterstock Inc.	15,038	1,078,225
Stamps.com Inc.(a)(b)	14,782	2,900,081
Stitch Fix Inc., Class A(a)(b)	47,677	2,799,593
Waitr Holdings Inc.(a)	43,762	121,658
Wayfair Inc., Class A(a)(b)	60,556	13,674,150

		1,341,393,498

IT Services — 5.4%
Accenture PLC, Class A	526,944	137,643,042
Akamai Technologies Inc.(a)	134,778	14,150,342

20

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
ALJ Regional Holdings Inc.(a)	8,351	$9,186
Alliance Data Systems Corp.	44,680	3,310,788
Automatic Data Processing Inc.	355,768	62,686,322
BigCommerce Holdings Inc., Series 1(a)(b)	8,759	561,890
Black Knight Inc.(a)	128,327	11,337,690
Booz Allen Hamilton Holding Corp.	116,719	10,175,562
Brightcove Inc.(a)	29,060	534,704
Broadridge Financial Solutions Inc.	96,487	14,781,808
CACI International Inc., Class A(a)	21,681	5,405,724
Cardtronics PLC, Class A(a)	36,871	1,301,546
Cass Information Systems Inc.	8,955	348,439
Cognizant Technology Solutions Corp., Class A	442,007	36,222,474
Computer Task Group Inc.(a)	14,112	86,365
Concentrix Corp.(a)	34,755	3,430,319
Conduent Inc.(a)	147,605	708,504
CSG Systems International Inc.	32,478	1,463,783
CSP Inc.	681	5,264
DXC Technology Co.	224,186	5,772,790
Endurance International Group Holdings Inc.(a)	51,636	487,960
EPAM Systems Inc.(a)(b)	46,647	16,715,952
Euronet Worldwide Inc.(a)	41,589	6,027,078
EVERTEC Inc.	51,962	2,043,146
Evo Payments Inc., Class A(a)	36,395	983,029
Exela Technologies Inc.(a)(b)	121,928	50,637
ExlService Holdings Inc.(a)	29,143	2,480,944
Fastly Inc., Class A(a)	69,831	6,101,134
Fidelity National Information Services Inc.	515,546	72,929,137
Fiserv Inc.(a)	475,925	54,188,820
FleetCor Technologies Inc.(a)	68,642	18,727,597
Gartner Inc.(a)	75,085	12,027,866
Genpact Ltd.	148,737	6,151,762
Global Payments Inc.	247,595	53,336,915
GoDaddy Inc., Class A(a)	140,220	11,631,249
GreenSky Inc., Class A(a)	38,604	178,737
GTT Communications Inc.(a)(b)	27,141	96,893
Hackett Group Inc. (The)	21,686	312,062
I3 Verticals Inc., Class A(a)	7,363	244,452
Information Services Group Inc.(a)	23,155	75,948
Innodata Inc.(a)	22,184	117,575
Inpixon(a)	1	1
International Business Machines Corp.	742,119	93,417,940
International Money Express Inc.(a)	39,237	608,958
Jack Henry & Associates Inc.	61,522	9,965,949
KBR Inc.	112,658	3,484,512
Leidos Holdings Inc.	108,738	11,430,539
Limelight Networks Inc.(a)(b)	131,402	524,294
LiveRamp Holdings Inc.(a)	51,382	3,760,649
ManTech International Corp./VA, Class A	21,609	1,921,904
Marathon Patent Group Inc.(a)(b)	77,046	804,360
Mastercard Inc., Class A	731,680	261,165,859
MAXIMUS Inc.	52,178	3,818,908
MoneyGram International Inc.(a)(b)	21,754	118,886
MongoDB Inc.(a)(b)	42,471	15,248,788
NIC Inc.	49,535	1,279,489
Okta Inc.(a)	100,823	25,635,256
Paya Holdings Inc., Class A(a)	47,028	638,640
Paychex Inc.	263,176	24,522,740
PayPal Holdings Inc.(a)	974,505	228,229,071
Paysign Inc.(a)	27,283	126,593
Perficient Inc.(a)	29,585	1,409,725

Security	Shares	Value

IT Services (continued)
Perspecta Inc.	117,405	$2,827,112
PFSweb Inc.(a)	14,075	94,725
PRGX Global Inc.(a)	21,684	165,449
Priority Technology Holdings Inc.(a)	5,794	40,790
Rackspace Technology Inc.(a)(b)	31,430	599,056
Replay Holding Corp.(a)(b)	47,512	1,294,702
Sabre Corp.	267,158	3,211,239
Science Applications International Corp.	45,334	4,290,410
ServiceSource International Inc.(a)(b)	45,033	79,258
Shift4 Payments Inc., Class A(a)(b)	31,304	2,360,322
Snowflake Inc., Class A(a)(b)	26,992	7,595,549
Square Inc., Class A(a)	319,216	69,474,170
StarTek Inc.(a)(b)	8,120	61,062
Steel Connect Inc.(a)	37,273	29,334
Switch Inc., Class A	64,310	1,052,755
Sykes Enterprises Inc.(a)	30,029	1,131,192
TTEC Holdings Inc.	14,341	1,045,889
Tucows Inc., Class A(a)(b)	8,039	594,002
Twilio Inc., Class A(a)	116,661	39,489,748
Unisys Corp.(a)	72,492	1,426,643
Usio Inc.(a)	908	2,424
VeriSign Inc.(a)	84,244	18,230,402
Verra Mobility Corp.(a)(b)	91,043	1,221,797
Virtusa Corp.(a)	22,250	1,137,643
Visa Inc., Class A	1,410,299	308,474,700
Western Union Co. (The)	334,598	7,341,080
WEX Inc.(a)	35,701	7,266,225
WidePoint Corp.(a)	5,889	59,538

		1,743,555,712

Leisure Products — 0.2%
Acushnet Holdings Corp.	35,375	1,434,103
American Outdoor Brands Inc.(a)	10,956	186,581
Brunswick Corp./DE	64,391	4,909,170
Callaway Golf Co.	74,891	1,798,133
Clarus Corp.	17,288	266,235
Escalade Inc.	7,466	158,055
Genius Brands International Inc.(a)(b)	373,747	515,771
Hasbro Inc.	106,298	9,943,115
JAKKS Pacific Inc.(a)(b)	1,371	6,828
Johnson Outdoors Inc., Class A	6,768	762,280
Malibu Boats Inc., Class A(a)(b)	14,862	927,983
Marine Products Corp.	28,158	409,417
MasterCraft Boat Holdings Inc.(a)	15,329	380,772
Mattel Inc.(a)	290,564	5,070,342
Nautilus Inc.(a)(b)	22,474	407,678
Peloton Interactive Inc., Class A(a)	212,518	32,243,231
Polaris Inc.	47,372	4,513,604
Smith & Wesson Brands Inc.	44,331	786,875
Sturm Ruger & Co. Inc.	12,314	801,272
Vista Outdoor Inc.(a)	57,929	1,376,393
YETI Holdings Inc.(a)	59,686	4,086,700

		70,984,538

Life Sciences Tools & Services — 1.3%
10X Genomics Inc., Class A(a)	58,421	8,272,414
Adaptive Biotechnologies Corp.(a)	68,254	4,035,859
Agilent Technologies Inc.	256,336	30,373,253
Avantor Inc.(a)	429,954	12,103,205
Berkeley Lights Inc.(a)(b)	9,113	814,793
Bioanalytical Systems Inc.(a)(b)	6,772	83,296

21

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Bio-Rad Laboratories Inc., Class A(a)	17,928	$10,450,948
Bio-Techne Corp.	33,078	10,503,919
Bruker Corp.	89,445	4,841,658
Champions Oncology Inc.(a)	4,912	53,000
Charles River Laboratories International Inc.(a)	41,642	10,404,670
ChromaDex Corp.(a)(b)	14,591	70,037
Codexis Inc.(a)	35,640	778,021
Contra Aduro Biotech I(c)	4,142	12,426
Fluidigm Corp.(a)	38,739	232,434
Fortitude Gold Corp.(b)	12,826	13,467
Harvard Bioscience Inc.(a)	90,406	387,842
Illumina Inc.(a)	122,272	45,240,640
IQVIA Holdings Inc.(a)	160,473	28,751,947
Luminex Corp.	39,664	917,032
Medpace Holdings Inc.(a)	23,195	3,228,744
Mettler-Toledo International Inc.(a)	19,919	22,701,286
NanoString Technologies Inc.(a)	41,472	2,773,647
NeoGenomics Inc.(a)	87,420	4,706,693
Pacific Biosciences of California Inc.(a)(b)	157,992	4,098,312
PerkinElmer Inc.(b)	93,975	13,485,412
Personalis Inc.(a)	24,030	879,738
PPD Inc.(a)	85,089	2,911,746
PRA Health Sciences Inc.(a)	53,007	6,649,198
Quanterix Corp.(a)	25,121	1,168,127
Repligen Corp.(a)	42,851	8,211,537
Syneos Health Inc.(a)	62,866	4,283,061
Thermo Fisher Scientific Inc.	329,993	153,704,140
Waters Corp.(a)	51,690	12,789,140

		409,931,642

Machinery — 1.9%
AGCO Corp.	53,108	5,474,904
Alamo Group Inc.	6,720	927,024
Albany International Corp., Class A	28,604	2,100,106
Allison Transmission Holdings Inc.	91,949	3,965,760
Altra Industrial Motion Corp.	50,983	2,825,988
Art’s-Way Manufacturing Co. Inc.(a)	304	866
Astec Industries Inc.	15,133	875,898
Barnes Group Inc.	38,206	1,936,662
Blue Bird Corp.(a)	27,795	507,537
Caterpillar Inc.	453,805	82,601,586
Chart Industries Inc.(a)	29,398	3,462,790
Chicago Rivet & Machine Co.	125	2,857
CIRCOR International Inc.(a)	15,522	596,666
Colfax Corp.(a)(b)	88,173	3,371,736
Columbus McKinnon Corp./NY	15,143	582,097
Commercial Vehicle Group Inc.(a)	22,128	191,407
Crane Co.	44,020	3,418,593
Cummins Inc.	122,316	27,777,964
Deere & Co.	260,173	69,999,546
Donaldson Co. Inc.	105,496	5,895,116
Douglas Dynamics Inc.	16,089	688,127
Dover Corp.	121,671	15,360,964
Eastern Co. (The)	6,712	161,759
Energy Recovery Inc.(a)(b)	14,278	194,752
Enerpac Tool Group Corp.	44,929	1,015,845
EnPro Industries Inc.	15,635	1,180,755
ESCO Technologies Inc.	22,307	2,302,529
Evoqua Water Technologies Corp.(a)	77,187	2,082,505
ExOne Co. (The)(a)	7,610	72,219
Federal Signal Corp.	51,492	1,707,990

Security	Shares	Value

Machinery (continued)
Flowserve Corp.	113,607	$4,186,418
Fortive Corp.	282,584	20,012,599
Franklin Electric Co. Inc.	29,972	2,074,362
FreightCar America Inc.(a)	8,187	19,731
Gates Industrial Corp. PLC(a)	38,640	493,046
Gencor Industries Inc.(a)	7,189	88,425
Gorman-Rupp Co. (The)	14,964	485,582
Graco Inc.	143,468	10,379,910
Graham Corp.	7,602	115,398
Greenbrier Companies Inc. (The)	29,321	1,066,698
Helios Technologies Inc.	22,743	1,211,974
Hillenbrand Inc.	60,189	2,395,522
Hurco Companies Inc.	6,838	205,140
Hyliion Holdings Corp.(a)	74,241	1,223,492
Hyster-Yale Materials Handling Inc.	7,496	446,387
IDEX Corp.	61,636	12,277,891
Illinois Tool Works Inc.	240,900	49,114,692
Ingersoll Rand Inc.(a)	315,658	14,381,378
ITT Inc.	73,731	5,678,762
John Bean Technologies Corp.	27,206	3,097,947
Kadant Inc.	7,848	1,106,411
Kennametal Inc.	66,668	2,416,048
LB Foster Co., Class A(a)	7,599	114,365
Lincoln Electric Holdings Inc.	51,870	6,029,887
Lindsay Corp.	7,723	992,097
LiqTech International Inc.(a)(b)	9,934	79,472
LS Starrett Co. (The), Class A(a)	6,790	28,722
Lydall Inc.(a)	15,391	462,192
Manitex International Inc.(a)	14,166	73,097
Manitowoc Co. Inc. (The)(a)	36,201	481,835
Mayville Engineering Co. Inc.(a)	5,471	73,421
Meritor Inc.(a)	70,102	1,956,547
Middleby Corp. (The)(a)(b)	46,706	6,021,337
Miller Industries Inc./TN	9,536	362,559
Mueller Industries Inc.	44,416	1,559,446
Mueller Water Products Inc., Class A	133,528	1,653,077
Navistar International Corp.(a)	38,810	1,706,088
Nikola Corp.(a)(b)	114,273	1,743,806
NN Inc.(a)	24,678	162,134
Nordson Corp.	44,416	8,925,395
Omega Flex Inc.	4,481	654,226
Oshkosh Corp.	59,961	5,160,843
Otis Worldwide Corp.	335,549	22,666,335
P&F Industries Inc., Class A	689	4,168
PACCAR Inc.	291,766	25,173,570
Parker-Hannifin Corp.	106,425	28,991,234
Park-Ohio Holdings Corp.	7,384	228,166
Pentair PLC	144,079	7,649,154
Perma-Pipe International Holdings Inc.(a)(b)	7,158	43,377
Proto Labs Inc.(a)	21,659	3,322,491
RBC Bearings Inc.(a)	21,598	3,866,906
REV Group Inc.	15,314	134,916
Rexnord Corp.	103,517	4,087,886
Shyft Group Inc. (The)	29,529	838,033
Snap-on Inc.	46,501	7,958,181
SPX Corp.(a)	31,539	1,720,137
SPX FLOW Inc.(a)	36,637	2,123,481
Standex International Corp.	7,935	615,121
Stanley Black & Decker Inc.	132,550	23,668,128
Taylor Devices Inc.(a)	702	7,308

22

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Tennant Co.	16,042	$1,125,667
Terex Corp.	51,905	1,810,965
Timken Co. (The)	53,313	4,124,294
Titan International Inc.	37,051	180,068
Toro Co. (The)	90,330	8,566,897
TriMas Corp.(a)	37,077	1,174,229
Trinity Industries Inc.	61,354	1,619,132
Twin Disc Inc.(a)	7,544	59,220
Wabash National Corp.	52,325	901,560
Watts Water Technologies Inc., Class A	22,381	2,723,768
Welbilt Inc.(a)	111,357	1,469,912
Westinghouse Air Brake Technologies Corp.	146,044	10,690,421
Woodward Inc.(b)	51,493	6,257,944
Xylem Inc./NY	150,290	15,298,019

		601,101,595

Marine — 0.0%
Eagle Bulk Shipping Inc.(a)	14,837	281,903
Genco Shipping & Trading Ltd.	16,027	117,959
Kirby Corp.(a)	50,738	2,629,750
Matson Inc.	40,581	2,311,900
Pangaea Logistics Solutions Ltd.	7,500	20,775
SEACOR Holdings Inc.(a)(b)	15,503	642,599

		6,004,886

Media — 1.4%
A H Belo Corp., Class A	15,191	22,938
Advantage Solutions Inc.(a)(b)	87,400	1,151,058
Altice USA Inc., Class A(a)(b)	202,611	7,672,879
AMC Networks Inc., Class A(a)(b)	17,309	619,143
Beasley Broadcast Group Inc., Class A	904	1,347
Boston Omaha Corp., Class A(a)(b)	17,542	485,036
Cable One Inc.	4,570	10,180,680
Cardlytics Inc.(a)	24,513	3,499,721
Charter Communications Inc., Class A(a)	121,349	80,278,431
Clear Channel Outdoor Holdings Inc.(a)	302,409	498,975
Comcast Corp., Class A	3,791,555	198,677,482
comScore Inc.(a)	38,741	96,465
Cumulus Media Inc., Class A(a)(b)	35,971	313,667
Daily Journal Corp.(a)(b)	181	73,124
Discovery Inc., Class A(a)(b)	132,973	4,001,158
Discovery Inc., Class C, NVS(a)	238,563	6,247,965
DISH Network Corp., Class A(a)(b)	214,401	6,933,728
Emerald Holding Inc.	38,167	206,865
Entercom Communications Corp., Class A	79,831	197,183
Entravision Communications Corp., Class A	44,856	123,354
EW Scripps Co. (The), Class A, NVS	44,087	674,090
Fluent Inc.(a)	80,989	430,052
Fox Corp., Class A, NVS	282,256	8,219,295
Fox Corp., Class B(a)	133,646	3,859,696
Gannett Co. Inc.(a)	98,410	330,658
Gray Television Inc.(a)	69,226	1,238,453
Gray Television Inc., Class A(a)	756	12,633
Hemisphere Media Group Inc.(a)	7,624	78,985
Iheartmedia Inc., Class A(a)	48,888	634,566
Insignia Systems Inc.(a)	8,156	6,850
Interpublic Group of Companies Inc. (The)	326,788	7,686,054
John Wiley & Sons Inc., Class A	37,212	1,699,100
John Wiley & Sons Inc., Class B	787	35,738
Lee Enterprises Inc.(a)	44,780	56,423
Liberty Broadband Corp., Class A(a)(b)	20,600	3,246,148

Security	Shares	Value

Media (continued)
Liberty Broadband Corp., Class C, NVS(a)	177,521	$28,114,001
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	72,044	3,111,580
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	146,988	6,395,448
Marchex Inc., Class B(a)	22,467	44,035
MDC Partners Inc., Class A(a)	176,218	442,307
Mediaco Holding Inc., Class A(a)	858	2,231
Meredith Corp.	31,057	596,294
MSG Networks Inc., Class A(a)(b)	38,830	572,354
National CineMedia Inc.	74,406	276,790
New York Times Co. (The), Class A	124,712	6,456,340
News Corp., Class A, NVS	317,080	5,697,928
News Corp., Class B	95,888	1,703,930
Nexstar Media Group Inc., Class A	38,024	4,151,841
Omnicom Group Inc.	181,515	11,321,091
Saga Communications Inc., Class A	6,596	158,436
Salem Media Group Inc.	8,248	8,578
Scholastic Corp., NVS	22,183	554,575
Sinclair Broadcast Group Inc., Class A	50,508	1,608,680
Sirius XM Holdings Inc.(b)	1,018,828	6,489,934
SPAR Group Inc.(a)(b)	6,800	7,820
SRAX Inc.(a)(b)	9,981	31,041
TechTarget Inc.(a)	14,775	873,350
TEGNA Inc.	178,023	2,483,421
Townsquare Media Inc., Class A	7,632	50,829
Tribune Publishing Co.	6,233	85,392
Urban One Inc., NVS(a)(b)	22,696	26,554
Urban One Inc.(a)	233	981
ViacomCBS Inc., Class A	16,949	641,011
ViacomCBS Inc., Class B, NVS	472,483	17,604,717
WideOpenWest Inc.(a)	58,199	620,983

		449,622,412

Metals & Mining — 0.4%
Alcoa Corp.(a)	158,513	3,653,725
Allegheny Technologies Inc.(a)	99,026	1,660,666
Ampco-Pittsburgh Corp.(a)(b)	7,386	40,475
Arconic Corp.(a)	81,560	2,430,488
Carpenter Technology Corp.	42,175	1,228,136
Century Aluminum Co.(a)	45,781	504,964
Cleveland-Cliffs Inc.	335,374	4,883,045
Coeur Mining Inc.(a)(b)	177,069	1,832,664
Commercial Metals Co.	90,551	1,859,918
Compass Minerals International Inc.	30,254	1,867,277
Comstock Mining Inc.(a)(b)	4,500	4,680
Contura Energy Inc.(a)	2,628	29,880
Freeport-McMoRan Inc.	1,217,268	31,673,313
Friedman Industries Inc.	7,195	49,358
Gold Resource Corp.(b)	44,819	130,423
Golden Minerals Co.(a)(b)	75,414	57,315
Haynes International Inc.	8,157	194,463
Hecla Mining Co.(b)	484,086	3,136,877
Hycroft Mining Holding Corp.(a)	44,866	352,198
Kaiser Aluminum Corp.	15,622	1,545,016
Materion Corp.	16,522	1,052,782
McEwen Mining Inc.(a)(b)	185,803	183,016
Newmont Corp.	672,224	40,259,495
Nucor Corp.	256,076	13,620,682
Olympic Steel Inc.	7,479	99,695
Paramount Gold Nevada Corp.(a)(b)	6,844	8,007
Ramaco Resources Inc.(a)(b)	7,602	21,894

23

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Reliance Steel & Aluminum Co.	51,343	$6,148,324
Royal Gold Inc.	54,686	5,816,403
Ryerson Holding Corp.(a)	14,200	193,688
Schnitzer Steel Industries Inc., Class A	22,226	709,232
Solitario Zinc Corp.(a)	29,632	16,662
Steel Dynamics Inc.	162,840	6,003,911
SunCoke Energy Inc.	52,204	227,087
Synalloy Corp.(a)	7,554	58,921
TimkenSteel Corp.(a)	30,007	140,133
U.S. Antimony Corp.(a)(b)	59,070	30,835
United States Steel Corp.	177,975	2,984,641
Universal Stainless & Alloy Products Inc.(a)	7,193	53,804
Warrior Met Coal Inc.	33,159	706,950
Worthington Industries Inc.	25,491	1,308,708

		136,779,751

Mortgage Real Estate Investment — 0.2%
AG Mortgage Investment Trust Inc.	14,311	42,217
AGNC Investment Corp.	467,238	7,288,913
Annaly Capital Management Inc.	1,156,295	9,770,693
Anworth Mortgage Asset Corp.	51,933	140,738
Apollo Commercial Real Estate Finance Inc.	118,758	1,326,527
Arbor Realty Trust Inc.	107,720	1,527,470
Ares Commercial Real Estate Corp.	21,127	251,623
Arlington Asset Investment Corp., Class A	90,679	342,767
ARMOUR Residential REIT Inc.	49,783	537,158
Blackstone Mortgage Trust Inc., Class A	131,273	3,613,946
Broadmark Realty Capital Inc.	105,291	1,073,968
Capstead Mortgage Corp.	51,631	299,976
Cherry Hill Mortgage Investment Corp.	6,959	63,605
Chimera Investment Corp.	218,270	2,237,267
Colony Credit Real Estate Inc.	68,567	514,252
Dynex Capital Inc.	12,865	228,997
Ellington Financial Inc.	45,844	680,325
Ellington Residential Mortgage REIT	6,840	89,194
Exantas Capital Corp.	21,600	86,184
Granite Point Mortgage Trust Inc.	52,336	522,837
Great Ajax Corp.	15,131	158,270
Hannon Armstrong Sustainable Infrastructure Capital Inc.	58,375	3,702,726
Invesco Mortgage Capital Inc.	156,835	530,102
KKR Real Estate Finance Trust Inc.	23,079	413,576
Ladder Capital Corp.	79,166	774,243
Lument Finance Trust Inc.	13,836	45,244
Manhattan Bridge Capital Inc.	879	4,580
MFA Financial Inc.	299,655	1,165,658
New Residential Investment Corp.	335,184	3,331,729
New York Mortgage Trust Inc.	386,893	1,427,635
Orchid Island Capital Inc.	117,846	615,156
PennyMac Mortgage Investment Trust	74,214	1,305,424
Ready Capital Corp.	14,342	178,558
Redwood Trust Inc.	92,038	808,094
Starwood Property Trust Inc.	230,574	4,450,078
TPG RE Finance Trust Inc.	57,650	612,243
Tremont Mortgage Trust	5,191	19,674
Two Harbors Investment Corp.	216,445	1,378,755
Western Asset Mortgage Capital Corp.	24,160	78,762

		51,639,164

Multi-Utilities — 0.7%
Ameren Corp.	209,374	16,343,734

Security	Shares	Value

Multi-Utilities (continued)
Avista Corp.	59,497	$2,388,210
Black Hills Corp.	51,652	3,174,015
CenterPoint Energy Inc.	461,980	9,997,247
CMS Energy Corp.	243,128	14,833,239
Consolidated Edison Inc.	282,586	20,422,490
Dominion Energy Inc.	678,520	51,024,704
DTE Energy Co.	162,484	19,727,182
MDU Resources Group Inc.	177,387	4,672,374
NiSource Inc.	309,691	7,104,312
NorthWestern Corp.	47,179	2,751,008
Public Service Enterprise Group Inc.	415,225	24,207,618
Sempra Energy	237,672	30,281,790
Unitil Corp.	19,382	858,041
WEC Energy Group Inc.	258,972	23,833,193

		231,619,157

Multiline Retail — 0.5%
Big Lots Inc.	31,771	1,363,929
Dillard’s Inc., Class A(b)	8,531	537,880
Dollar General Corp.	203,764	42,851,569
Dollar Tree Inc.(a)	195,581	21,130,571
Kohl’s Corp.	133,015	5,412,380
Macy’s Inc.(b)	255,818	2,877,953
Nordstrom Inc.(b)	87,981	2,745,887
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	49,394	4,038,947
Target Corp.	415,888	73,416,709

		154,375,825

Oil, Gas & Consumable Fuels — 1.9%
Abraxas Petroleum Corp.(a)(b)	12,668	29,010
Adams Resources & Energy Inc.	606	14,605
Aemetis Inc.(a)(b)	8,285	20,630
Altus Midstream Co.(a)(b)	3,859	183,148
Amplify Energy Corp.	57,537	75,373
Antero Midstream Corp.	260,764	2,010,490
Antero Resources Corp.(a)	185,698	1,012,054
Apache Corp.	310,457	4,405,385
Arch Resources Inc.	14,824	648,846
Barnwell Industries Inc.(a)	747	949
Berry Corp.	29,858	109,877
Bonanza Creek Energy Inc.(a)	7,151	138,229
Brigham Minerals Inc., Class A	8,926	98,097
Cabot Oil & Gas Corp.	328,094	5,341,370
Callon Petroleum Co.(a)	26,175	344,463
Camber Energy Inc.(a)	1	1
Centennial Resource Development Inc./DE, Class A(a)	156,055	234,082
Centrus Energy Corp., Class A(a)(b)	6,841	158,232
Cheniere Energy Inc.(a)	186,625	11,203,099
Chevron Corp.	1,598,621	135,003,543
Cimarex Energy Co.	83,513	3,132,573
Clean Energy Fuels Corp.(a)	96,919	761,783
CNX Resources Corp.(a)(b)	197,139	2,129,101
Comstock Resources Inc.(a)	45,569	199,137
Concho Resources Inc.	166,690	9,726,361
ConocoPhillips	893,436	35,728,506
CONSOL Energy Inc.(a)	22,503	162,247
Contango Oil & Gas Co.(a)(b)	67,884	155,454
Continental Resources Inc./OK	66,040	1,076,452
CVR Energy Inc.	22,242	331,406
Delek U.S. Holdings Inc.	65,435	1,051,540

24

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Denbury Inc.(a)(b)	41,591	$1,068,473
Devon Energy Corp.	300,901	4,757,245
Diamond S Shipping Inc.(a)(b)	26,404	175,851
Diamondback Energy Inc.	134,527	6,511,107
Dorian LPG Ltd.(a)(b)	15,763	192,151
Earthstone Energy Inc., Class A(a)	28,991	154,522
EOG Resources Inc.	482,891	24,081,774
EQT Corp.	230,049	2,923,923
Equitrans Midstream Corp.	344,641	2,770,914
Evolution Petroleum Corp.	112,339	320,166
Exxon Mobil Corp.	3,513,686	144,834,137
Falcon Minerals Corp.	58,972	185,762
Gevo Inc.(a)	262	1,114
Goodrich Petroleum Corp.(a)	37,439	377,760
Green Plains Inc.(a)	22,365	294,547
Hallador Energy Co.	14,801	21,757
Harvest Natural Resources Inc.(a)(c)	8,626	3,019
Hess Corp.	225,308	11,894,009
HighPoint Resources Corp.(a)(b)	1,882	17,239
HollyFrontier Corp.	124,239	3,211,578
Houston American Energy Corp.(a)	2,346	4,106
International Seaways Inc.	30,667	500,792
Kinder Morgan Inc./DE	1,633,487	22,329,767
Kosmos Energy Ltd.	263,078	618,233
Laredo Petroleum Inc.(a)	3,900	76,830
Magnolia Oil & Gas Corp., Class A(a)(b)	75,635	533,983
Marathon Oil Corp.	679,443	4,531,885
Marathon Petroleum Corp.	535,563	22,150,886
Matador Resources Co.(a)	74,585	899,495
Murphy Oil Corp.	127,843	1,546,900
NACCO Industries Inc., Class A	560	14,728
New Fortress Energy Inc.(b)	16,462	882,199
NextDecade Corp.(a)(b)	160,434	335,307
Northern Oil and Gas Inc.(a)(b)	16,149	141,465
Occidental Petroleum Corp.	701,702	12,146,462
ONEOK Inc.	370,670	14,226,315
Overseas Shipholding Group Inc., Class A(a)	1,987	4,252
Ovintiv Inc.	220,481	3,166,107
Pacific Ethanol Inc.(a)(b)	45,521	247,179
Par Pacific Holdings Inc.(a)	35,213	492,278
Parsley Energy Inc., Class A	263,878	3,747,068
PBF Energy Inc., Class A	85,009	603,564
PDC Energy Inc.(a)	87,200	1,790,216
Peabody Energy Corp.(a)	61,317	147,774
PEDEVCO Corp.(a)(b)	1,000	1,510
Penn Virginia Corp.(a)	7,928	80,469
Phillips 66	360,042	25,181,337
PHX Minerals Inc.	44,176	101,605
Pioneer Natural Resources Co.	135,198	15,397,700
PrimeEnergy Resources Corp.(a)	174	7,512
QEP Resources Inc.	195,639	467,577
Range Resources Corp.(b)	244,877	1,640,676
Renewable Energy Group Inc.(a)(b)	34,593	2,449,876
REX American Resources Corp.(a)	7,861	577,548
Ring Energy Inc.(a)(b)	81,300	53,650
SandRidge Energy Inc.(a)(b)	15,241	47,247
SilverBow Resources Inc.(a)(b)	23,189	123,134
SM Energy Co.	80,779	494,367
Southwestern Energy Co.(a)(b)	509,125	1,517,192
Talos Energy Inc.(a)	14,044	115,723

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	189,141	$4,989,540
Tellurian Inc.(a)	80,673	103,261
Torchlight Energy Resources Inc.(a)(b)	178,855	125,198
U.S. Energy Corp. Wyoming(a)(b)	571	2,101
Uranium Energy Corp.(a)	329,615	580,122
VAALCO Energy Inc.(a)	200,809	355,432
Valero Energy Corp.	341,680	19,328,838
Vertex Energy Inc.(a)(b)	14,627	10,412
W&T Offshore Inc.(a)(b)	76,601	166,224
Westwater Resources Inc.(a)	11	54
Whiting Petroleum Corp.(a)	31,684	792,100
Williams Companies Inc. (The)	1,013,171	20,314,079
World Fuel Services Corp.	60,455	1,883,778
WPX Energy Inc.(a)	360,670	2,939,460

		610,268,604

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	14,791	558,360
Domtar Corp.	52,699	1,667,923
Glatfelter Corp.	36,099	591,302
Louisiana-Pacific Corp.	91,396	3,397,189
Mercer International Inc.	36,534	374,474
Neenah Inc.	14,626	809,110
Resolute Forest Products Inc.(a)	96,792	633,020
Schweitzer-Mauduit International Inc.	23,021	925,674
Verso Corp., Class A	28,630	344,133

		9,301,185

Personal Products — 0.2%
BellRing Brands Inc., Class A(a)(b)	33,081	804,199
Coty Inc., Class A	251,616	1,766,344
Cyanotech Corp.(a)	812	2,468
Edgewell Personal Care Co.	45,069	1,558,486
elf Beauty Inc.(a)(b)	47,225	1,189,598
Estee Lauder Companies Inc. (The), Class A	187,953	50,031,209
Herbalife Nutrition Ltd.(a)	86,032	4,133,838
Inter Parfums Inc.	14,723	890,594
Lifevantage Corp.(a)(b)	14,049	130,937
Mannatech Inc.	256	4,762
Medifast Inc.	9,364	1,838,528
Natural Alternatives International Inc.(a)	880	9,170
Natural Health Trends Corp.	7,179	35,249
Nature’s Sunshine Products Inc.(a)	7,417	110,884
Nu Skin Enterprises Inc., Class A	39,016	2,131,444
Revlon Inc., Class A(a)(b)	7,710	91,595
Summer Infant Inc.(a)	887	13,615
United-Guardian Inc.	14,494	206,974
USANA Health Sciences Inc.(a)	9,735	750,568
Veru Inc.(a)(b)	78,949	682,909

		66,383,371

Pharmaceuticals — 3.4%
9 Meters Biopharma Inc.(a)	18,247	15,674
AcelRx Pharmaceuticals Inc.(a)(b)	83,690	103,776
Acer Therapeutics Inc.(a)	368	964
Aclaris Therapeutics Inc.(a)	53,429	345,686
Adamis Pharmaceuticals Corp.(a)	8,203	3,979
Aerie Pharmaceuticals Inc.(a)(b)	35,050	473,526
Aerpio Pharmaceuticals Inc.(a)	118,394	116,026
Agile Therapeutics Inc.(a)(b)	37,085	106,434
Alimera Sciences Inc.(a)	9,735	41,082
Amneal Pharmaceuticals Inc.(a)(b)	67,073	306,524

25

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Amphastar Pharmaceuticals Inc.(a)	40,256	$809,548
Ampio Pharmaceuticals Inc.(a)(b)	216,708	344,566
ANI Pharmaceuticals Inc.(a)(b)	7,633	221,662
Aquestive Therapeutics Inc.(a)(b)	7,806	41,762
Arvinas Inc.(a)(b)	19,261	1,635,837
Assertio Holdings Inc.(a)(b)	50,006	17,882
Atea Pharmaceuticals Inc.(a)	20,525	857,535
Athira Pharma Inc.(a)	22,048	755,144
Avenue Therapeutics Inc.(a)(b)	5,456	32,463
Axsome Therapeutics Inc.(a)(b)	22,521	1,834,786
Baudax Bio Inc.(a)(b)	3,060	3,091
BioDelivery Sciences International Inc.(a)	42,128	176,938
Bristol-Myers Squibb Co.	1,879,874	116,608,584
Cara Therapeutics Inc.(a)(b)	44,260	669,654
Cassava Sciences Inc.(a)(b)	6,184	42,175
Catalent Inc.(a)	135,330	14,083,793
cbdMD Inc.(a)(b)	99,477	293,457
Cerecor Inc.(a)	6,946	18,337
Chiasma Inc.(a)	9,117	39,659
Clearside Biomedical Inc.(a)	30,558	83,729
Collegium Pharmaceutical Inc.(a)	29,127	583,414
Contra Ritter Pharmace(b)	14,465	978
Corcept Therapeutics Inc.(a)	88,550	2,316,468
CorMedix Inc.(a)(b)	10,529	78,230
Cumberland Pharmaceuticals Inc.(a)(b)	8,267	24,305
Cymabay Therapeutics Inc.(a)	50,845	291,850
Durect Corp.(a)	88,865	183,951
Elanco Animal Health Inc.(a)(b)	395,060	12,116,490
Eli Lilly & Co.	661,913	111,757,391
Eloxx Pharmaceuticals Inc.(a)(b)	36,923	146,954
Endo International PLC(a)	151,040	1,084,467
Eton Pharmaceuticals Inc.(a)(b)	9,038	73,479
Evofem Biosciences Inc.(a)	16,276	39,225
Evoke Pharma Inc.(a)(b)	60,116	155,099
Evolus Inc.(a)(b)	6,710	22,546
EyeGate Pharmaceuticals Inc.(a)	42	207
Eyenovia Inc.(a)	9,258	56,103
EyePoint Pharmaceuticals Inc.(a)	2,308	15,187
Fulcrum Therapeutics Inc.(a)	4,016	47,027
Harrow Health Inc.(a)(b)	52,904	362,921
Hepion Pharmaceuticals Inc.(a)	86	188
Horizon Therapeutics PLC(a)	183,571	13,428,219
Hoth Therapeutics Inc.(a)	1	2
Innoviva Inc.(a)	67,399	835,074
Intra-Cellular Therapies Inc.(a)	59,246	1,884,023
Jaguar Health Inc.(a)	109	89
Jazz Pharmaceuticals PLC(a)	45,807	7,560,445
Johnson & Johnson	2,189,501	344,583,667
Kala Pharmaceuticals Inc.(a)(b)	41,168	279,119
Kaleido Biosciences Inc.(a)(b)	4,782	43,516
Lannett Co. Inc.(a)	29,770	194,100
Lipocine Inc.(a)(b)	67,123	91,287
Liquidia Corp.(a)(b)	28,505	84,090
Marinus Pharmaceuticals Inc.(a)	23,705	289,201
Merck & Co. Inc.	2,102,400	171,976,320
Nektar Therapeutics(a)(b)	147,238	2,503,046
Neos Therapeutics Inc.(a)(b)	58,665	36,648
NovaBay Pharmaceuticals Inc.(a)	657	458
Novan Inc.(a)(b)	15,536	12,631
Ocular Therapeutix Inc.(a)	66,035	1,366,925

Security	Shares	Value

Pharmaceuticals (continued)
Odonate Therapeutics Inc.(a)	9,685	$185,952
Omeros Corp.(a)(b)	45,017	643,068
Onconova Therapeutics Inc.(a)	31	14
Opiant Pharmaceuticals Inc.(a)	2,506	20,248
Optinose Inc.(a)(b)	53,955	223,374
Osmotica Pharmaceuticals PLC(a)(b)	6,648	27,390
Otonomy Inc.(a)	15,575	100,770
Pacira BioSciences Inc.(a)	38,019	2,275,057
Paratek Pharmaceuticals Inc.(a)	14,592	91,346
Perrigo Co. PLC	113,584	5,079,476
Pfizer Inc.	4,620,108	170,066,175
Phathom Pharmaceuticals Inc.(a)	9,196	305,491
Phibro Animal Health Corp., Class A	21,957	426,405
PLx Pharma Inc.(a)(b)	348	1,921
Prestige Consumer Healthcare Inc.(a)	44,579	1,554,470
Progenics Pharmaceuticals Inc.(a)(b)(c)	10,240	0	(d)
ProPhase Labs Inc.(a)	123	1,129
Provention Bio Inc.(a)(b)	29,101	492,971
Pulmatrix Inc.(a)	15	18
Reata Pharmaceuticals Inc., Class A(a)(b)	23,209	2,869,097
Recro Pharma Inc.(a)	8,175	23,299
Relmada Therapeutics Inc.(a)	10,115	324,388
Restorbio Inc.(b)	9,608	19,908
Revance Therapeutics Inc.(a)	52,653	1,492,186
Royalty Pharma PLC, Class A	65,383	3,272,419
Satsuma Pharmaceuticals Inc.(a)	5,035	23,211
scPharmaceuticals Inc.(a)	2,486	13,151
SCYNEXIS Inc.(a)	7,504	57,406
Seelos Therapeutics Inc.(a)	43	68
Seelos Therapeutics Inc. New	43	23
Sonoma Pharmaceuticals Inc.(a)	609	4,421
Supernus Pharmaceuticals Inc.(a)	44,217	1,112,500
Teligent Inc.(a)	5,385	4,039
TFF Pharmaceuticals Inc.(a)(b)	4,033	57,753
TherapeuticsMD Inc.(a)(b)	133,408	161,424
Theravance Biopharma Inc.(a)	37,135	659,889
Timber Pharmaceuticals Inc.(a)	19	14
Titan Pharmaceuticals Inc.(a)(b)	60	197
Trevi Therapeutics Inc.(a)	4,734	11,456
Tricida Inc.(a)	20,650	145,583
Verrica Pharmaceuticals Inc.(a)(b)	35,231	405,509
Viatris Inc.(a)	1,004,893	18,831,695
VYNE Therapeutics Inc.(a)	244,787	386,763
WaVe Life Sciences Ltd.(a)	17,482	137,583
Xeris Pharmaceuticals Inc.(a)(b)	21,787	107,192
Yumanity Therapeutics Inc.(a)(b)	330	5,610
Zoetis Inc.	393,815	65,176,382
Zogenix Inc.(a)	54,245	1,084,358
Zynerba Pharmaceuticals Inc.(a)(b)	9,227	30,449

		1,092,522,861

Professional Services — 0.6%
Acacia Research Corp.(a)	8,453	33,305
Akerna Corp.(a)(b)	2,408	7,802
ASGN Inc.(a)	44,991	3,758,098
Barrett Business Services Inc.	7,166	488,793
BG Staffing Inc.	20,687	279,068
CBIZ Inc.(a)	37,962	1,010,169
CoreLogic Inc.	64,018	4,949,872
CoStar Group Inc.(a)	32,790	30,307,141
CRA International Inc.	7,412	377,493

26

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
DLH Holdings Corp.(a)	819	$7,633
Dun & Bradstreet Holdings Inc.(a)(b)	113,354	2,822,515
Equifax Inc.	101,143	19,504,416
Exponent Inc.	44,036	3,964,561
Forrester Research Inc.(a)	7,557	316,638
Franklin Covey Co.(a)	14,117	314,386
FTI Consulting Inc.(a)	30,722	3,432,262
GEE Group Inc.(a)	802	798
GP Strategies Corp.(a)	14,677	174,069
Heidrick & Struggles International Inc.	14,748	433,296
Hill International Inc.(a)(b)	122,397	235,002
HireQuest Inc.	3,385	33,748
Hudson Global Inc.(a)	1,946	20,433
Huron Consulting Group Inc.(a)(b)	16,201	955,049
ICF International Inc.	14,981	1,113,538
IHS Markit Ltd.	312,691	28,089,033
Insperity Inc.	31,872	2,595,018
Kelly Services Inc., Class A, NVS	22,629	465,479
Kforce Inc.	21,762	915,963
Korn Ferry	45,097	1,961,719
Lightbridge Corp.(a)	502	2,123
ManpowerGroup Inc.	51,137	4,611,535
Mastech Digital Inc.(a)	1,268	20,161
Mistras Group Inc.(a)	14,339	111,271
Nielsen Holdings PLC	296,995	6,198,286
RCM Technologies Inc.(a)	7,773	16,090
Red Violet Inc.(a)(b)	1,041	27,180
Rekor Systems Inc.(a)(b)	8,953	72,251
Resources Connection Inc.	29,792	374,485
Robert Half International Inc.	97,740	6,106,795
TransUnion	157,237	15,601,055
TriNet Group Inc.(a)	36,619	2,951,491
TrueBlue Inc.(a)	30,720	574,157
Upwork Inc.(a)	82,340	2,842,377
Verisk Analytics Inc.(b)	136,401	28,315,484
Volt Information Sciences Inc.(a)	7,628	13,502
Willdan Group Inc.(a)(b)	7,172	299,072

		176,704,612

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)	8,030	103,426
American Realty Investors Inc.(a)	779	8,491
CBRE Group Inc., Class A(a)	274,992	17,247,498
CKX Lands Inc.(a)	229	2,179
Cushman & Wakefield PLC(a)(b)	90,576	1,343,242
eXp World Holdings Inc.(a)(b)	19,895	1,255,772
Forestar Group Inc.(a)	1,009	20,362
FRP Holdings Inc.(a)	6,756	307,736
Howard Hughes Corp. (The)(a)	36,159	2,854,030
Indus Realty Trust Inc.	642	40,125
InterGroup Corp. (The)(a)	126	3,830
Jones Lang LaSalle Inc.(b)	43,326	6,428,279
JW Mays Inc.(a)	106	2,346
Kennedy-Wilson Holdings Inc.	110,886	1,983,750
Marcus & Millichap Inc.(a)	21,703	808,003
Maui Land & Pineapple Co. Inc.(a)(b)	7,148	82,416
Newmark Group Inc., Class A	130,923	954,429
Radius Global Infrastructure Inc., Class A(a)	51,023	655,646
Rafael Holdings Inc., Class B(a)	4,803	112,006
RE/MAX Holdings Inc., Class A	14,684	533,470
Realogy Holdings Corp.(a)	94,528	1,240,207

Security	Shares	Value

Real Estate Management & Development (continued)
Redfin Corp.(a)(b)	87,768	$6,023,518
RMR Group Inc. (The), Class A	9,460	365,345
St. Joe Co. (The)(b)	32,943	1,398,430
Stratus Properties Inc.(a)	6,738	171,819
Tejon Ranch Co.(a)(b)	8,406	121,467
Transcontinental Realty Investors Inc.(a)	269	6,486
Trinity Place Holdings Inc.(a)(b)	126,385	157,981

		44,232,289

Road & Rail — 1.1%
AMERCO	8,307	3,771,046
ArcBest Corp.	21,630	922,952
Avis Budget Group Inc.(a)	36,443	1,359,324
Covenant Logistics Group Inc.(a)	8,099	119,946
CSX Corp.	634,222	57,555,646
Daseke Inc.(a)(b)	94,441	548,702
Heartland Express Inc.	29,688	537,353
HyreCar Inc.(a)	10,694	76,355
JB Hunt Transport Services Inc.	69,464	9,492,256
Kansas City Southern	76,945	15,706,783
Knight-Swift Transportation Holdings Inc.	111,084	4,645,533
Landstar System Inc.	31,122	4,190,888
Lyft Inc., Class A(a)(b)	203,305	9,988,375
Marten Transport Ltd.	46,149	795,147
Norfolk Southern Corp.	211,166	50,175,153
Old Dominion Freight Line Inc.	81,027	15,814,850
PAM Transportation Services Inc.(a)	673	32,977
Patriot Transportation Holding Inc.	681	5,979
Ryder System Inc.	43,841	2,707,620
Saia Inc.(a)	21,702	3,923,722
Schneider National Inc., Class B	37,528	776,830
Uber Technologies Inc.(a)	1,160,729	59,197,179
Union Pacific Corp.	560,457	116,698,356
Universal Logistics Holdings Inc.	7,264	149,566
USA Truck Inc.(a)(b)	7,335	65,502
Werner Enterprises Inc.	48,242	1,892,051
YRC Worldwide Inc.(a)(b)	28,953	128,262

		361,278,353

Semiconductors & Semiconductor Equipment — 4.9%
ACM Research Inc., Class A(a)(b)	8,056	654,550
Advanced Energy Industries Inc.(a)	30,234	2,931,791
Advanced Micro Devices Inc.(a)	1,000,298	91,737,330
Aehr Test Systems(a)(b)	14,037	35,514
Allegro MicroSystems Inc.(a)(b)	23,815	634,908
Alpha & Omega Semiconductor Ltd.(a)	22,646	535,351
Ambarella Inc.(a)	26,653	2,447,279
Amkor Technology Inc.	87,241	1,315,594
Amtech Systems Inc.(a)(b)	7,610	48,552
Analog Devices Inc.	307,672	45,452,385
Applied Materials Inc.	758,527	65,460,880
Atomera Inc.(a)(b)	10,878	175,027
Axcelis Technologies Inc.(a)	22,487	654,821
AXT Inc.(a)	29,629	283,550
Broadcom Inc.	337,053	147,578,656
Brooks Automation Inc.	59,413	4,031,172
CEVA Inc.(a)	15,173	690,372
Cirrus Logic Inc.(a)	51,680	4,248,096
CMC Materials Inc.	24,160	3,655,408
Cohu Inc.	30,306	1,157,083
Cree Inc.(a)(b)	94,906	10,050,545

27

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
CVD Equipment Corp.(a)	6,718	$24,386
CyberOptics Corp.(a)	7,149	162,211
Diodes Inc.(a)	31,142	2,195,511
DSP Group Inc.(a)	29,853	495,261
eMagin Corp.(a)(b)	15,743	25,976
Enphase Energy Inc.(a)(b)	105,581	18,526,298
Entegris Inc.	112,636	10,824,320
First Solar Inc.(a)	72,894	7,210,675
FormFactor Inc.(a)	59,342	2,552,893
GSI Technology Inc.(a)	15,037	111,274
Ichor Holdings Ltd.(a)	16,299	491,333
Impinj Inc.(a)(b)	12,467	521,993
Inphi Corp.(a)	42,834	6,873,572
Intel Corp.	3,408,335	169,803,250
inTEST Corp.(a)	7,247	47,032
KLA Corp.	128,352	33,231,616
Kopin Corp.(a)	51,519	125,191
Kulicke & Soffa Industries Inc.	58,830	1,871,382
Lam Research Corp.	119,772	56,564,722
Lattice Semiconductor Corp.(a)(b)	107,156	4,909,888
MACOM Technology Solutions Holdings Inc.(a)(b)	43,624	2,401,065
Marvell Technology Group Ltd.	559,515	26,599,343
Maxim Integrated Products Inc.	223,793	19,839,249
MaxLinear Inc.(a)	58,417	2,230,945
Microchip Technology Inc.	216,555	29,908,411
Micron Technology Inc.(a)(b)	922,683	69,367,308
MKS Instruments Inc.	47,957	7,215,131
Monolithic Power Systems Inc.	34,818	12,751,396
MoSys Inc.(a)	293	715
NeoPhotonics Corp.(a)	22,405	203,661
NVE Corp.	6,577	369,496
NVIDIA Corp.	514,617	268,732,997
NXP Semiconductors NV	232,203	36,922,599
ON Semiconductor Corp.(a)	340,347	11,139,557
Onto Innovation Inc.(a)(b)	39,926	1,898,481
PDF Solutions Inc.(a)	22,170	478,872
Photronics Inc.(a)	49,739	555,087
Pixelworks Inc.(a)(b)	22,164	62,503
Power Integrations Inc.	48,859	3,999,598
Qorvo Inc.(a)	95,034	15,801,303
QUALCOMM Inc.	940,837	143,327,109
QuickLogic Corp.(a)(b)	3,444	13,053
Rambus Inc.(a)	93,543	1,633,261
Rubicon Technology Inc.(a)	842	7,620
Semtech Corp.(a)	52,129	3,757,980
Silicon Laboratories Inc.(a)	36,500	4,647,910
SiTime Corp.(a)(b)	8,550	957,002
Skyworks Solutions Inc.	139,828	21,376,905
SMART Global Holdings Inc.(a)(b)	13,064	491,598
SolarEdge Technologies Inc.(a)	43,489	13,878,210
SunPower Corp.(a)(b)	58,535	1,500,837
Synaptics Inc.(a)	29,853	2,877,829
Teradyne Inc.	137,189	16,447,589
Texas Instruments Inc.	763,959	125,388,591
Trio-Tech International(a)	311	1,232
Ultra Clean Holdings Inc.(a)	29,060	905,219
Universal Display Corp.	36,576	8,405,165
Veeco Instruments Inc.(a)(b)	37,342	648,257
Xilinx Inc.	206,134	29,223,617

		1,586,314,349

Security	Shares	Value

Software — 9.3%
2U Inc.(a)(b)	66,751	$2,670,708
8x8 Inc.(a)	96,595	3,329,630
A10 Networks Inc.(a)	30,132	297,102
ACI Worldwide Inc.(a)	96,208	3,697,273
Adobe Inc.(a)	398,991	199,543,379
Agilysys Inc.(a)	14,269	547,644
Alarm.com Holdings Inc.(a)	38,449	3,977,549
Altair Engineering Inc., Class A(a)(b)	31,387	1,826,096
Alteryx Inc., Class A(a)(b)	43,974	5,355,593
American Software Inc./GA, Class A	22,194	381,071
Anaplan Inc.(a)	115,166	8,274,677
ANSYS Inc.(a)	71,795	26,119,021
Appfolio Inc., Class A(a)	15,913	2,864,977
Appian Corp., Class A(a)(b)	32,557	5,277,164
Aquamed Technologies Inc.	1,090	0	(d)
Aspen Technology Inc.(a)	58,473	7,616,108
Asure Software Inc.(a)(b)	5,111	36,288
AudioEye Inc.(a)(b)	2,856	73,770
Autodesk Inc.(a)	183,117	55,912,945
Avalara Inc.(a)(b)	69,868	11,520,535
Avaya Holdings Corp.(a)	77,536	1,484,814
Aware Inc./MA(a)	14,937	52,280
Benefitfocus Inc.(a)	20,715	299,953
Bill.Com Holdings Inc.(a)	49,538	6,761,937
Blackbaud Inc.	39,056	2,248,063
Blackline Inc.(a)(b)	40,465	5,397,222
Bottomline Technologies DE Inc.(a)	34,356	1,811,935
Box Inc., Class A(a)	128,470	2,318,883
BSQUARE Corp.(a)	7,765	11,803
Cadence Design Systems Inc.(a)	230,452	31,440,566
CDK Global Inc.	102,773	5,326,725
Cerence Inc.(a)(b)	30,608	3,075,492
Ceridian HCM Holding Inc.(a)	108,934	11,608,007
ChannelAdvisor Corp.(a)	21,516	343,826
Citrix Systems Inc.	103,583	13,476,148
Cleanspark Inc.(a)(b)	38,210	1,110,000
Cloudera Inc.(a)(b)	207,292	2,883,432
Cloudflare Inc., Class A(a)	145,916	11,088,157
CommVault Systems Inc.(a)	43,439	2,405,217
Cornerstone OnDemand Inc.(a)	44,695	1,968,368
Coupa Software Inc.(a)(b)	56,633	19,193,490
Crowdstrike Holdings Inc., Class A(a)	156,593	33,169,529
Datadog Inc., Class A(a)	160,929	15,841,851
Datto Holding Corp.(a)	23,479	633,933
Digimarc Corp.(a)(b)	9,278	438,293
Digital Turbine Inc.(a)	61,596	3,483,870
DocuSign Inc.(a)(b)	156,591	34,810,179
Domo Inc., Class B(a)	24,696	1,574,864
Dropbox Inc., Class A(a)(b)	245,968	5,458,030
Duck Creek Technologies Inc.(a)	20,426	884,446
Dynatrace Inc.(a)	154,860	6,700,792
Ebix Inc.	22,144	840,808
eGain Corp.(a)	14,901	175,981
Elastic NV(a)	50,123	7,324,474
Envestnet Inc.(a)(b)	44,859	3,691,447
Everbridge Inc.(a)(b)	29,699	4,427,230
Evolving Systems Inc.(a)	7,555	14,883
Fair Isaac Corp.(a)	24,484	12,512,303
FireEye Inc.(a)(b)	204,154	4,707,791
Five9 Inc.(a)	56,389	9,834,242

28

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Fortinet Inc.(a)	113,722	$16,891,129
fuboTV Inc.(a)(b)	41,588	1,164,464
GSE Systems Inc.(a)	8,156	10,766
GTY Technology Holdings Inc.(a)(b)	13,622	70,562
Guidewire Software Inc.(a)(b)	70,292	9,048,689
HubSpot Inc.(a)	35,216	13,961,031
Intelligent Systems Corp.(a)	6,607	265,007
InterDigital Inc.	29,323	1,779,320
Intuit Inc.	219,297	83,299,965
Inuvo Inc.(a)	15,839	7,173
Issuer Direct Corp.(a)	318	5,568
j2 Global Inc.(a)	38,212	3,732,930
Jamf Holding Corp.(a)	17,461	522,433
Kaspien Holdings Inc., NVS(a)	364	5,325
LivePerson Inc.(a)(b)	47,223	2,938,687
Manhattan Associates Inc.(a)	53,809	5,659,631
Marin Software Inc.(a)	1,625	3,283
McAfee Corp., Class A	41,210	687,795
Medallia Inc.(a)	65,143	2,164,050
Microsoft Corp.	6,288,102	1,398,599,647
MicroStrategy Inc., Class A(a)(b)	5,057	1,964,897
Mimecast Ltd.(a)	48,148	2,736,732
Mitek Systems Inc.(a)	54,205	963,765
Model N Inc.(a)(b)	18,415	657,047
Net Element Inc.(a)	51	711
NetSol Technologies Inc.(a)	7,543	28,663
New Relic Inc.(a)	46,413	3,035,410
NortonLifeLock Inc.	495,570	10,297,945
Nuance Communications Inc.(a)(b)	243,152	10,720,572
Nutanix Inc., Class A(a)(b)	154,699	4,930,257
NXT-ID Inc.(a)	250	400
Oblong Inc.(a)(b)	1,121	5,762
OneSpan Inc.(a)	22,594	467,244
Oracle Corp.	1,577,631	102,056,949
Pagerduty Inc.(a)(b)	46,129	1,923,579
Palantir Technologies Inc., Class A(a)(b)	306,032	7,207,054
Palo Alto Networks Inc.(a)	78,662	27,955,688
Park City Group Inc.(a)(b)	14,020	67,156
Paycom Software Inc.(a)(b)	40,584	18,354,114
Paylocity Holding Corp.(a)	32,514	6,694,958
Pegasystems Inc.	35,090	4,676,093
Phunware Inc.(a)(b)	20,292	25,568
Ping Identity Holding Corp.(a)(b)	25,442	728,659
Pluralsight Inc., Class A(a)	76,322	1,599,709
Progress Software Corp.	38,038	1,718,937
Proofpoint Inc.(a)	49,198	6,711,099
PROS Holdings Inc.(a)	29,145	1,479,692
PTC Inc.(a)	84,636	10,123,312
Q2 Holdings Inc.(a)	42,577	5,387,268
QAD Inc., Class A	7,458	471,196
QAD Inc., Class B	244	11,834
Qualys Inc.(a)(b)	29,638	3,611,983
Qumu Corp.(a)	8,087	64,615
Rapid7 Inc.(a)(b)	44,752	4,034,840
RealNetworks Inc.(a)	21,783	33,981
RealPage Inc.(a)(b)	73,130	6,379,861
Rimini Street Inc.(a)	12,685	56,195
RingCentral Inc., Class A(a)	65,376	24,775,543
Riot Blockchain Inc.(a)	65,842	1,118,656
SailPoint Technologies Holdings Inc.(a)	77,268	4,113,748

Security	Shares	Value

Software (continued)
salesforce.com Inc.(a)	762,142	$169,599,459
Seachange International Inc.(a)	28,104	39,346
SecureWorks Corp., Class A(a)	7,591	107,944
ServiceNow Inc.(a)	162,269	89,317,726
SharpSpring Inc.(a)	6,764	110,118
ShotSpotter Inc.(a)(b)	6,418	241,959
Slack Technologies Inc., Class A(a)	407,992	17,233,582
Smartsheet Inc., Class A(a)	96,128	6,660,709
Smith Micro Software Inc.(a)	8,176	44,314
SolarWinds Corp.(a)(b)	54,787	819,066
Splunk Inc.(a)	135,579	23,033,516
Sprout Social Inc., Class A(a)(b)	18,783	852,936
SPS Commerce Inc.(a)	29,608	3,215,133
SS&C Technologies Holdings Inc.	183,603	13,357,118
Sumo Logic Inc.(a)(b)	24,032	686,835
Support.com Inc.(a)	5,669	12,472
SVMK Inc.(a)	100,187	2,559,778
Synacor Inc.(a)(b)	22,177	30,161
Synchronoss Technologies Inc.(a)(b)	55,070	258,829
Synopsys Inc.(a)	128,120	33,213,829
Telenav Inc.(a)	22,512	105,806
Tenable Holdings Inc.(a)	55,065	2,877,697
Teradata Corp.(a)(b)	97,833	2,198,308
Trade Desk Inc. (The), Class A(a)(b)	34,773	27,853,173
Tyler Technologies Inc.(a)(b)	33,003	14,406,470
Upland Software Inc.(a)(b)	17,248	791,511
Varonis Systems Inc.(a)	24,675	4,037,077
Verb Technology Co. Inc.(a)(b)	15,655	25,831
Verint Systems Inc.(a)	53,142	3,570,080
Veritone Inc.(a)	16,133	458,984
Vertex Inc., Class A(a)(b)	24,804	864,419
VirnetX Holding Corp.	41,598	209,654
VMware Inc., Class A(a)	66,413	9,315,087
Workday Inc., Class A(a)	149,706	35,871,055
Workiva Inc.(a)(b)	32,449	2,972,977
Xperi Holding Corp.	87,934	1,837,821
Yext Inc.(a)(b)	63,927	1,004,932
Zendesk Inc.(a)(b)	99,603	14,255,181
Zix Corp.(a)	44,715	385,890
Zoom Video Communications Inc., Class A(a)	165,271	55,749,214
Zscaler Inc.(a)(b)	60,155	12,013,555
Zuora Inc., Class A(a)(b)	62,384	869,009

		2,981,230,502

Specialty Retail — 2.2%
Aaron’s Co. Inc. (The)(a)	28,354	537,592
Abercrombie & Fitch Co., Class A	50,246	1,023,008
Advance Auto Parts Inc.	56,343	8,874,586
American Eagle Outfitters Inc.	112,768	2,263,254
America’s Car-Mart Inc./TX(a)	7,376	810,180
Asbury Automotive Group Inc.(a)	15,070	2,196,302
At Home Group Inc.(a)	60,167	930,182
AutoNation Inc.(a)(b)	51,042	3,562,221
AutoZone Inc.(a)	19,265	22,837,502
Barnes & Noble Education Inc.(a)	31,244	145,285
Bed Bath & Beyond Inc.	108,875	1,933,620
Best Buy Co. Inc.	190,178	18,977,863
Big 5 Sporting Goods Corp.(b)	13,185	134,619
Blink Charging Co.(a)(b)	12,223	522,533
Boot Barn Holdings Inc.(a)	30,542	1,324,301
Buckle Inc. (The)	20,889	609,959

29

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Build-A-Bear Workshop Inc.(a)(b)	29,761	$127,079
Burlington Stores Inc.(a)(b)	53,978	14,117,946
Caleres Inc.	38,231	598,315
Camping World Holdings Inc., Class A	32,885	856,654
CarMax Inc.(a)	139,848	13,210,042
Carvana Co.(a)	46,847	11,221,730
Cato Corp. (The), Class A	30,084	288,505
Chico’s FAS Inc.	109,407	173,957
Children’s Place Inc. (The)	15,208	761,921
Citi Trends Inc.	14,220	706,450
Conn’s Inc.(a)	22,145	258,875
Container Store Group Inc. (The)(a)(b)	14,814	141,326
Designer Brands Inc. , Class A	57,153	437,220
Dick’s Sporting Goods Inc.	59,050	3,319,200
Express Inc.(a)(b)	39,061	35,545
Five Below Inc.(a)	45,359	7,936,918
Floor & Decor Holdings Inc., Class A(a)	87,049	8,082,500
Foot Locker Inc.	79,511	3,215,425
GameStop Corp., Class A(a)(b)	32,339	609,267
Gap Inc. (The)	179,972	3,633,635
Genesco Inc.(a)	16,796	505,392
Group 1 Automotive Inc.	15,507	2,033,588
GrowGeneration Corp.(a)	34,735	1,397,042
Guess? Inc.	39,481	893,060
Haverty Furniture Companies Inc.	15,131	418,675
Hibbett Sports Inc.(a)	7,920	365,746
Home Depot Inc. (The)	895,412	237,839,335
J Jill Inc.(a)(b)	2,727	10,172
Kirkland’s Inc.(a)	14,234	254,504
L Brands Inc.	196,151	7,294,856
Lazydays Holdings Inc.(a)(b)	3,257	52,926
Leslie’s Inc.(a)	32,587	904,289
Lithia Motors Inc., Class A	22,192	6,494,933
Lowe’s Companies Inc.	609,412	97,816,720
Lumber Liquidators Holdings Inc.(a)	22,282	684,949
MarineMax Inc.(a)	27,220	953,517
Michaels Companies Inc. (The)(a)	69,044	898,262
Monro Inc.	28,969	1,544,048
Murphy USA Inc.	23,001	3,010,141
National Vision Holdings Inc.(a)	66,769	3,023,968
O’Reilly Automotive Inc.(a)	60,254	27,269,153
ODP Corp. (The)	44,234	1,296,056
Party City Holdco Inc.(a)(b)	152,848	940,015
Penske Automotive Group Inc.	30,459	1,808,960
Recycling Asset Holdings Inc.(b)(c)	7,042	246
Rent-A-Center Inc./TX	44,080	1,687,823
RH(a)	12,779	5,718,858
Ross Stores Inc.	294,382	36,153,053
Sally Beauty Holdings Inc.(a)(b)	111,100	1,448,744
Shift Technologies Inc.(a)	77,212	638,543
Shoe Carnival Inc.	7,168	280,842
Signet Jewelers Ltd.	43,675	1,191,017
Sleep Number Corp.(a)	19,622	1,606,257
Sonic Automotive Inc., Class A	22,575	870,718
Sportsman’s Warehouse Holdings Inc.(a)	22,780	399,789
Tiffany & Co.	89,337	11,743,349
Tilly’s Inc., Class A	13,805	112,649
TJX Companies Inc. (The)	995,677	67,994,782
Tractor Supply Co.	95,503	13,425,812
Ulta Beauty Inc.(a)	47,003	13,497,381

Security	Shares	Value

Specialty Retail (continued)
Urban Outfitters Inc.(a)	67,186	$1,719,962
Vroom Inc.(a)(b)	28,376	1,162,565
Williams-Sonoma Inc.	60,936	6,205,722
Winmark Corp.	3,469	644,540
Xcel Brands Inc.(a)	315	381
Zumiez Inc.(a)	22,777	837,738

		701,466,595

Technology Hardware, Storage & Peripherals — 5.8%
3D Systems Corp.(a)(b)	101,893	1,067,839
Apple Inc.	13,292,068	1,763,724,503
AstroNova Inc.	6,679	71,131
Avid Technology Inc.(a)(b)	23,050	365,803
Corsair Gaming Inc.(a)(b)	16,854	610,452
Dell Technologies Inc., Class C(a)	196,479	14,399,946
Diebold Nixdorf Inc.(a)	67,628	720,914
Eastman Kodak Co.(a)(b)	29,996	244,167
Hewlett Packard Enterprise Co.	1,098,972	13,022,818
HP Inc.	1,151,513	28,315,705
Immersion Corp.(a)	22,479	253,788
Intevac Inc.(a)	15,638	112,750
NCR Corp.(a)	110,741	4,160,539
NetApp Inc.	187,544	12,422,915
One Stop Systems Inc.(a)(b)	8,369	33,476
Pure Storage Inc., Class A(a)(b)	206,535	4,669,756
Seagate Technology PLC	189,275	11,765,334
Super Micro Computer Inc.(a)	35,663	1,129,091
TransAct Technologies Inc.	7,317	51,951
Western Digital Corp.	251,597	13,935,958
Xerox Holdings Corp.	133,283	3,090,833

		1,874,169,669

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	125,252	5,260,584
Carter’s Inc.	40,182	3,779,921
Charles & Colvard Ltd.(a)	22,222	27,333
Columbia Sportswear Co.	23,120	2,020,226
Crocs Inc.(a)	59,546	3,731,152
Crown Crafts Inc.	7,484	53,511
Culp Inc.	13	206
Deckers Outdoor Corp.(a)	23,219	6,658,745
Delta Apparel Inc.(a)(b)	6,861	137,700
Forward Industries Inc.(a)(b)	8,095	14,733
Fossil Group Inc.(a)	46,796	405,721
G-III Apparel Group Ltd.(a)(b)	30,461	723,144
Hanesbrands Inc.	299,008	4,359,537
Iconix Brand Group Inc.(a)	5,063	6,379
Jerash Holdings U.S. Inc.	1,955	11,691
Kontoor Brands Inc.(a)	38,262	1,551,907
Lakeland Industries Inc.(a)(b)	6,830	186,117
Levi Strauss & Co., Class A	66,374	1,332,790
Lululemon Athletica Inc.(a)(b)	99,235	34,536,757
Movado Group Inc.	8,753	145,475
Nike Inc., Class B	1,043,630	147,642,336
Oxford Industries Inc.	14,264	934,435
PVH Corp.	61,723	5,795,172
Ralph Lauren Corp.	38,512	3,995,235
Rocky Brands Inc.	7,235	203,086
Sequential Brands Group Inc.(a)	547	7,849
Skechers U.S.A. Inc., Class A(a)(b)	113,637	4,084,114
Steven Madden Ltd.	67,140	2,371,385

30

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Superior Group of Companies Inc.	7,294	$169,513
Tapestry Inc.	240,281	7,467,933
Under Armour Inc., Class A(a)(b)	156,741	2,691,243
Under Armour Inc., Class C, NVS(a)(b)	161,672	2,405,679
Unifi Inc.(a)	14,135	250,755
Vera Bradley Inc.(a)	15,208	121,056
VF Corp.	266,593	22,769,708
Vince Holding Corp.(a)	896	5,699
Wolverine World Wide Inc.	68,595	2,143,594

		268,002,421

Thrifts & Mortgage Finance — 0.2%
1895 Bancorp of Wisconsin Inc.(a)	1,607	16,006
Axos Financial Inc.(a)(b)	42,964	1,612,439
Bridgewater Bancshares Inc.(a)	43,548	543,915
Broadway Financial Corp./DE(a)	6,662	12,325
Capitol Federal Financial Inc.	131,969	1,649,612
CBM Bancorp Inc.	3,321	44,103
CF Bankshares Inc.(b)	1,726	29,739
Columbia Financial Inc.(a)(b)	42,705	664,490
Elmira Savings Bank	668	7,682
ESSA Bancorp. Inc.	7,472	112,080
Essent Group Ltd.	101,213	4,372,402
Federal Agricultural Mortgage Corp., Class A	5,467	356,700
Federal Agricultural Mortgage Corp., Class C, NVS	7,485	555,761
FFBW Inc.(a)	2,417	24,073
First Seacoast Bancorp.(a)	2,148	19,010
Flagstar Bancorp. Inc.	41,607	1,695,901
FS Bancorp. Inc.	807	44,224
Greene County Bancorp. Inc.	636	16,212
Guaranty Federal Bancshares Inc.	825	14,132
Hingham Institution For Savings (The)	401	86,616
HMN Financial Inc.(a)	848	14,586
Home Bancorp. Inc.	6,692	187,309
Home Federal Bancorp. Inc./LA	253	7,362
HomeStreet Inc.	12,074	407,497
HV Bancorp Inc.(a)(b)	1,371	23,554
IF Bancorp. Inc.	697	14,999
Impac Mortgage Holdings Inc.(a)	7,259	22,067
Income Opportunity Realty Investors Inc.(a)	108	1,225
Kearny Financial Corp./MD	66,736	704,732
Kentucky First Federal Bancorp.	844	5,343
Lake Shore Bancorp. Inc.	652	8,476
Magyar Bancorp. Inc.(a)	714	6,883
Merchants Bancorp./IN	23,228	641,790
Meridian Bancorp. Inc.	38,013	566,774
Meta Financial Group Inc.	29,771	1,088,428
MGIC Investment Corp.	298,875	3,750,881
Mid-Southern Bancorp Inc.(b)	2,439	35,122
MMA Capital Holdings Inc.(a)	14,450	355,470
Mr Cooper Group Inc.(a)(b)	64,148	1,990,512
New York Community Bancorp. Inc.	404,588	4,268,403
NMI Holdings Inc., Class A(a)	65,280	1,478,592
Northfield Bancorp. Inc.	30,039	370,381
Northwest Bancshares Inc.	93,733	1,194,158
Oconee Federal Financial Corp.	212	5,364
Ocwen Financial Corp.(a)(b)	6,384	184,561
OP Bancorp.	50,051	385,393
PCSB Financial Corp.	23,525	374,988
PennyMac Financial Services Inc.	35,612	2,336,859
Pioneer Bancorp. Inc./NY(a)(b)	37,712	398,616

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Ponce de Leon Federal Bank(a)	36,235	$380,830
Premier Financial Corp.	29,073	668,679
Provident Bancorp Inc.	15,205	182,460
Provident Financial Holdings Inc.	6,844	107,519
Provident Financial Services Inc.	59,667	1,071,619
Prudential Bancorp. Inc.	7,295	101,036
Radian Group Inc.	171,423	3,471,316
Randolph Bancorp Inc.(a)	24,389	538,021
Rhinebeck Bancorp Inc.(a)	3,407	29,096
Riverview Bancorp. Inc.	15,781	83,008
Rocket Companies Inc., Class A(a)(b)	84,976	1,718,215
Security National Financial Corp., Class A(a)	9,472	79,091
Severn Bancorp. Inc.	7,355	52,515
Southern Missouri Bancorp. Inc.	6,684	203,461
Standard AVB Financial Corp.	2,225	72,513
Sterling Bancorp Inc./MI	49,678	225,538
Territorial Bancorp. Inc.	13,926	334,642
TFS Financial Corp.	52,363	923,160
Timberland Bancorp. Inc./WA	6,826	165,599
TrustCo Bank Corp. NY	50,748	338,489
Walker & Dunlop Inc.	22,071	2,030,973
Washington Federal Inc.	65,546	1,687,154
Waterstone Financial Inc.	22,137	416,618
Western New England Bancorp Inc.	21,742	149,802
WSFS Financial Corp.	45,965	2,062,909
WVS Financial Corp.	222	3,166

		49,805,176

Tobacco — 0.5%
22nd Century Group Inc.(a)(b)	83,273	183,201
Altria Group Inc.	1,541,985	63,221,385
Philip Morris International Inc.	1,298,341	107,489,651
Turning Point Brands Inc.	10,489	467,390
Universal Corp./VA	20,876	1,014,782
Vector Group Ltd.	102,274	1,191,492

		173,567,901

Trading Companies & Distributors — 0.3%
AeroCentury Corp.(a)(b)	249	2,677
Air Lease Corp.	88,893	3,948,627
Applied Industrial Technologies Inc.	29,726	2,318,331
Beacon Roofing Supply Inc.(a)	40,343	1,621,385
BlueLinx Holdings Inc.(a)(b)	7,148	209,150
BMC Stock Holdings Inc.(a)	63,250	3,395,260
Boise Cascade Co.	30,017	1,434,813
CAI International Inc.	14,721	459,884
DXP Enterprises Inc./TX(a)	8,220	182,731
EVI Industries Inc.(a)	6,549	195,946
Fastenal Co.	473,952	23,143,076
Foundation Building Materials Inc.(a)	28,175	541,242
GATX Corp.	29,921	2,488,829
General Finance Corp.(a)	8,289	70,539
GMS Inc.(a)	37,233	1,134,862
H&E Equipment Services Inc.	23,128	689,446
Herc Holdings Inc.(a)	23,974	1,592,113
Houston Wire & Cable Co.(a)(b)	14,868	41,482
Huttig Building Products Inc.(a)(b)	14,630	53,692
India Globalization Capital Inc.(a)(b)	28,846	45,000
Lawson Products Inc./DE(a)	6,737	342,981
MRC Global Inc.(a)	81,778	542,188
MSC Industrial Direct Co. Inc., Class A	37,650	3,177,283

31

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
NOW Inc.(a)	88,812	$637,670
Rush Enterprises Inc., Class A	33,270	1,378,043
Rush Enterprises Inc., Class B	11,335	429,483
SiteOne Landscape Supply Inc.(a)	37,541	5,955,129
Systemax Inc.	7,688	275,922
Titan Machinery Inc.(a)	14,736	288,089
Transcat Inc.(a)	7,185	249,176
Triton International Ltd.	51,333	2,490,164
United Rentals Inc.(a)	61,054	14,159,033
Univar Solutions Inc.(a)	147,550	2,804,925
Veritiv Corp.(a)	7,300	151,767
Watsco Inc.	27,432	6,214,720
WESCO International Inc.(a)(b)	39,528	3,102,948
Willis Lease Finance Corp.(a)	6,689	203,747
WW Grainger Inc.	37,706	15,396,868

		101,369,221

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	64,993	2,440,487

Water Utilities — 0.1%
American States Water Co.	30,234	2,403,905
American Water Works Co. Inc.	152,832	23,455,127
Artesian Resources Corp., Class A, NVS	7,247	268,719
Cadiz Inc.(a)(b)	14,823	157,865
California Water Service Group	42,548	2,298,869
Essential Utilities Inc.	190,580	9,012,528
Middlesex Water Co.	14,743	1,068,425
Pure Cycle Corp.(a)	14,687	164,935
SJW Group	22,441	1,556,508
York Water Co. (The)	8,239	383,937

		40,770,818

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)(b)	43,643	555,139
Gogo Inc.(a)(b)	37,481	360,942
Shenandoah Telecommunications Co.	36,245	1,567,596
Spok Holdings Inc.	13,804	153,639
T-Mobile U.S. Inc.(a)	487,564	65,748,005
Telephone and Data Systems Inc.	87,313	1,621,403
U.S. Cellular Corp.(a)	8,893	272,926

		70,279,650

Total Common Stocks — 99.8% (Cost: $23,229,325,381)		32,048,227,138

Security	Shares	Value

Rights

Biotechnology — 0.0%
Salarius Pharmaceuticals Inc., (Expires 01/18/25)(a)	19,965	$0	(d)

Total Rights — 0.0% (Cost: $0)		0	(d)

Warrants

Energy Equipment & Services — 0.0%
SAExploration Holdings Inc. (Expires 07/27/21)(a)	38	0	(d)

Total Warrants — 0.0% (Cost: $0)		0	(d)

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(e)(g)(h)	601,021,147	601,381,760
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(g)	44,230,000	44,230,000

		645,611,760

Total Short-Term Investments — 2.0% (Cost: $645,129,995)		645,611,760

Total Investments in Securities — 101.8% (Cost: $23,874,455,376)		32,693,838,898

Other Assets, Less Liabilities — (1.8)%		(573,590,304)

Net Assets — 100.0%		$32,120,248,594

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

32

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$928,001,859	$—		$(327,267,779	)(a)	$28,062	$619,618	$601,381,760	601,021,147	$4,710,967	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	38,418,000	5,812,000	(a)	—		—	—	44,230,000	44,230,000	51,575		—
BlackRock Inc.	43,583,429	22,222,311		(12,666,697)		2,020,887	29,934,890	85,094,820	117,935	1,341,329		—
PennyMac Mortgage Investment Trust(c)	793,675	104,237		(94,104)		3,517	701,009	N/A	N/A	110,578		—

						$2,052,466	$31,255,517	$730,706,580		$6,214,449		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	323	03/19/21	$60,543	$1,179,599
S&P MidCap 400 E-Mini Index	27	03/19/21	6,220	125,929

				$1,305,528

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$32,047,820,444	$379,881		$26,813	$32,048,227,138
Rights	—	0	(a)	—	0	(a)
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	645,611,760	—		—	645,611,760

	$32,693,432,204	$379,881		$26,813	$32,693,838,898

Derivative financial instruments(b)
Assets
Futures Contracts	$1,305,528	$—		$—	$1,305,528

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

33

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Core S&P Total U.S. Stock Market ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

34